1933 Act File No. 33-37525
                                          1940 Act File No. 811-6201

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. 15_   .....................        X

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   15_   ..................................        X

                          THE WACHOVIA MUNICIPAL FUNDS
                    (Formerly, THE BILTMORE MUNICIPAL FUNDS)

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
  _ on ______________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart LLP                Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430

                              CROSS-REFERENCE SHEET


    This Amendment to the Registration Statement of The Wachovia Municipal Funds (Formerly, The Biltmore Municipal Funds), which consists of four portfolios: (1) Wachovia Georgia Municipal Bond Fund (Formerly, Biltmore Georgia Municipal Bond
Fund) (Class A Shares and Class Y Shares), (2) Wachovia North Carolina Municipal Bond Fund (Formerly, Biltmore North Carolina Municipal Bond Fund) (Class A Shares and Class Y Shares), (3) Wachovia South Carolina Municipal Bond Fund (Formerly, Biltmore South Carolina Municipal Bond Fund) (Class A Shares and Class Y Shares) and (4) Wachovia Virginia Municipal Bond Fund (Class A Shares and Class Y Shares). The filing pertains only to Wachovia Virginia Municipal Bond Fund and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.


                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information                   (1-4) Financial Highlights.
Item 4.     General Description of
            Registrant....................(1-4) Performance Information; General Information; Investment Information;
                                          Investment Objective; Investment Policies; State Municipal Securities;
                                          Municipal Bond Insurance; Investment Risks;
                                          Non-Diversification; Investment Limitation(s).

Item 5.     Management of the Fund........(1-4) Trust Information; Management of the Trusts; Distribution of
                                          Shares; Shareholder Servicing
            ----------------------
                                          Arrangements; Administration of the Funds; Expenses of the Funds
                                          and Class A Shares and Class B Shares; Brokerage Transactions.

Item 6.     Capital Stock and Other
            Securities....................(1-4) Dividends and Capital Gains;
                                          Shareholder Information; Voting
                                          Rights; Effect of Banking Laws; Tax
                                          Information; Federal Income Tax; The
                                          Wachovia Municipal Funds Tax
                                          Information; (1) Georgia Taxes; (2)
                                          North Carolina Taxes; (3) South
                                          Carolina Taxes; (4) Virginia Taxes;
                                          (1-4) Other State and Local Taxes;
                                          Other Classes of Shares.

Item 7.     Purchase of Securities Being
            Offered.......................(1-4) Net Asset Value; Investing in the Funds; Share Purchases; Minimum
                                          Investment Required; What Shares Cost; Conversion Feature; Sales Charge
                                          Reallowance; Systematic Investment Program; Certificates and Confirmations;
                                          Subaccounting Services; Dividends and Capital Gains; Exchange
                                          Privilege.

Item 8.     Redemption or Repurchase......(1-4) Redeeming Shares; Systematic Withdrawal Program;
                                          Accounts with Low Balances.
            ------------------------

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
            History                       (1-4) General Information.
Item 13.    Investment Objectives and
            Policies......................(1-4) Investment Objectives, Policies, and Investment Limitations of the
                                             Funds.
Item 14.    Management of the Fund........(1-4) The Wachovia Municipal Funds and Wachovia Funds Management.
            ----------------------
Item 15.    Control Persons and Principal
            Holders of Securities         Not applicable.
Item 16.    Investment Advisory and Other
            Services......................(1-4) Investment Advisory Services; Other Services; Administration;
                                           Custodian; Transfer Agent;
                                           Legal Services; Independent Auditors; Shareholder Servicing Plan.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................(1-4) Purchasing Fund Shares; Determining Net Asset Value; Determining
                                          Market Value of Securities; Redeeming Fund Shares; Redemption in Kind;
                                          Massachusetts Partnership Law.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
            Data..........................(1-4) Total Return; Yield; Tax-Equivalent; Yield Performance Comparisons.
Item 23.    Financial Statements..........(1-3) The Financial Statements for the fiscal year ended November 30, 1996 are incorporated herein
            --------------------
                                          by reference to each Fund's Annual Report dated November 30, 1996. (File Nos. 33-37525 and
                                          811-6201)


[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                                         SUBJECT TO COMPLETION
                                                         PRELIMINARY PROSPECTUS
                                                         DATED February 4, 1998

               THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS

         (FORMERLY, THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS)

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are open-end management investment companies which offer separate investment portfolios, each having its own investment objective and policies for different investor needs. The shares offered by this prospectus represent interests in the following portfolios (individually referred to as the "Fund" or collectively as the "Funds"):

================================================================================
           THE WACHOVIA FUNDS                  THE WACHOVIA MUNICIPAL FUNDS

          WACHOVIA EQUITY FUND             WACHOVIA GEORGIA MUNICIPAL BOND FUND

    WACHOVIA QUANTITATIVE EQUITY FUND     WACHOVIA NORTH CAROLINA MUNICIPAL BOND
                                                           FUND

      WACHOVIA GROWTH & INCOME FUND       WACHOVIA SOUTH CAROLINA MUNICIPAL BOND
                                                           FUND

        WACHOVIA EQUITY INDEX FUND        WACHOVIA VIRGINIA MUNICIPAL BOND FUND

       WACHOVIA SPECIAL VALUES FUND

     WACHOVIA EMERGING MARKETS FUND

          WACHOVIA BALANCED FUND

       WACHOVIA FIXED INCOME FUND
  WACHOVIA SHORT-TERM FIXED INCOME FUND
 WACHOVIA INTERMEDIATE FIXED INCOME FUND

  WACHOVIA SHORT-TERM FIXED INCOME FUND


In addition, The Wachovia Funds offers through separate prospectuses the following money market portfolios, each having a distinct investment objective and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund.

The shares offered by this prospectus are not deposits or obligations of, or endorsed or guaranteed by, Wachovia Bank, N.A. or any of its affiliates or subsidiaries, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal amount invested.

This prospectus provides you with information specific to the Class A Shares and Class B Shares of the Funds. It contains the information you should read and know before you invest in the Class A Shares or Class B Shares of the Funds. The Funds also offer Class Y Shares to certain institutional investors. Keep this prospectus for future reference.

The Funds have also filed a Statement of Additional Information dated March ___, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Funds, call 1-800-994-4414 or write the Funds at (Name of Fund), 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. The Statement of Additional Information, material incorporated by reference into this prospectus, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS

241661.2

SUMMARY OF INVESTMENT INFORMATION

SUMMARY OF FUND EXPENSES--CLASS A SHARES

SUMMARY OF FUND EXPENSES--CLASS B SHARES

FINANCIAL HIGHLIGHTS

GENERAL INFORMATION

THE WACHOVIA FUNDS
Wachovia Equity Fund
Wachovia Quantitative Equity Fund Wachovia Growth & Income Fund Wachovia Equity Index Fund Wachovia Special Values Fund Wachovia Emerging Markets Fund Wachovia Balanced Fund Wachovia Fixed Income Fund Wachovia Intermediate Fixed Income Fund Wachovia Short-Term Fixed Income Fund Additional Acceptable Investments

THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund
Acceptable Investments
State Municipal Securities

PORTFOLIO INVESTMENTS AND STRATEGIES
Investment Considerations
   Equity Investments
   Securities of Foreign Issuers
   Securities in Emerging Markets
   Investments in Debt Obligations
   Investments in Lower-Rated Debt Obligations
   Municipal Security Investments
Investment Processes
   Quantitative Equity Fund
   Equity Index Fund
     S&P 500 Index
   Emerging Markets Fund
   Fixed Income Funds Fund and Short-Term Fixed
     Income Fund
Portfolio Investments
   Corporate Debt Obligations
   Fixed Rate Corporate Debt Obligations
   Floating Rate Corporate Debt Obligations
   Convertible Securities
   Put and Call Options
   Stock Index Futures and Options
   Forward Foreign Currency Exchange
     Contracts
   Index Participation Contracts
   Mortgage-Backed Securities
   Adjustable Rate Mortgage Securities
   Collateralized Mortgage Obligations
   Real Estate Mortgage Investment Conduits
   Stripped Mortgage-Backed Securities
   Asset-Backed Securities
   U.S. Government Obligations
   Demand Master Notes
   Temporary Investments
   Restricted and Illiquid Securities
   Repurchase Agreements
   Demand Features
   When-Issued and Delayed Delivery
     Transactions
   Lending of Portfolio Securities
   Investing in Securities of Other Investment
     Companies
   Ratings
   Municipal Leases
   Participation Interests
   Variable Rate Municipal Securities
Municipal Bond Insurance
Non-Diversification

INVESTMENT LIMITATIONS
Borrowing Money
Diversification

TRUST INFORMATION
Management of the Trusts
   Board of Trustees
   Investment Adviser
   Sub-Adviser
   Advisory Fees
   Adviser's Background
Distribution of Shares
   Distribution Plan
Administrative Arrangements
Shareholder Servicing Arrangements
Administration of the Funds
Expenses of the Funds and Class A Shares and
   Class B Shares
Brokerage Transactions

NET ASSET VALUE

INVESTING IN THE FUNDS
Share Purchases
   Through the Trust Division of Wachovia Bank
   Through Wachovia Investments, Inc.
     By Mail
Minimum Investment Required
What Shares Cost
   Class A Shares
   Purchases of Net Asset Value
   Reducing the Initial Sales Charge
   Quantity Discounts and Accumulated
     Purchases
   Letter of Intent
   Reinvestment Privilege
   Concurrent Purchases
   Plan Right of Accumulation
   Class B Shares
Conversion Feature
   Sales Charge Reallowance
Systematic Investment Program
Certificates and Confirmations
Subaccounting Services
Dividends and Capital Gains

EXCHANGE PRIVILEGE
   Exchange by Telephone

REDEEMING SHARES
   By Telephone
   By Mail
   Signatures
Systematic Withdrawal Program
Accounts with Low Balances

SHAREHOLDER INFORMATION
Voting Rights

EFFECT OF BANKING LAWS

TAX INFORMATION

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION
Federal Income Tax
Georgia and North Carolina Taxes
South Carolina Taxes
Virginia Taxes
Other State and Local Taxes

OTHER CLASSES OF SHARES

PERFORMANCE INFORMATION

ADDRESSES                     Back Cover

241662.2
                                       -70-

                         SUMMARY OF INVESTMENT INFORMATION

WHO MAY WANT TO INVEST IN THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS?

The Wachovia Funds and The Wachovia Municipal Funds offer investment opportunities to a wide range of investors, from those who may be investing for the short-term to those with long-term goals. In addition to certain money market portfolios offered pursuant to separate prospectuses, the Trusts currently offer the following nine ten professionally managed diversified portfolios and four non-diversified portfolios:

o Wachovia Equity Fund ("Equity Fund")--seeks to produce growth of principal and income;

o Wachovia Quantitative Equity Fund ("Quantitative Equity Fund")--seeks to provide growth of principal and income;

o Wachovia Growth & Income Fund ("Growth & Income Fund")--seeks to provide total return through growth of capital and current income;

o Wachovia Equity Index Fund ("Equity Index Fund")--seeks to provide a total return that approximates that of the stock market as measured by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index" or "Index");

o Wachovia Special Values Fund ("Special Values Fund")--seeks to produce growth of principal;

o Wachovia Emerging Markets Fund ("Emerging Markets Fund")---seeks to produce long-term capital appreciation;

o Wachovia Balanced Fund ("Balanced Fund")--seeks to provide long-term growth of principal and current income;

o Wachovia Fixed Income Fund ("Fixed Income Fund")--seeks a high level of total return;

o    Wachovia   Intermediate  Fixed  Income  Fund  ("Intermediate  Fixed  Income
     Fund")--seeks current income consistent with preservation of capital;

o    Wachovia   Short-Term   Fixed   Income  Fund   ("Short-Term   Fixed  Income
     Fund")--seeks to produce a high level of current income;

o Wachovia Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia;

o Wachovia North Carolina Municipal Bond Fund ("North Carolina Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina;

o Wachovia South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes; and

o Wachovia Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund")--seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

WHO MANAGES THE FUNDS?

Wachovia Asset Management, a business unit of Wachovia Bank, N.A., serves as investment adviser to The Wachovia Funds and The Wachovia Municipal Funds. Twin Capital Management, Inc. serves as sub-adviser to the Quantitative Equity Fund.

HOW TO BUY AND SELL SHARES

You may buy and sell shares of any of the Funds by telephone, by mail, or in person. Except as indicated below, all shares are sold with sales charges. Fund shares are redeemed at net asset value. The Trusts also offer you the privilege of exchanging shares of one Fund for another. For more information, please see "Investing in the Funds," "Exchange Privilege," and "Redeeming Shares."

RISK FACTORS

Investors should be aware of general risks associated with investment in mutual funds. Market values of fixed income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. Foreign securities in which some of the Funds (particularly the Emerging Markets Fund) may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more of the Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under "Portfolio Investments and Strategies."

The Wachovia Funds and The Wachovia Municipal Funds
Class A Shares
Summary of Fund Expenses
--------------------------------------------------------------------------------


                                     Quantitative Equity Special Emerging        Growth and
                               Equity  Equity     Index  Values  Markets Balanced  Income
                               Fund     Fund      Fund   Fund    Fund    Fund      Fund
                               -----------------------------------------------------------

Shareholder Transaction
Expenses

Maximum Sales Load Imposed on
Purchases (as a percentage of
offering price)                4.50%   4.50%    4.50%   4.50%   4.50%   4.50%    4.50%
Maximum Sales Load Imposed on
Reinvested Dividends (as a     None     None     None   None    None    None      None
percentage of offering price)
Contingent Deferred Sales
Charge (as
a percentage of original
purchase
price of redemption proceeds,  None     None     None   None    None    None      None
as applicable)
Redemption Fees (as a
percentage of
amount redeemed, if            None     None     None   None    None    None      None
applicable)
Exchange Fee                   None     None     None   None    None    None      None


Annual Class Y Shares
Operating Expenses
(As a percentage of average
net assets)

Management Fee (after waiver,  0.63%   0.63%    0.28%   0.79%   1.00%   0.54%    0.70%
if
applicable) (1)
12b-1 Fees                     None     None     None   None    None    None      None
Other Expenses  (after         0.26%   0.23%    0.19%   0.31%   0.54%   0.23%    0.19%
reimbursement, if
applicable)(2).............0.25%
  Total Class Y Shares         1.14%   1.11%    0.72%   1.35%   1.79%   1.02%    1.14%
Operating
   Expenses (after waiver and
   reimbursement, if
applicable) (3)




                                                     North     South
                                 Short-Term Georgia  Carolina  Carolina  Virginia Intermediate
                           Fixed   Fixed    Muni      Muni    Muni       Muni      Fixed
                           Income  Income    Bond     Bond    Bond       Bond     Income
                           Fund     Fund     Fund     Fund    Fund       Fund      Fund
                           -----------------------------------------------------------

Shareholder Transaction
Expenses

Maximum Sales Load Imposed on
Purchases (as a percentage
of offering price)             4.50%   2.50%    4.50%   4.50%   4.50%   4.50%    4.50%
Maximum Sales Load Imposed on
Reinvested Dividends (as a
percentage of offering price)  None     None     None   None    None    None      None
Contingent Deferred Sales
Charge (as
a percentage of original
purchase price or redemption
proceeds,
as applicable)                 None     None     None   None    None    None      None
Redemption Fees (as a
percentage of
amount redeemed, if            None     None     None   None    None    None      None
applicable)
Exchange Fee                   None     None     None   None    None    None      None

Annual Fund Operating Expenses
(As a percentage of average
net assets)

Management Fee (after waiver,  0.49%   0.36%    0.00%   0.31%   0.27%   0.45%    0.48%
if
applicable) (1)
12b-1 Fees                     None     None     None   None    None    None      None
Other Expenses  (after         0.24%   0.26%    0.89%   0.51%   0.29%   0.25%    0.26%
reimbursement, if
applicable)(2).............0.25%
  Total Class Y Shares         0.98%   0.87%    1.14%   1.07%   0.81%   0.95%    0.99%
Operating
   Expenses (after waiver and
   reimbursement, if
applicable) (3)

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30% for the Equity Index Fund, 0.55% for the Short-Term Fixed Income Fund, 0.60% for the Fixed Income Fund and Intermediate Fixed Income Fund, 0.70% for the Equity Fund, Quantitative Equity Fund, Balanced Fund, and Growth and Income Fund, 0.75% for the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund, 0.80% for the Special Values Fund, and 1.00% for the Emerging Markets Fund.

(2) For the fiscal year ending November 30, 1997, other expenses would have been 1.50% for the Georgia Municipal Bond Fund, absent the reimbursement by the adviser.

(3) The Annual Class A Shares Operating Expenses would have been 1.21% for the Equity Fund, 1.18% for the Quantitative Equity Fund, 0.74% for the Equity Index Fund, 1.36% for the Special Values Fund, 1.18% for the Balanced Fund, 1.09% for the Fixed Income Fund, 1.06% for the Short-Term Fixed Income Fund, 2.25% for the Georgia Municipal Bond Fund, 1.51% for the North Carolina Municipal Bond Fund, and 1.29% for the South Carolina Municipal Bond Fund, absent the voluntary waivers/reimbursement described above in Notes 1 and 2. The Annual Class A Operating Expenses are expected to be 1.25% for the Virginia Municipal Bond Fund and 1.11% for the Intermediate Fixed Income Fund absent the voluntary waiver described above in Note 1.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Wachovia Funds Information", "The Wachovia Municipal Funds Information" and "Investing in the Fund."

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3)payment of the maximum sales load. As noted in the table above, the Fund charges no sales loads or redemption fees.



                    Quantitative Equity Special Emerging        Growth and
                Equity  Equity   Index  Values  Markets Balanced  Income
                Fund     Fund     Fund   Fund    Fund    Fund      Fund
                -----------------------------------------------------------
1 Year           $56     $56      $52     $58     $62     $55      $56
3 Years          $80     $79      $67     $86     $99     $76      $80
5 Years         $105     $103     $83    $116    $138     $99      N/A
10 Years        $177     $174     $130   $200    $246     164      N/A

                                       North     South
                   Short-Term Georgia  Carolina  Carolina Virginia Intermediate
             Fixed   Fixed    Muni     Muni      Muni    Muni      Fixed
             Income  Income    Bond    Bond      Bond    Bond      Income
             Fund     Fund     Fund    Fund     Fund    Fund       Fund
             -----------------------------------------------------------
1 Year        $55     $34      $56     $55       $53     $54       $55
3 Years       $75     $52      $80     $78       $70     $74       $75
5 Years       $97     $72      $105   $101       $88     N/A       N/A
10 Years     $160     $130     $177   $170      $141     N/A       N/A


The above example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.


                   [FINANCIAL HIGHLIGHTS TABLES TO BE INSERTED]

GENERAL INFORMATION

The Wachovia Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. (For purposes of this prospectus, "The Wachovia Funds" refers only to those portfolios of the Trust that are included in this combined prospectus.) The Wachovia Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Each Declaration of Trust permits the respective Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Trusts offer three classes of shares: Class A Shares, Class Y Shares, and for the Equity Fund, the Quantitative Equity Fund, the Balanced Fund and the Fixed Income Fund, Class B Shares. Class Y Shares are offered to certain accounts held by Wachovia Bank, N.A. ("Wachovia Bank") and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. Class A Shares and Class B Shares are sold to those customers as well as other individuals and customers of Wachovia Bank. This prospectus relates only to Class A Shares and Class B Shares ("Shares") of the Funds.

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective.

For additional information about investment limitations, strategies, and certain investment policies, please refer to the "Portfolio Investments and Strategies" section of this prospectus.

THE WACHOVIA FUNDS

WACHOVIA EQUITY FUND

The investment objective of the Equity Fund is to produce growth of principal and income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of common stock of companies with an established market. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. These securities will be primarily quality mid- to large- capitalization common stocks. The Fund's investment adviser seeks undervalued stocks with improving prospects by integrating two disciplines to capture both growth and value opportunities. The Fund's investment adviser will integrate value and growth management techniques in attempting to select undervalued stocks that have prospects for improving fundamentals while evening out the price volatility often associated with high growth investments.

Acceptable investments include:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities;

o investments in American Depositary Depository Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in over-the-counter markets. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in other securities of foreign issuers ("Non-ADRs"). (See "Securities of Foreign Issuers."); and

o domestic issues of corporate debt obligations rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P").

WACHOVIA QUANTITATIVE EQUITY FUND

The investment objective of the Quantitative Equity Fund is to provide growth of principal and income. The Fund pursues its investment objective by investing in a professionally managed and diversified portfolio consisting primarily of large capitalization common stocks. The average market capitalization of the stocks in the Fund's universe will be in excess of $1 billion. These securities will primarily be composed of issues of domestic companies. Stocks are selected by the Fund's sub-adviser using a quantitative computer valuation model described below under "Investment Processes." The Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the S&P 500 Index. However, the Fund will not limit its investments solely to stocks represented in the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities.

Although the Fund normally seeks to remain substantially fully invested in the common stocks in the universe identified by the Fund's investment adviser, the Fund may also invest in the acceptable investments listed under "Wachovia Equity Fund" above.

WACHOVIA GROWTH & INCOME FUND

The investment objective of the Growth & Income Fund is to provide total return through growth of capital and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of equity securities. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. The Fund's investment adviser selects securities based on a number of factors, including return on equity, price to earnings ratio, dividend paying ability, and liquidity. The securities in which the Fund invests may be expected to produce some income, but income alone is not the primary criterion for the securities' selection by the Fund's investment adviser.

Acceptable investments include:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities, warrants and rights to purchase common stocks;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter markets, and investments in European Depository Receipts ("EDRs," sometimes also referred to as Continental Depository Receipts), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities; and

o domestic issues of corporate debt obligations rated A or better by Moody's or S&P.

WACHOVIA EQUITY INDEX FUND

The investment objective of the Equity Index Fund is to provide a total return that approximates that of the stock market as measured by the S&P 500 Index. The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the Index. The Fund will normally seek to be invested in all the stocks that comprise the Index and achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1%; a figure of 1.00 would represent perfect correlation. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's total assets will be invested in stocks represented in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

In addition, the Fund may hold cash reserves which may be invested in, but not limited to, the following:

o commercial paper rated, at the time of purchase, at least Prime-1 or A-1 by Moody's or S&P, or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o time and savings deposits (including certificates of deposit) in domestic, commercial and savings banks; and

o  index participation contracts.

WACHOVIA SPECIAL VALUES FUND

The investment objective of the Special Values Fund is to produce growth of principal. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market which the Fund's investment adviser believes to be significantly undervalued with potential for above-average capital appreciation commensurate with increased risk. Typical investments are in stocks that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1 billion. The Fund will limit its investments to up to 20% of total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs and up to 10% of total assets in other securities of foreign issuers.

Acceptable investments include, but are not limited to:

o common stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have potential for above-average appreciation;

o  domestic issues of corporate debt obligations (including convertible bonds);

o  securities of foreign issuers; and

o  master limited partnerships.

In addition, the Fund may invest in high yield corporate bonds (commonly known as junk bonds) and speculative grade preferred stocks.

WACHOVIA EMERGING MARKETS FUND

The investment objective of the Emerging Markets Fund is to produce long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world. Because investing in emerging markets can involve significant risks, the Fund is designed for aggressive investors. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in securities of issuers and companies located in countries having emerging markets. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other securities, including debt securities.

Acceptable investments may also include, but will not be limited to:

o  preferred stocks of foreign companies;

o  convertible securities and warrants of foreign companies;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in over-the-counter markets, and investments in EDRs and Global Depository Receipts;

o fixed income obligations of foreign governments, supranational entities and corporate debt obligations denominated in currencies other than U.S. dollars, rated B or better at the time of purchase by Moody's or S&P; and

o U.S. equity and debt securities rated, at the time of purchase, B or better by Moody's or S&P.

In addition, the Fund may enter into foreign currency transactions and may maintain reserves in foreign or U.S. money market instruments.

WACHOVIA BALANCED FUND

The investment objective of the Balanced Fund is to provide long-term growth of principal and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed, diversified portfolio of equity securities and debt securities. The Fund's investment approach, as related to equity securities, is to produce long-term growth of principal and income by investing in a diversified portfolio of common stocks. The Fund will seek undervalued stocks with improving prospects in an attempt to capture both growth and value opportunities. With regard to debt securities, the Fund's investment approach will be to maximize total return (which consists of capital appreciation and income) available from a diversified portfolio of fixed income securities while providing relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).

Acceptable investments include but are not limited to:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in the over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in Non-ADRs. (See "Securities of Foreign Issuers.");

o domestic issues of corporate debt obligations (including convertible bonds) rated, at the time of purchase, A or better by S&P or Moody's or, if not rated, are determined by the Fund's investment adviser to be of comparable quality;

o  mortgage-backed and asset-backed securities;

o commercial paper rated not less than A-1 by S&P or Prime-1 by Moody's, and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA FIXED INCOME FUND

The investment objective of the Fixed Income Fund is to seek a high level of total return. As a secondary investment objective, the Fund will attempt to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.

Acceptable investments include:

o domestic issues of corporate debt obligations, including demand master notes rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o with respect to 5% of the Fund's total assets, corporate debt obligations, including demand master notes rated at the time of purchase Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;


o  securities of foreign issuers;

o  convertible securities;

o  mortgage-backed and asset-backed securities;

o commercial paper that at the time of purchase is rated not less than Prime-1 or A-1, by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

The investment objective of the Intermediate Fixed Income Fund is to seek current income consistent with preservation of capital. The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Acceptable investments include:

o domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o with respect to 5% of the Fund's total assets, corporate debt obligations, including demand master notes rated at the time of purchase Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o  convertible securities;

o  mortgage-backed and asset-backed securities;

o commercial paper that at the time of purchase is rated not less than Prime-1 or A-1 by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA SHORT-TERM FIXED INCOME FUND

The investment objective of the Short-Term Fixed Income Fund is to produce a high level of current income with a minimum of principal volatility. The Fund pursues its investment objective by investing primarily in a diversified portfolio of short-term, high-grade, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in such securities. The Fund will maintain an average dollar-weighted maturity of between one to three years. Otherwise, the Fund may invest in the acceptable investments listed under "Wachovia Fixed Income Fund" above.



ADDITIONAL ACCEPTABLE INVESTMENTS

In addition to the acceptable investments discussed above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, warrants, demand master notes and engage in when-issued and delayed delivery transactions. The Funds may also engage in put and call options, futures, and options on futures for hedging purposes.

THE WACHOVIA MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

The investment objective of the Georgia Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

The investment objective of the North Carolina Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina ("North Carolina Municipal Securities").

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

The investment objective of the South Carolina Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes ("South Carolina Municipal Securities").

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

The investment objective of the Virginia Municipal Bond Fund is to provide as high a level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Virginia ("Virginia Municipal Securities").

The Funds' investment adviser may consider the potential for capital appreciation in the selection of portfolio investments for each of The Wachovia Municipal Funds. In addition to the portfolio investments identified above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, demand master notes and engage in when-issued and delayed delivery transactions.

ACCEPTABLE INVESTMENTS

The Funds invest primarily in Georgia Municipal Securities, North Carolina Municipal Securities, South Carolina Municipal Securities, and Virginia Municipal Securities, respectively (collectively, "State Municipal Securities"). These securities are:

o obligations, including industrial development bonds, issued on behalf of the states of Georgia, North Carolina, and South Carolina, and of the Commonwealth of Virginia, respectively, and their respective political subdivisions or agencies;

o obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

o participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Funds, exempt from both federal regular income tax and the personal income tax imposed by the States of Georgia, North Carolina, and South Carolina, and the Commonwealth of Virginia, respectively. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Funds in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

STATE MUNICIPAL SECURITIES

State Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. State Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.

Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.

Characteristics. State Municipal Securities are subject to one or more of the following quality standards:

o  rated A or above by Moody's or S&P at time of purchase;

o with respect to 5% of total Fund assets, rated Baa by Moody's or BBB by S&P at time of purchase;

o insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;

o secured by an irrevocable escrow of direct obligations of the U.S. government; or

o unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

(A description of the rating categories is contained in the Appendix to the Funds' Statement of Additional Information).

PORTFOLIO INVESTMENTS AND STRATEGIES

INVESTMENT CONSIDERATIONS

Equity Investments. As with other mutual funds that invest in equity securities, the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund and Balanced Fund are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

Because the Special Values Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Securities Of Foreign Issuers. The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in the securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, a Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the Fund's investment adviser to be substantial.

Securities In Emerging Markets. Investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the Emerging Markets Fund does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

These risks include a possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investment in securities of issuers in foreign nations.

(Please refer to the Statement of Additional Information for an expanded discussion of sovereign debt obligations.) In addition, there is often less publicly available information about foreign issuers than those in the United States. Emerging market companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Emerging Markets Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Because the Emerging Markets Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversion between currencies. A change in the value of a foreign currency against the U.S. dollar will result in corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes will also affect the Fund's income and distributions to shareholders. The Fund may be affected, either favorably or unfavorably, by the fluctuations in the relative rates of exchange between the currencies of different nations, and the Fund therefore may engage in certain hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the investment adviser's ability to predict movements in exchange rates, and imperfect movements between exchange rates and currency hedges.

Brokerage commissions, fees for custodial services, and other costs relating to investments in emerging market countries are generally greater than in the United States. Such markets have different clearance and settlement procedures, and in certain markets, there have been occasions when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to effect certain transactions. The inability of the Emerging Markets Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in either losses to the Fund, if the value of the portfolio security subsequently declines, or, if the Fund has entered into a contract to sell the security, could result in possible claims against the Fund.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of the countries in which the Fund may invest also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have an adverse impact on the Fund. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments In Debt Obligations. The market value of debt obligations, and therefore a Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Fund's investment adviser. In the debt market, prices generally move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations. Although debt obligations with longer maturities offer potentially greater returns, they will generally experience the greatest market price changes. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. The Fund's investment adviser will attempt to minimize the fluctuation of each Fund's net asset value by predicting the direction of interest rates; however, the investment adviser could be incorrect in its expectations about the direction and the extent of these market factors.

Investments In Lower-Rated Debt Obligations. From time to time, a portion of the Emerging Markets Fund's and the Special Values Fund's portfolios may consist of lower-rated debt obligations (i.e., rated below BBB by S&P or Baa by Moody's) which are commonly referred to as "junk bonds." Each Fund will not invest more than 35% of its total assets in such securities. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Emerging Markets Fund and the Special Values Fund.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Emerging Markets Fund or the Special Values Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Municipal Security Investments. Yields on State Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the respective state (or commonwealth) or its municipalities could impact a Fund's portfolio. A municipal bond fund's concentration in securities issued by a specific state (or commonwealth) and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. A state's (or commonwealth's) dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends.

(Please refer to the Funds' Statement of Additional Information for an expanded discussion of Georgia, North Carolina, South Carolina, or Virginia investment risks, as appropriate.)

The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of State Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in State Municipal Securities which meet the Fund's quality standards may not be possible if the state (or commonwealth) or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of State Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

INVESTMENT PROCESSES

Quantitative Equity Fund. To select stocks for the Quantitative Equity Fund, the Fund's sub-adviser initially identifies a broad universe of approximately 900 common stocks. The sub-adviser utilizes four criteria when determining what common stocks will be included in the Fund's universe: each stock must be highly capitalized, each stock must be traded on the New York or American Stock Exchange or in the over-the-counter markets, each stock must be among the most liquid and highly traded stocks on its respective exchange, and each stock must be actively followed by a minimum of three industry analysts.

The Fund's sub-adviser then screens the stocks in the universe, using a quantitative computer valuation model, to evaluate the relative attractiveness of each stock. The sub-adviser's model focuses on two measurement factors: the relative value of the stocks (including their present and historical price-to-earnings and market price-to-book value ratios, and the present value of each stock's projected dividend income) and the stock's growth prospects and earnings momentum (including changes, over time, in analysts' earning forecasts, and positive or negative surprises in reported earnings). The Fund's sub-adviser will vary the importance placed on each factor, depending on market trends.

Using the valuation model described above, the Fund's investment adviser then ranks each stock in the universe by decile. The stocks are classified by industry group, based on industry categories and weightings found in the S&P 500 Index. In managing the Fund, the investment adviser continuously monitors the rankings of the stocks in the universe and employs an active selling discipline, replacing less attractive stocks (as determined by the valuation model) with more attractive stocks to maintain a high average rank for the portfolio. In maintaining the diversification of the portfolio, the investment adviser gives consideration to the industry weightings found in the Index.

Although the Quantitative Equity Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the Index, the Fund will not limit its investments solely to stocks represented in the Index. By investing in those common stocks that are included in the universe described above (a large number of which are not included in the Index), the Fund will seek to provide a higher rate of total return than the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index.

Equity Index Fund. The Equity Index Fund is managed passively, in the sense that the traditional management functions of economic, financial, and market analysis are limited to the extent that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the Index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index.

On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the Equity Index Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

Since the Equity Index Fund will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund, discussed herein, will account for the difference between the performances of the Fund and the Index.

In order to accommodate cash flows and maintain adequate liquidity to meet redemption requests, the Fund may enter into stock index futures contracts, options, options on futures contracts, and index participation interests. This will allow the Fund to simultaneously maximize the level of the Fund assets that are tracking the performance of the S&P 500 Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

   S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Quantitative Equity and Equity Index Funds utilize the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

   The Index is an unmanaged, statistical measure of stock market performance. As such, it does not reflect the actual cost of investing in common stocks. By contrast, the Quantitative Equity and Equity Index Funds incur the normal costs of a mutual fund, including brokerage and execution costs, advisory fees, and administrative and custodial costs and expenses. S&P selects the common stocks to be included in the Index solely on a statistical basis. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by, or affiliated with, S&P.

Emerging Markets Fund. The investment adviser will consider the following securities as permissible investments for the Emerging Markets Fund: (i) securities of companies the principal securities trading market for which is an emerging market country; (ii) securities, traded in any market, of companies or issuers that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries; or (iii) securities of companies organized under the laws of, and with a principal office in, an emerging market country. In selecting equity securities for the Emerging Markets Fund, the investment adviser focuses on a broad diversification of emerging market countries. Initially, the adviser identifies those emerging market countries that, in the investment adviser's judgment, have made, or are currently making, progress toward improving their economies and market environments through financial and/or political reform, and which are likely to produce premium returns. Second, the investment adviser then uses a disciplined allocation process to classify the emerging market countries that it has identified into one of two categories (or "Tiers"). The first, Tier 1, is comprised of the most established and liquid of emerging market countries. The second, Tier 2, represents those emerging market countries which are less established, smaller, and less liquid than those in Tier 1. Examples of countries classified in Tier 1 are Argentina, Brazil, Mexico and Thailand; examples of countries which are classified in Tier 2 include Colombia, the Philippines, Greece, Peru and Portugal.

In constructing the Emerging Markets Fund's investment portfolio, the investment adviser normally gives the Tier 1 emerging market countries a greater weighting than is afforded to the Tier 2 emerging market countries. Within each Tier, each emerging market country is equally weighted and then its weight is adjusted to reflect the investment adviser's investment judgments regarding the particular country. The investment adviser will consider economic factors, political conditions and currency and market valuation levels, in deciding upon which emerging market countries to include in the portfolio and how those countries should be classified and weighted.

The number of emerging market countries represented in the Emerging Markets Fund's portfolio will vary over time. It is the investment adviser's intention that the Fund remain broadly diversified across many emerging market countries, companies, and geographic regions. Under normal market conditions, the investment adviser expects to invest in the securities of issuers located in a minimum of six different emerging market countries, with up to 25% of the Fund's total assets invested in any one country.

In selecting securities in each emerging market country for purchase by the Emerging Markets Fund, the investment adviser will focus on the most prominent and largest capitalized companies. The investment adviser will seek to construct the Fund's investment portfolio in a manner that maintains adequate liquidity for trading purposes, and will attempt to utilize the low historical correlation of returns among emerging market countries to moderate the portfolio's volatility, wherever feasible.

Fixed Income Fund And Short-Term Fixed Income Fund. The Fixed Income Fund's and the Short-Term Fixed Income Fund's investment adviser does not select securities purely to maximize the current yield of the Funds. The Funds' investment adviser attempts to manage the Funds' total performance, which includes both changes in principal value of the Funds' portfolios and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. When the Funds' investment adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Funds' portfolios. When, in the investment adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Funds' portfolios. Further, the Funds' investment adviser attempts to improve the Funds' total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Funds' portfolios in this manner, the Funds' investment adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

PORTFOLIO INVESTMENTS

Corporate Debt Obligations. The Funds (except the Equity Index Fund and The Wachovia Municipal Funds) may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations have the requisite ratings as described above. However, if a security loses its rating or has its rating reduced, the Fund is not required to drop the security from its portfolio, but may consider doing so.

Fixed Rate Corporate Debt Obligations. The Funds may invest in fixed rate corporate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

Floating Rate Corporate Debt Obligations. The Funds (except the Equity Index Fund and The Wachovia Municipal Funds) may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. An example of floating and fixed rate corporate debt obligations in which a Fund can invest include Yankee bonds, which are U.S. dollar-denominated bonds issued in the United States by foreign banks or corporations.

Some of the floating rate corporate debt obligations in which the Fund may invest include floating rate corporate debt securities issued by savings associations collateralized by adjustable rate mortgage loans, also known as collateralized thrift notes. Many of these collateralized thrift notes have received AAA ratings from NRSROs. Collateralized thrift notes differ from traditional "pass-through" certificates in which payments made are linked to monthly payments made by individual borrowers net of any fees paid to the issuer or guarantor of such securities.

Convertible Securities. The Funds (except The Wachovia Municipal Funds) may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Put And Call Options. The Funds (except The Wachovia Municipal Funds) may purchase put options on their portfolio securities. These options will be used only as a hedge to attempt to protect securities which a Fund holds against decreases in value. A Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio. A Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. The writing of calls by a Fund is intended to generate income for a Fund and thereby protect against price movements in particular securities in a Fund's portfolio.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit a Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. These instruments may not be available with regard to the securities of certain emerging markets in which the Emerging Markets Fund may invest.

The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of a Fund's portfolio securities as well as the investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause a Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, a Fund may be unable to anticipate the extent of its losses from futures transactions. These instruments may not be available with regard to the securities of certain emerging markets in which the Emerging Markets Fund may invest.

Stock Index Futures And Options. The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of a Fund's total assets. Also, a Fund will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions (and, in the case of the Special Values Fund and Emerging Markets Fund, margin deposits on open positions). These futures contracts and options will be used to handle cash flows into and out of a Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investment in stocks. The Funds will not enter into these transactions for speculative purposes.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Funds plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Futures Contracts on Foreign Government Debt Obligations. The Balanced Fund and the, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in futures contracts on foreign government debt obligations in order to establish exposure to a particular foreign government and/or currency in a fast and cost-effective manner. These transactions will be entered into primarily for speculative purposes. These types of futures contracts implicate the same risks presented by investing in futures contracts generally, as well as currency risk and the risks involved in investing in foreign issuers. Please refer to the Statement of Additional Information for a further discussion of these risk factors.

Forward Foreign Currency Exchange Contracts. The Emerging Markets Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the forward contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Emerging Markets Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interest of the Fund will be served. The Fund will only enter into forward contracts for hedging purposes and will not enter into forward contracts in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

Index Participation Contracts. The Equity Index Fund may participate in the purchasing and selling of index participation contracts based on the S&P 500 Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an Index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Equity Index Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to accommodate cash flows and maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the S&P 500 Index.

Mortgage-Backed Securities. The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which a Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

A Fund may invest in CMOs which are rated AAA by an NRSRO or are of comparable quality as determined by a Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. The Each of the Fixed Income Fund and Intermediate Fixed Income Fund may also invest up to 5% of its total assets in CMOs which are rated Aa, A, or Baa by Moody's or AA, A, or BBB by S&P.

Real Estate Mortgage Investment Conduits. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

Stripped Mortgage-Backed Securities. Some of the mortgage-related securities purchased by the Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by a Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result if a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, a Fund's investment adviser intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

Asset-Backed Securities. The Balanced Fund, Fixed Income Fund, Intermediated Fixed Income Fund and Short-Term Fixed Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. A Fund may invest in asset-backed securities rated A or higher at the time of purchase by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. The Each of the Fixed Income Fund and the Intermediate Fixed Income Fund may invest up to 5% of its total assets in asset-backed securities rated Baa by Moody's or BBB by S&P. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, a Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. Government Obligations. The U.S. government obligations in which the Funds invest are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o and notes, bonds and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives;

o Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association; and

o  Student Loan Marketing Association.

Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o  the credit of the agency or instrumentality.

Some of the short-term U.S. government securities the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted rate is ordinarily tied to some objective standard, such as the 91-day U.S.
Treasury bill rate.

Demand Master Notes. The Funds may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many demand master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Temporary Investments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, and Emerging Markets Fund each of the Funds (except Equity Index Fund) may invest in:

o certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, and other instruments of domestic and foreign banks and savings and loans, which institutions have capital, surplus, and undivided profits over $100 million, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF"), or by the Savings Association Insurance Fund ("SAIF"), both of which are administered by the FDIC;

o commercial paper (including Canadian Commercial Paper and Europaper) rated A-1 or better by S&P or Prime-1 by Moody's, or, if unrated, of comparable quality as determined by the Funds' investment adviser;

o obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and

o repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

The Wachovia Municipal Funds may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, each Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to Georgia, North Carolina, or Virginia state income taxes.

Restricted And Illiquid Securities. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, a Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, a Fund intends not to subject such paper to the limitation applicable to restricted securities.

Repurchase Agreements. The U.S. government securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities.

Demand Features. The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide a Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks or other institutions which a Fund's investment adviser has determined are creditworthy under guidelines established by the Trustees and in which a Fund will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Investing In Securities Of Other Investment Companies. A Fund may invest in the securities of other investment companies. Unless otherwise permitted by action of the SEC, a Fund may not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. A Fund will invest in other open-end investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, such as advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

Ratings. If a security loses its rating or has its rating reduced after a Fund purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, a Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund. A description of rating categories is contained in the Appendix to the Statement of Additional Information.

Municipal Leases. The Wachovia Municipal Funds may invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests would give the Funds undivided interests in State Municipal Securities. The financial institutions from which a Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which a Fund's investment adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the State Municipal Securities which the Funds purchase may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by a Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for a Fund. A Fund's investment adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

MUNICIPAL BOND INSURANCE

The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the "Policy" or "Policies").

The Wachovia Municipal Funds will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet a Fund's quality standards. A Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Georgia Municipal Bond Fund's and South Carolina Municipal Bond Fund's investment adviser anticipates that between 30% and 60% of each Fund's net assets will be invested in municipal securities that are insured. The North Carolina Municipal Bond Fund's investment adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities that are insured. The Virginia Municipal Bond Fund's investment adviser anticipates that between 30% and 60% of the Fund's net assets will be invested in municipal securities that are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund. (Please refer to the Funds' Statement of Additional Information for more information.)

NON-DIVERSIFICATION

The Wachovia Municipal Funds is comprised of four non-diversified Funds. As such, there is no limit on the percentage of assets which can be invested by a Fund in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. A Fund may purchase an issue of municipal securities in its entirety.

The Funds intend to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of a Fund's total assets shall not exceed 50% of the value of its total assets.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

INVESTMENT LIMITATIONS

BORROWING MONEY

The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge, mortgage, or hypothecate up to 15% of the value of those assets to secure such borrowings. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not borrow money or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

DIVERSIFICATION

With respect to 75% of the value of its total assets, each of the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

In addition to the above limitations, The the South Carolina Municipal Bond Fund will not:

o invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor; or

o own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations described in this prospectus, and, not exceeding 10% of its net assets.

TRUST INFORMATION

MANAGEMENT OF THE TRUSTS

Board Of Trustees. The Trustees are responsible for managing the business affairs of the Trusts and for exercising the Trusts' powers except those reserved for the shareholders.

Investment Adviser. Pursuant to investment advisory contracts with the Trusts on behalf of the Funds, and subject to direction by the Trustees, investment decisions for The Wachovia Funds and The Wachovia Municipal Funds are made by Wachovia Asset Management, a business unit of Wachovia Bank, N.A. (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision of investments for the Funds and is responsible for the purchase and sale of portfolio instruments, for which it receives annual fees from the assets of the Funds.

Sub-Adviser. The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Twin Capital Management, Inc. ("Twin Capital" or the "Sub-Adviser"), Twin Capital furnishes certain investment advisory services to the Adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000, payable by the Adviser, in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions, and pension and profit-sharing plans. As of December 31, 1997, Twin Capital furnished services, substantially similar to the services it provides to the Adviser, to other accounts with assets in excess of $___ billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.

Advisory Fees. The Adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets as follows:
0.30 of 1% of Equity Index Fund; 0.55 of 1% of Short-Term Fixed Income Fund;
0.60 of 1% of Fixed Income Fund and Intermediate Fixed Income Fund; 0.70 of 1% of Equity Fund, Quantitative Equity Fund, Growth & Income Fund, and Balanced Fund; 0.74 of 1% of Virginia Municipal Bond Fund; 0.75 of 1% of Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund; 0.80 of 1% of Special Values Fund; and 1.00% of Emerging Markets Fund. These fees are accrued daily and paid monthly. The fees paid by The Wachovia Municipal Funds, Special Values Fund and Emerging Markets Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar policies and objectives. The Adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser or its affiliates. If, however, such accounts, the Funds, or the Adviser for its own accounts, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the position they obtain.

Adviser's Background. Wachovia Asset Management and its affiliates have served as investment adviser to The Wachovia Funds since March 9, 1992, to the South Carolina Municipal Bond Fund since August 5, 1990, and to the North Carolina Municipal Bond Fund and Georgia Municipal Bond Fund since their inception in December 1994. Wachovia Asset Management is a business unit of Wachovia Bank, N.A. which is a wholly-owned subsidiary of Wachovia Corporation.

Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses. Wachovia Bank offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. Wachovia Bank has been managing trust assets for over 100 years, with over $___ billion in managed assets as of December 31, 1997. As part of its regular banking operations, Wachovia Bank may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Wachovia Bank. The lending relationship will not be a factor in the selection of securities.

Paul P. Baran is a Chartered Financial Analyst and is a ____________________ of Wachovia Asset Management. He is the portfolio manager of the Growth & Income Fund. Mr. Baran joined Wachovia Bank, N.A. in 19__. From 1987 to 199_, he had served as the chief investment officer of the investment management department of Central Fidelity National Bank ("CFNB"), and was a Senior Vice President of CFNB. While at CFNB, Mr. Baran served as the portfolio manager of the MarketWatch Equity Fund, which was subsequently reorganized as the Growth & Income Fund. Prior to joining CFNB, Mr. Baran was with BancOklahoma and National Bank of Detroit. Mr. Baran received a _______________ degree from _______________ and an MBA from ____________________.

Jerry D. Burton is a Vice President of Wachovia Asset Management. He is a portfolio manager of the Quantitative Equity Fund. Mr. Burton received a bachelors degree from Clemson University and an MBA from the College of William and Mary. He is a Chartered Financial Analyst.

Daniel S. Earthman is a Chartered Financial Analyst and is a Senior Vice President and portfolio manager of the Balanced Fund. Mr. Earthman joined Wachovia Bank, N.A. in 1988 as an institutional portfolio manager. Prior to joining Wachovia Bank, N.A., he was a vice president and investment manager with Richland Asset Management in Nashville, and an assistant vice president and portfolio manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.

Samuel M. Gibbs, II is the portfolio manager of the Short-Term Fixed Income Fund, and is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. Mr. Gibbs is a Senior Vice President and Manager of Fixed Income Investments for Wachovia Asset Management. Mr. Gibbs joined Wachovia Bank, N.A. in 1969 as a portfolio manager. He became a bond trader and fixed income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.

Roger L. Glenski is a portfolio manager of the Special Values Fund. Mr. Glenski joined Wachovia Bank, N.A. in 1996, specializing in the valuation of closely-held businesses and small companies. Prior to joining Wachovia Bank, N.A., Mr. Glenski was employed by the accounting firm of Deloitte & Touche LLP in Chicago, Illinois. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago. He is a Certified Public Accountant.

Alfred R. Guenthner is Senior Vice President and Manager of Research for Wachovia Asset Management and is a portfolio manager of the Balanced Fund. Mr. Guenthner joined Wachovia Bank, N.A. in 1972 as an economist and became senior economist in 1978. From 1978 to 1982, he was the fixed income strategist for Wachovia Asset Management. Mr. Guenthner is a graduate of Concord College and is completing a dissertation for a doctorate degree in economics from the University of Georgia. He is a member of the North Carolina Society of Financial Analysts and the United Shareholders Association. Mr. Guenthner is a former president of the North Carolina Association of Business Economists.

John F. Hageman is a Chartered Financial Analyst and is a Senior Vice President and Institutional Portfolio Manager. He is a portfolio manager of the Equity Fund. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank, N.A. in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman is a graduate of Wabash College with a bachelors degree in political science.

Paige C. Henderson is a Vice President of Wachovia Asset Management. Ms. Henderson is an equity analyst in the Investment Asset Group and a portfolio manager of the Emerging Markets Fund. Ms. Henderson joined Wachovia Bank, N.A. in 1991 as an equity analyst. Ms. Henderson received a bachelors of science in Business Administration in 1986 and an MBA from the University of North Carolina at Chapel Hill in 1991. Ms. Henderson is a Chartered Financial Analyst and a Certified Public Accountant.

Michael W. Holt is the portfolio manager of The Wachovia Municipal Funds (with the exception of the Virginia Municipal Bond Fund), and is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. Mr. Holt joined South Carolina National Bank in February 1991 and assumed his present position as fixed income portfolio manager for Wachovia Asset Management in January 1992. He is a graduate of the University of Tennessee where he majored in economics and received an MBA in Finance. Mr. Holt is a Chartered Financial Analyst.

Russell L. Kimbro, Jr. is a Senior Vice President and Portfolio Manager for Personal Financial Services and is a portfolio manager of the Equity Fund. Having been with Wachovia since 1985, Mr. Kimbro worked previously as an account executive and operations manager at Prudential Bache Securities and as an instructor of corporate finance at the University of North Carolina at Greensboro. He received a bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro. Mr.
Kimbro is a member of the North Carolina Society of Financial Analysts.

F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of Wachovia Bank, N.A. Mr. King is a portfolio manager of the Equity Fund. He serves as manager of institutional portfolio management for Wachovia Asset Management. Mr. King joined Wachovia Bank, N.A. in 1985 as a securities analyst and assumed his current position in 1991. He has both bachelors and masters of science degrees from North Carolina State University.

George E. McCall is a Certified Financial Planner and Vice President of Wachovia Asset Management. He is a portfolio manager of the Quantitative Equity Fund. He is a graduate of Presbyterian College and received an MBA from the University of South Carolina.

Michael O. Mercer is Senior Vice President, Wachovia Bank, N.A., and, in addition to being a portfolio manager of the Equity Fund, manages the Wachovia Equity Investment Fund and other large institutional accounts. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University. Mr. Mercer is a Chartered Financial Analyst and has been with Wachovia Bank, N.A. since 1983.

Wayne F. Morgan is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. Mr. Morgan is a Senior Vice President of Wachovia Asset Management. Mr. Morgan joined Wachovia Bank, N.A. in June, 1997 as a senior fixed income portfolio manager. Prior to joining Wachovia Bank, N.A., Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelors degree and an MBA from the University of North Carolina at Chapel Hill. Mr. Morgan is a Chartered Financial Analyst.

J. Joseph Muster is a Vice President and a Manager of Money Market and Municipal Investments in the Fixed Income Section of Wachovia Asset Management. He is the portfolio manager of The Wachovia Municipal Funds (with the exception of the Virginia Municipal Bond Fund). Mr. Muster joined Wachovia Bank, N.A. in 1992 as a credit analyst. Mr. Muster is a graduate of the University of Georgia and received an MBA from Duke University.

Harold (Rick) Nelson III is a Senior Vice President and fixed income portfolio manager of Wachovia Asset Management in Atlanta. Mr. Nelson joined Wachovia Bank, N.A. in June, 1985 as a fixed income portfolio manager. He became a portfolio manager of the Balanced Fund in May, 1996. Mr. Nelson is also a portfolio manager of the Fixed Income Fund and the Intermediate Fixed Income Fund. He received a bachelors of science degree in management from St. Francis College and an MBA in Finance from Mercer University in 1990.

Robert E. Pike is a Chartered Financial Analyst and a Senior Vice President of Wachovia Asset Management. Mr. Pike joined Wachovia Bank, N.A. in 1985 as a bond sales associate and assumed his present position in June, 1989. He is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. He holds both a bachelors degree and an MBA from Wake Forest University.

B. Scott Sadler is a portfolio manager of the Emerging Markets Fund. He is a Vice President of Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelors degree in economics. Mr. Sadler is a Chartered Financial Analyst.

Michael G. Sebesta is a portfolio manager of the Balanced Fund and, the Fixed Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund. He is a Vice President and Fixed Income Portfolio Manager for Wachovia Asset Management. Mr. Sebesta joined Wachovia Bank, N.A. in Wachovia's Columbia, South Carolina Funds Management area as an assistant vice president/portfolio manager in July, 1989. He became a mortgage securities trader for the Bond and Money Market Group in February, 1992 and was elected Vice President in 1993. In June, 1995 he became the investment portfolio manager for the Wachovia Bank Funds Management Group and joined Wachovia Asset Management as a fixed income portfolio manager in July, 1997. He has a bachelors degree in economics from Wake Forest University.

Timothy L. Swanson is a Vice President of Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1991. Mr. Swanson is a portfolio manager of the Emerging Markets Fund. Mr. Swanson is a graduate of Wake Forest University with a bachelors degree in mathematical economics, and of the University of Rochester with a masters degree in economics. Mr. Swanson is a Chartered Financial Analyst.

Michael J. Tierney is an Executive Vice President of Wachovia Bank, N.A. and Chief Investment Officer with Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1981. Mr. Tierney is a portfolio manager of the Emerging Markets Fund and the Special Values Fund. Mr. Tierney is a graduate of the University of Connecticut, and has more than 25 years of experience managing equity and fixed income investments.

Joseph H. Waterfill is a Senior Vice President of Wachovia Asset Management. Mr. Waterfill is the portfolio manager of the Balanced Fund, the Equity Fund, and the Quantitative Equity Fund. He joined Wachovia Bank, N.A. in 1976 as an employee benefit portfolio manager. He was elected Senior Vice President in 1990. Mr. Waterfill received a bachelors of science degree from the U.S. Naval Academy in 1963 and an MBA from Vanderbilt University in 1973.

DISTRIBUTION OF SHARES

Federated Securities Corp., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan. Class B Shares of the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund have adopted a plan for distribution of Class B Shares permitted by Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), whereby each of these Funds have authorized a daily expense ("Rule 12b-1 fee") at an annual rate of up to 0.75 of 1% of the average daily net asset value of that Fund's Class B Shares to finance the sale of Class B Shares.

The distributor may pay all or a portion of the Rule 12b-1 fee to compensate selected brokers and financial institutions for selling Class B Shares or for administrative services rendered in connection with the Class B Shares.

The Funds make no payments in connection with the sale of Class B Shares other than the Rule 12b-1 fees paid to the distributor. The distributor, however, may pay a sales commission to brokers in connection with the sale of Class B Shares. Except as set forth in the next paragraph, the Funds do not pay for unreimbursed expenses of the distributor. Since the Funds' Plan is a "compensation" type plan, however, future Rule 12b-1 fees may permit recovery of such amounts or may result in a profit to the distributor.

The distributor may sell, assign or pledge its right to receive Rule 12b-1 fees and contingent deferred sales charges to finance payments made to brokers in connection with the sale of Class B Shares. Actual distribution expenses for Class B Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to contingent deferred sales charges. These unrecovered amounts, plus interest thereon, will be carried forward and paid from future Rule 12b-1 fees and payments received through contingent deferred sales charges. If the Plan were terminated or not continued, the Funds would not be contractually obligated to pay for any expenses not previously reimbursed by the Funds or recovered through contingent deferred sales charges.

Federated Securities Corp., from time to time, may pay brokers additional sums of cash or promotional incentives based upon the amount of Class B Shares sold. Such payments, if made, will be in addition to amounts paid under the Plan and will not be an expense of the Funds.

ADMINISTRATIVE ARRANGEMENTS

The distributor may pay financial institutions and other financial service providers such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers a fee based upon the average net asset value of shares of their customers for providing administrative services to the Funds. This fee, if paid, will be reimbursed by the Adviser or its affiliates, and not by the Funds.

SHAREHOLDER SERVICING ARRANGEMENTS

Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is shareholder servicing agent (the "Shareholder Servicing Agent") for Class A Shares of each Fund and for the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund Class B Shares. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be computed at an annual rate equal to 0.25 of 1% of each Class' average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.

ADMINISTRATION OF THE FUNDS

Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Funds with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Services Company provides these at an annual rate, computed and payable daily, as specified below:

         Maximum          Average Aggregate Daily
   Administrative Fee               Net
                           Assets of The Wachovia
                                   Funds
                         (excluding Wachovia Prime
                                    Cash
                          Management Fund) and of
                                    The
                          Wachovia Municipal Funds

               0.10 of 1%on the first $3.5 billion
               0.06 of 1%  on assets in excess of
                                $3.5 billion



Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time.

EXPENSES OF THE FUNDS AND CLASS A SHARES AND CLASS B SHARES

Holders of Class A Shares and Class B Shares pay their allocable portion of Trust and respective Fund expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; the cost of registering the Trust; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Shares pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and Shares of that Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

The Funds' expenses under the Rule 12b-1 Plans are incurred solely by the Class B Shares. In addition, the Funds' expenses under a shareholder services plan are incurred by the Class A Shares and Class B Shares. The Trustees reserve the right to allocate certain other expenses to Classes of Shares as they deem appropriate ("Class Expenses"). These Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares of a Class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a Class; registration fees paid to the Securities and Exchange Commission and to state securities commissions for shares of a Class; expenses related to administrative personnel and services as required to support holders of shares of a Class; legal fees relating solely to a Class; and Trustees' fees incurred as a result of issues relating solely to a Class.

BROKERAGE TRANSACTIONS

The Funds may engage in brokerage transactions. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE

Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value of Class A Shares and Class B Shares of a Fund may differ slightly from that of Class Y Shares of the same Fund due to the variability in daily net income resulting from different distribution charges and shareholder services fees. The net asset value for each Fund will fluctuate for its classes.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

SHARE PURCHASES

Fund Shares are sold on days on which Wachovia Bank, the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased through the Trust Division of Wachovia Bank, Wachovia Investments, Inc. or authorized broker/dealers that have a sales agreement with the distributor. All purchase orders must be transmitted to a Fund by 5:00 p.m. (Eastern time) and will be purchased at the public offering price next determined after a Fund receives the purchase request. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. Each Fund and the distributor reserve the right to reject any purchase request.

Through The Trust Division Of Wachovia Bank. Trust customers of Wachovia Bank may purchase Shares of a Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by Wachovia Bank and as set forth in the relevant account agreement.

Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank. Purchase orders must normally be received by Wachovia Bank by 3:00 p.m. (Eastern time), in order for Shares to be purchased at that day's price. It is the responsibility of Wachovia Bank to transmit orders promptly to a Fund.

Through Wachovia Investments, Inc. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase Shares by telephoning the Funds at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and member of the National Association of Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc. Shares may also be purchased through authorized broker/dealers that have a sales agreement with the distributor. All purchase orders must normally be received by Wachovia Investments, Inc. before 3:30 p.m. (Eastern time) in order for Shares to be purchased at that day's offering price.

By Mail. To purchase Shares of a Fund through Wachovia Investments, Inc. by mail, send a check made payable to (Name of Fund), 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares of The Wachovia Funds is $250, and $500 for The Wachovia Municipal Funds. Subsequent investments in The Wachovia Funds must be in amounts of at least $50, and for The Wachovia Municipal Funds, subsequent investments must be in amounts of at least $100. Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

WHAT SHARES COST

This prospectus offers investors two classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

Class A Shares. Most investors who purchase Class A Shares pay a maximum sales charge of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed. Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing the Initial Sales Charge." Class A Shares have no conversion feature.

Class A Shares of all Funds except the Short-Term Fixed Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

Amount of Transaction     Sales Load    Sales Load as
                              as        a Percentage
                         a Percentage   of Net Amount
                          of Public       Invested
                           Offering
                            Price
-----------------------  -------------  --------------

Less than $100,000          4.50%           4.71%
$100,000 but less than      3.75%           3.90%
   $250,000
$250,000 but less than      2.50%           2.56%
   $500,000
$500,000 but less than      2.00%           2.04%
   $750,000
$750,000 but less than      1.00%           1.01%
   $1 million
$1 million or more          0.25%           0.25%


Shares of the Short-Term Fixed Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

Amount of Transaction     Sales Load    Sales Load as
                              as        a Percentage
                         a Percentage   of Net Amount
                          of Public       Invested
                           Offering
                            Price
-----------------------  -------------  --------------

Less than $100,000          2.50%           2.56%
$100,000 but less than      1.75%           1.78%
   $250,000
$250,000 but less than      1.25%           1.27%
   $500,000
$500,000 but less than      0.75%           0.76%
   $750,000
$750,000 but less than      0.50%           0.50%
   $1 million
$1 million or more          0.25%           0.25%


Purchases At Net Asset Value. Class A Shares of a Fund may be purchased at net asset value, without an initial sales charge, by investment advisers registered under the Investment Advisers Act of 1940, purchasing on behalf of their clients, by Wachovia Bank or affiliates for funds which are held in a fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and retired employees of a Fund, Wachovia Bank, the spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons. Class A Shares may also be purchased at net asset value by participants in qualified retirement plans for which Wachovia Bank had previously, but no longer, serves as administrator. Purchases made by or through qualified retirement plans (each a "Delaware/Wachovia Qualified Retirement Plan" or "Retirement Plan") which have in excess of an aggregate investment of $500,000 in certain Delaware Group Funds ("Eligible Delaware Funds") and any portfolios of The Wachovia Funds that are available through that Retirement Plan ("Eligible Wachovia Funds," and together, the "Eligible Funds") and purchases made by companies participating in the Retirement Plan that have at least 100 employees will be made at net asset value, without the imposition of the sales charge otherwise provided in the table above. No sales charge is imposed on Class A Shares purchased through "wrap accounts" or similar programs under which clients pay a fee for services. In addition, trustees, officers, directors and employees of the distributor and its affiliates, and any bank or investment dealer who has a sales agreement with the distributor may also purchase shares at their net asset value.

Reducing the Initial Sales Charge. The initial sales charge can be reduced on the purchase of shares of a Fund through:

o  quantity discounts and accumulated purchases;

o  signing a 13-month letter of intent;

o  using the reinvestment privilege; or

o  concurrent purchases.

Quantity Discounts And Accumulated Purchases. As shown in the tables above, larger purchases reduce the sales charge paid. Funds will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

A Fund may also consider the previous purchases still invested in any of The Wachovia Funds or The Wachovia Municipal Funds if an additional purchase is made. For example, if a shareholder already owns shares of the Equity Fund having a current value at the public offering price of $90,000 and then purchases $10,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Wachovia Bank, Wachovia Investments, Inc. or the distributor must be notified by the shareholder at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

Letter Of Intent. If a shareholder intends to purchase shares of the Funds equal in value to at least $100,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of a Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include all account balances in any Wachovia Fund toward the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

Reinvestment Privilege. If shares in a Fund have been redeemed, the shareholder has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Wachovia Bank, Wachovia Investments, Inc. or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Fund shares. For example, if a shareholder concurrently invested $70,000 in one Fund, and $30,000 in another Fund, the sales charge would be reduced.

To receive this sales charge reduction, Wachovia Bank, Wachovia Investments, Inc. or the distributor must be notified at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

Plan Right Of Accumulation. Purchases of the Eligible Wachovia Funds by a Delaware/Wachovia Qualified Retirement Plan will be aggregated with the current value of all shares of the Eligible Funds already held by, and being concurrently purchased by, the Retirement Plan in order to compute reduced sales charges. Participants in a Delaware/Wachovia 401(k) Plan or any other employee benefit plan may combine their holdings in, or purchases through, the Retirement Plan with Fund purchases made outside the Retirement Plan for the purpose of obtaining reduced sales charges. However, such investors must request the reduction in sales charge and provide adequate proof of their plan holdings to the Fund.

Class B Shares. Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.00% if redeemed within seven full years following purchase. Class B Shares also bear a Rule 12b-1 fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but, until conversion, will have a higher expense ratio and pay lower dividends than Class A Shares due to the Rule 12b-1 fee. Class B Shares are offered only by the Equity Fund, the Quantitative Equity Fund, the Balanced Fund and the Fixed Income Fund.

Class B Shares are sold at net asset value per Share without the imposition of a sales charge at the time of purchase. Shares redeemed within seven years of their purchase will be subject to a contingent deferred sales charge according to the following schedule:

  Year of Redemption           Contingent
    After Purchase              Deferred
                              Sales Charge
------------------------   -------------------

First                              5%
Second                             4%
Third                              3%
Fourth                             3%
Fifth                              2%
Sixth                              1%
Seventh and thereafter             0%


No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (2) Shares acquired through reinvestment of dividends and capital gains, (3) Shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of any shareholder in the account, or (5) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan.

CONVERSION FEATURE

Class B Shares include all Shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight year period, Class B Shares will automatically convert to Class A Shares, in which case the Shares will no longer be subject to the Rule 12b-1 distribution fee which is assessed on Class B Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses.

For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

Sales Charge Reallowance. For Class A Shares and Class B Shares sold with an initial or contingent deferred sales charge, Wachovia Bank or an affiliated broker/dealer will receive up to 100% of the applicable sales charge for purchases of Fund shares made directly through Wachovia Bank or such broker/dealer. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. The sales charge for shares sold other than through Wachovia Investments, Inc., Wachovia Bank or a registered broker/dealer will be retained by the distributor. However, the distributor, at its sole discretion, may uniformly offer to pay cash, or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling Shares of a Fund. Such payments will be predicated upon the amount of Shares of a Fund that are sold by the dealers.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders in any of the Funds may participate in a Systematic Investment Program. Once a Fund account has been opened, shareholders in The Wachovia Funds and The Wachovia Municipal Funds may add to their investment on a regular basis in a minimum amount of $25. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by a Fund, plus, in the case of Class A Shares, the applicable sales charge. A shareholder may apply for participation in this program through Wachovia Bank, Wachovia Investments, Inc. or through the distributor.

CERTIFICATES AND CONFIRMATIONS

As the transfer agent, Federated Shareholder Services Company (the "Transfer Agent") maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to a Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder of record. Annual statements are sent to report dividends paid during the year for The Wachovia Funds, and monthly confirmations are sent to report dividends paid during that month for The Wachovia Municipal Funds.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts; however, certain institutions may wish to use the Transfer Agent's subaccounting system to minimize their internal recordkeeping requirements. The Transfer Agent may charge a fee based on the level of subaccounting services rendered. Institutions holding Shares of a Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Equity Fund, the Quantitative Equity Fund, the Growth & Income Fund, the Equity Index Fund, and the Balanced Fund on the record date. Dividends are declared and paid monthly to all shareholders invested in the Fixed Income Fund, the Intermediate Fixed Income Fund and the Short-Term Fixed Income Fund on the record date. Dividends are declared daily and paid monthly to all shareholders invested in The Wachovia Municipal Funds on the record date. Dividends are declared and paid annually to all shareholders of the Emerging Markets Fund and the Special Values Fund on the record date. Unless shareholders request cash payments by writing to a Fund, dividends are automatically reinvested in additional Shares of a Fund on the payment dates at the ex-dividend date net asset value without a sales charge.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the custodian. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds.

Capital gains, when realized by a Fund, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE

Shareholders of the Funds have easy access to the other Funds comprising the Trusts through a telephone exchange program. Class A Shares and Class B Shares, respectively, of a Fund may be exchanged for Class A Shares and Class B Shares, respectively, of another Fund at net asset value without a sales charge (if a sales charge was previously paid). An exchange of Class B Shares for Class B Shares of another Wachovia Fund or for Investment Shares of the Wachovia U.S. Treasury Money Market Fund ("Money Fund") will not be subject to a contingent deferred sales charge. However, if the shareholder redeems the exchanged-for shares within seven years of the original purchase of Class B Shares, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange. The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. Prior to any exchange, a shareholder should review a copy of the current prospectus of the Fund into which an exchange is to be effected. Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers, since the tax advantages of each Fund may vary.

Shareholders using this privilege must exchange Shares having a net asset value at least equal to the minimum investment of the Fund into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of Shares to be exchanged. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information or give instructions for exchange between Funds by calling the Fund, Wachovia Investments, Inc., or in the case of customers of Wachovia Bank, the shareholder's account officer. Shares may be exchanged by telephone only between Fund accounts having identical shareholder registrations.

Shares of the Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Exchanges are made at net asset value, plus the difference between the sales charge already paid on the exchanged-from Fund's shares and any sales charge of the Fund into which the shares are to be exchanged, if higher. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds at net asset value.

Upon receipt of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Exchange By Telephone. Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) for Shares to be exchanged the same day. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

In addition to the exchange privilege described above, participants in a Delaware/Wachovia Qualified Retirement Plan are, with respect to the Retirement Plan, permitted to: (1) exchange all or part of their Class A Shares of other Eligible Delaware Funds, as well as Eligible Wachovia Funds, at net asset value; and (2) exchange all or part of their Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware Funds, at net asset value, without payment of a front-end sales charge. However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

REDEEMING SHARES

Each Fund redeems Shares at its net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Wachovia Bank or directly to a Fund.

By Telephone. A shareholder may redeem Shares of a Fund by contacting the shareholder's trust officer or calling the Funds (call toll-free 1-800-994-4414) to request the redemption. Redemption requests made through Wachovia Bank must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Wachovia Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Funds. Registered broker/dealers may charge customary fees and commissions for this service. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Redemption requests must be received by 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. In no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

By Mail. A shareholder may redeem Fund Shares by sending a written request to Wachovia Bank or Wachovia Investments, Inc., as appropriate. The written request should include the shareholder's name, the Fund name, the account number or brokerage account numbers, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to a Fund. Shareholders should call Wachovia Bank or the Funds for assistance in redeeming by mail.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem Shares by sending a written request to Wachovia Investments, Inc. The written request should include the shareholder's name and address, the Fund name, the brokerage account number, and the share or dollar amount requested. Shareholders should call Wachovia Investments, Inc. for assistance in redeeming by mail. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days, after receipt of a proper written redemption request.

Signatures. Shareholders requesting a redemption to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o  a trust company or commercial bank whose deposits are insured by the BIF;

o    a member of the New York,  American,  Boston,  Midwest,  or  Pacific  Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. A Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

SYSTEMATIC WITHDRAWAL PROGRAM

Class A Shareholders having an account value of at least $10,000 and who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for monthly or quarterly withdrawal payments in a minimum of $100 as directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with an initial sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, each Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $250 for The Wachovia Funds and $500 for The Wachovia Municipal Funds. This requirement does not apply, however, if the balance falls below the required minimum because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As Massachusetts business trusts, neither Trust is required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust or a Fund's operation and for the election of Trustees under certain circumstances.

The Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund are newly-organized portfolios that were formed to continue the operations of the MarketWatch Equity Fund (the "Prior Equity Fund"), the MarketWatch Intermediate Fixed Income Fund (the "Prior Income Fund") and the MarketWatch Virginia Municipal Bond Fund (the "Prior Virginia Fund") series, respectively. The Prior Equity Fund, the Prior Income Fund and the Prior Virginia Fund were series of another investment company. Pursuant to a Plan of Reorganization, the Prior Equity Fund transferred all of its assets to the Growth & Income Fund in exchange for shares of the Growth & Income Fund. Similarly, pursuant to a Plan of Reorganization, the Prior Income Fund transferred all of its assets to the Intermediate Fixed Income Fund in exchange for shares of the Intermediated Fixed Income Fund. Also, pursuant to a Plan of Reorganization, the Prior Virginia Fund transferred all of its assets to the Virginia Municipal Bond Fund in exchange for shares of the Virginia Municipal Bond Fund. (These transfers of assets are collectively the "Reorganization.") Shareholders of the Prior Equity Fund, the Prior Income Fund and of the Prior Virginia Fund approved the Reorganization at a shareholder meeting held on __________, 1998. On March ___, 1998, the effective date of the Reorganization, shares of the Growth & Income Fund, the Intermediate Fixed Income Fund and of the Virginia Municipal Bond Fund were distributed on a pro rata basis to the Prior Equity Fund's, the Prior Income Fund's, and the Prior Virginia Fund's shareholders, respectively.

As of March ___, 1998, Wachovia Bank and its various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owners of record of in excess of 25% of the outstanding shares of the [ ] Funds, and therefore may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of a Trust's shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Funds are subject to such banking laws and regulations. Wachovia Bank believes, based on the advice of its counsel, that it may perform the services for a Fund contemplated by its investment advisory contracts and custodian agreements with the Trusts without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Wachovia Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. If this happens, the Trustees would consider alternative means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by Wachovia Bank. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to Wachovia Bank is found) as a result of any of these occurrences.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION

The Funds expect to pay no federal income tax because each intends to continue to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses earned and realized by any Fund will not be combined for tax purposes with those of any other Fund.

Unless otherwise exempt, shareholders of The Wachovia Funds are subject to federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide shareholders with tax information for reporting purposes. Distributions representing long-term capital gains, if any, will be taxable to a Fund's shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

FEDERAL INCOME TAX

Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporations's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the South Carolina Municipal Bond Fund will not be subject to South Carolina income taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

VIRGINIA TAXES

Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia Municipal Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

OTHER STATE AND LOCAL TAXES

Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Wachovia Funds and The Wachovia Municipal Funds offer three classes of shares: Class Y Shares, Class A Shares and Class B Shares of the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund for individuals and other customers of Wachovia Bank.

Class Y Shares are sold to accounts for which Wachovia Bank or its affiliates act in a fiduciary, advisory, agency, custodial or similar capacity at net asset value without a sales charge. Class Y Shares are not distributed pursuant to a Rule 12b-1 Plan and are not subject to a shareholder services fee.

The stated advisory fee is the same for all classes of a Fund. Financial institutions and brokers providing sales and/or administrative services may receive different compensation with respect to one class of shares than with respect to another class of shares of the same Fund.

The amount of dividends payable to Class A Shares and Class B Shares will be less than the amount payable to Class Y Shares by the difference between Class Expenses and distribution and shareholder services expenses borne by the shares of each respective class.

PERFORMANCE INFORMATION

From time to time, the Funds advertise their total return, yield, and if applicable, tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yields of The Wachovia Municipal Funds is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class Y Shares of a Fund. Because Class A Shares and Class B Shares are subject to a shareholder services fee and Class B Shares are subject to a Rule 12b-1 fee, the yield will be lower than that of Class Y Shares. The sales load applicable to Class A Shares also contributes to a lower total return for Class A Shares. The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and, as applicable, tax-equivalent yield. In addition, Class B Shares are subject to similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return for Class B Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS

                                 CLASS A SHARES
                                 ALL PORTFOLIOS

                                 CLASS B SHARES
                                  EQUITY FUNDS
                            QUANTITATIVE EQUITY FUND
                                  BALANCED FUND
                                FIXED INCOME FUND


Addresses

WACHOVIA EQUITY FUND                           101 Greystone Boulevard
WACHOVIA QUANTITATIVE EQUITY FUND              SC-9215
WACHOVIA GROWTH & INCOME FUND                  Columbia, SC 29226
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
=======================================
WACHOVIA SHORT-TERM FIXED INCOME FUND
WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND

Investment Adviser
(THE WACHOVIA FUNDS)                           Wachovia Asset Management
(THE WACHOVIA MUNICIPAL FUNDS)                 100 North Main Street
                                               Winston-Salem, NC 27101

COUNSEL TO THE WACHOVIA FUNDS AND              Kirkpatrick & Lockhart LLP
THE WACHOVIA MUNICIPAL FUNDS                   1800 Massachusetts Avenue, NW
                                               Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES            Piper & Marbury LLP
                                               1200 Nineteenth Street, NW
                                               Washington, DC 20036-2430

------------------ COMPARISON OF HEADERS ------------------

-HEADER 1-
Table Of Contents (cont'd)

-HEADER 2-
Header Discontinued


------------------ COMPARISON OF FOOTERS ------------------

-FOOTER 1-
241661.1 241661.3

This redlined draft, generated by CompareRite - The Instant Redliner, shows the differences between original document : F:\DATA27\SECU\MAS\PROS\241661.1 and revised document: F:\DATA27\SECU\MAS\PROS\241661.3

Deletions appear as struck-through text
Additions appear as bold+dbl underlined text


[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                                           SUBJECT TO COMPLETION
                                                          PRELIMINARY PROSPECTUS
                                                          DATED February 4, 1998

               THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS

         (FORMERLY, THE BILTMORE FUNDS AND THE BILTMORE MUNICIPAL FUNDS)

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are open-end management investment companies which offer separate investment portfolios, each having its own investment objective and policies for different investor needs. The shares offered by this prospectus represent interests in the following portfolios (individually referred to as the "Fund" or collectively as the "Funds"):

================================================================================
           THE WACHOVIA FUNDS                  THE WACHOVIA MUNICIPAL FUNDS

          WACHOVIA EQUITY FUND             WACHOVIA GEORGIA MUNICIPAL BOND FUND

    WACHOVIA QUANTITATIVE EQUITY FUND     WACHOVIA NORTH CAROLINA MUNICIPAL BOND
                                                           FUND

      WACHOVIA GROWTH & INCOME FUND       WACHOVIA SOUTH CAROLINA MUNICIPAL BOND
                                                           FUND

        WACHOVIA EQUITY INDEX FUND        WACHOVIA VIRGINIA MUNICIPAL BOND FUND

       WACHOVIA SPECIAL VALUES FUND

     WACHOVIA EMERGING MARKETS FUND

          WACHOVIA BALANCED FUND

       WACHOVIA FIXED INCOME FUND
  WACHOVIA SHORT-TERM FIXED INCOME FUND
 WACHOVIA INTERMEDIATE FIXED INCOME FUND

  WACHOVIA SHORT-TERM FIXED INCOME FUND


In addition, The Wachovia Funds offers through separate prospectuses the following money market portfolios, each having a distinct investment objective and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S.
Treasury Money Market Fund.

The shares offered by this prospectus are not deposits or obligations of, or endorsed or guaranteed by, Wachovia Bank, N.A., or any of its affiliates or subsidiaries, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal amount invested.

This prospectus provides you with information specific to the Class Y Shares of the Funds. It contains the information you should read and know before you invest in the Class Y Shares of the Funds. The Funds also offer Class A and, in some cases, Class B Shares. Keep this prospectus for future reference.

The Funds have also filed a Statement of Additional Information dated March ___, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Funds, call 1-800-994-4414 or write the Funds at (Name of Fund), 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226. The Statement of Additional Information, material incorporated by reference into this prospectus, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS

241662.2
                                       -71-

SUMMARY OF INVESTMENT INFORMATION

SUMMARY OF FUND EXPENSES

FINANCIAL HIGHLIGHTS

GENERAL INFORMATION

THE WACHOVIA FUNDS
Wachovia Equity Fund
Wachovia Quantitative Equity Fund Wachovia Growth & Income Fund Wachovia Equity Index Fund Wachovia Special Values Fund Wachovia Emerging Markets Fund Wachovia Balanced Fund Wachovia Fixed Income Fund Wachovia Intermediate Fixed Income Fund Wachovia Short-Term Fixed Income Fund Additional Acceptable Investments

THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund
Acceptable Investments
State Municipal Securities

PORTFOLIO INVESTMENTS AND STRATEGIES
Investment Considerations
   Equity Investments
   Securities of Foreign Issuers
   Securities in Emerging Markets
   Investments in Debt Obligations
   Investments in Lower-Rated Debt Obligations
   Municipal Security Investments
Investment Processes
   Quantitative Equity Fund
   Equity Index Fund
     S&P 500 Index
   Emerging Markets Fund
   Fixed Income Funds Fund and Short-Term Fixed
     Income Fund
Portfolio Investments
   Corporate Debt Obligations
   Fixed Rate Corporate Debt Obligations
   Floating Rate Corporate Debt Obligations
   Convertible Securities
   Put and Call Options
   Stock Index Futures and Options
   Forward Foreign Currency Exchange
     Contracts
   Index Participation Contracts
   Mortgage-Backed Securities
   Adjustable Rate Mortgage Securities
   Collateralized Mortgage Obligations
   Real Estate Mortgage Investment Conduits
   Stripped Mortgage-Backed Securities
   Asset-Backed Securities
   U.S. Government Obligations
   Demand Master Notes
   Temporary Investments
   Restricted and Illiquid Securities
   Repurchase Agreements
   Demand Features
   When-Issued and Delayed Delivery
     Transactions
   Lending of Portfolio Securities
   Investing in Securities of Other Investment
     Companies
   Ratings
   Municipal Leases
   Participation Interests
   Variable Rate Municipal Securities
Municipal Bond Insurance
Non-Diversification
Duration

INVESTMENT LIMITATIONS
Borrowing Money
Diversification

TRUST INFORMATION
Management of the Trusts
   Board of Trustees
   Investment Adviser
   Sub-Adviser
   Advisory Fees
   Adviser's Background
Distribution of Shares
Administrative Arrangements
Administration of the Funds
Expenses of the Funds and Class Y Shares
Brokerage Transactions

NET ASSET VALUE

INVESTING IN THE FUNDS
Share Purchases
Minimum Investment Required
Systematic Investment Program
Certificates and Confirmations
Subaccounting Services
Dividends and Capital Gains

EXCHANGE PRIVILEGE
   Exchange by Telephone

REDEEMING SHARES
   By Telephone
   By Mail
   Signatures
Systematic Withdrawal Program
Accounts with Low Balances

SHAREHOLDER INFORMATION
Voting Rights

EFFECT OF BANKING LAWS

TAX INFORMATION

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION
Federal Income Tax
Georgia and North Carolina Taxes
South Carolina Taxes
Virginia Taxes
Other State and Local Taxes

OTHER CLASSES OF SHARES

PERFORMANCE INFORMATION

ADDRESSES                     BACK COVER

                         SUMMARY OF INVESTMENT INFORMATION

WHO MAY WANT TO INVEST IN THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS?

The Wachovia Funds and The Wachovia Municipal Funds offer investment opportunities to a wide range of investors, from those who may be investing for the short-term to those with long-term goals. In addition to certain money market portfolios offered pursuant to separate prospectuses, the Trusts currently offer the following nine ten professionally managed diversified portfolios and four non-diversified portfolios:

o Wachovia Equity Fund ("Equity Fund")--seeks to produce growth of principal and income;

o Wachovia Quantitative Equity Fund ("Quantitative Equity Fund")--seeks to provide growth of principal and income;

o Wachovia Growth & Income Fund ("Growth & Income Fund")--seeks to provide total return through growth of capital and current income;

o Wachovia Equity Index Fund ("Equity Index Fund")--seeks to provide a total return that approximates that of the stock market as measured by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index" or "Index");

o Wachovia Special Values Fund ("Special Values Fund")--seeks to produce growth of principal;

o Wachovia Emerging Markets Fund ("Emerging Markets Fund")--seeks to produce long-term capital appreciation;

o Wachovia Balanced Fund ("Balanced Fund")--seeks to provide long-term growth of principal and current income;

o Wachovia Fixed Income Fund ("Fixed Income Fund")--seeks a high level of total return;

o Wachovia Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund")--seeks current income consistent with preservation of capital;

o Wachovia Short-Term Fixed Income Fund ("Short-Term Fixed Income Fund")--seeks to produce a high level of current income;

o Wachovia Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia;

o Wachovia North Carolina Municipal Bond Fund ("North Carolina Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina;

o Wachovia South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund")--seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes; and

o Wachovia Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund")--seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

WHO MANAGES THE FUNDS?

Wachovia Asset Management, a business unit of Wachovia Bank, N.A., serves as investment adviser to The Wachovia Funds and The Wachovia Municipal Funds. Twin Capital Management, Inc. serves as sub-adviser to the Quantitative Equity Fund.

HOW TO BUY AND SELL SHARES

You may buy and sell shares of any of the Funds by telephone, by mail, or in person. Except as indicated below, all shares are sold with sales charges. Fund shares are redeemed at net asset value. The Trusts also offer you the privilege of exchanging shares of one Fund for another. For more information, please see "Investing in the Funds," "Exchange Privilege," and "Redeeming Shares."

RISK FACTORS

Investors should be aware of general risks associated with investment in mutual funds. Market values of fixed income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. Foreign securities in which some of the Funds (particularly the Emerging Markets Fund) may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more of the Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under "Portfolio Investments and Strategies."

The Wachovia Funds and The Wachovia Municipal Funds
Class Y Shares
Summary of Fund Expenses
--------------------------------------------------------------------------------



                                     Quantitative  Equity Special Emerging        Growth and
                               Equity  Equity     Index  Values  Markets Balanced  Income
                               Fund     Fund       Fund   Fund    Fund    Fund      Fund
                               -----------------------------------------------------------

Shareholder Transaction
Expenses

Maximum Sales Load Imposed on
Purchases (as a percentage of
offering price)                None     None     None   None    None    None      None
Maximum Sales Load Imposed on
Reinvested Dividends (as a     None     None     None   None    None    None      None
percentage of offering price)
Contingent Deferred Sales
Charge (as
a percentage of original
purchase
price of redemption proceeds,  None     None     None   None    None    None      None
as applicable)
Redemption Fees (as a
percentage of
amount redeemed, if            None     None     None   None    None    None      None
applicable)
Exchange Fee                   None     None     None   None    None    None      None


Annual Class Y Shares
Operating Expenses
(As a percentage of average
net assets)

Management Fee (after waiver,  0.63%   0.62%    0.28%   0.78%   1.00%   0.54%    0.70%
if
applicable) (1)
12b-1 Fees                     None     None     None   None    None    None      None
Other Expenses  (after         0.27%   0.25%    0.19%   0.33%   0.54%   0.23%    0.19%
reimbursement, if
applicable)(2).............
  Total Class Y Shares         0.90%   0.87%    0.47%   1.11%   1.54%   0.77%    0.89%
Operating
   Expenses (after waiver and
   reimbursement, if
applicable) (3)


                                                        North    South
                                     Short-Term Georgia Carolina Carolina  Virginia Intermediate
                               Fixed   Fixed    Muni     Muni    Muni       Muni      Fixed
                               Income  Income    Bond   Bond    Bond       Bond     Income
                               Fund     Fund     Fund   Fund    Fund       Fund      Fund
                               -----------------------------------------------------------

Shareholder Transaction
Expenses

Maximum Sales Load Imposed on
Purchases (as a percentage
of offering price)             None     None     None   None    None        None      None
Maximum Sales Load Imposed on
Reinvested Dividends (as a
percentage of offering price)  None     None     None   None    None        None      None
Contingent Deferred Sales
Charge (as
a percentage of original
purchase price or redemption
proceeds,
as applicable)                 None     None     None   None    None        None      None
Redemption Fees (as a
percentage of
amount redeemed, if            None     None     None   None    None        None      None
applicable)
Exchange Fee                   None     None     None   None    None        None      None

Annual Fund Operating Expenses
(As a percentage of average
net assets)

Management Fee (after waiver,  0.49%   0.35%    0.00%   0.33%   0.27%       0.45%    0.48%
if
applicable) (1)
12b-1 Fees                     None     None     None   None    None         None      None
Other Expenses  (after         0.25%   0.28%    0.92%   0.52%   0.31%       0.25%    0.26%
reimbursement, if
applicable)(2).............
  Total Class Y Shares         0.74%   0.63%    0.92%   0.85%   0.58%       0.70%    0.74%
Operating
   Expenses (after waiver and
   reimbursement, if
applicable) (3)

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30% for the Equity Index Fund, 0.55% for the Short-Term Fixed Income Fund, 0.60% for the Fixed Income Fund and Intermediate Fixed Income Fund, 0.70% for the Equity Fund, Quantitative Equity Fund, Balanced Fund, and Growth and Income Fund, 0.75% for the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund, 0.80% for the Special Values Fund, and 1.00% for the Emerging Markets Fund.

(2) For the fiscal year ending November 30, 1997, other expenses would have been 1.23% for the Georgia Municipal Bond Fund, absent the reimbursement by the adviser.

(3) The Annual Class Y Shares Operating Expenses would have been 0.97% for the Equity Fund, 0.95% for the Quantitative Equity Fund, 0.49% for the Equity Index Fund, 1.13% for the Special Values Fund, 0.93% for the Balanced Fund, 0.85% for the Fixed Income Fund, 0.83% for the Short-Term Fixed Income Fund, 1.98% for the Georgia Municipal Bond Fund, 1.27% for the North Carolina Municipal Bond Fund, and 1.06% for the South Carolina Municipal Bond Fund, absent the voluntary waivers/reimbursement described above in Notes 1 and 2. The Annual Class Y Operating Expenses are expected to be 1.00% for the Virginia Municipal Bond Fund and 0.86% for the Intermediate Fixed Income Fund absent the voluntary waiver described above in Note 1.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Wachovia Funds Information", "The Wachovia Municipal Funds Information" and "Investing in the Fund."

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3)payment of the maximum sales load. As noted in the table above, the Fund charges no sales loads or redemption fees.

                     Quantitative Equity Special Emerging        Growth and
               Equity  Equity     Index  Values  Markets Balanced  Income
               Fund     Fund      Fund   Fund    Fund    Fund      Fund
               -----------------------------------------------------------
1 Year          $9       $9       $5     $11     $16     $8        $9
3 Years         $29     $28      $15     $35     $49     $25      $28
5 Years         $50     $48      $26     $61     $84     $43      N/A
10 Years       $111     $107     $59    $135    $183     $95      N/A

                                       North    South
                   Short-Term Georgia Carolina Carolina Virginia Intermediate
               Fixed   Fixed    Muni   Muni    Muni    Muni      Fixed
               Income  Income    Bond   Bond    Bond    Bond     Income
               Fund     Fund     Fund   Fund    Fund    Fund      Fund
               -----------------------------------------------------------
1 Year          $8       $6       $9     $9      $6      $7        $8
3 Years         $24     $20      $29     $27     $19     $22      $24
5 Years         $41     $35      $51     $47     $32     N/A      N/A
10 Years        $92     $79      $113   $105     $73     N/A      N/A
The above example should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

                                    [FINANCIAL
                         HIGHLIGHTS TABLES TO BE INSERTED]

GENERAL INFORMATION

The Wachovia Funds was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. (For purposes of this prospectus, "The Wachovia Funds" refers only to those portfolios of the Trust that are included in this combined prospectus.) The Wachovia Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Each Declaration of Trust permits the respective Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Trusts offer three classes of shares: Class A Shares, Class Y Shares, and for the Equity Fund, the Quantitative Equity Fund, the Balanced Fund and the Fixed Income Fund, Class B Shares. Class Y Shares are offered to certain accounts held by Wachovia Bank, N.A., ("Wachovia Bank") and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. Class A Shares and Class B Shares are sold to those customers as well as other individuals and customers of Wachovia Bank. This prospectus relates only to Class Y Shares ("Shares") of the Funds.

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective.

For additional information about investment limitations, strategies, and certain investment policies, please refer to the "Portfolio Investments and Strategies" section of this prospectus.

THE WACHOVIA FUNDS

WACHOVIA EQUITY FUND

The investment objective of the Equity Fund is to produce growth of principal and income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of common stock of companies with an established market. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. These securities will be primarily quality mid- to large-capitalization common stocks. The Fund's investment adviser seeks undervalued stocks with improving prospects by integrating two disciplines to capture both growth and value opportunities. The Fund's investment adviser will integrate value and growth management techniques in attempting to select undervalued stocks that have prospects for improving fundamentals while evening out the price volatility often associated with high growth investments.

Acceptable investments include:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities;

o investments in American Depositary Depository Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in over-the-counter markets. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in other securities of foreign issuers ("Non-ADRs"). (See "Securities of Foreign Issuers."); and

o domestic issues of corporate debt obligations rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P").

WACHOVIA QUANTITATIVE EQUITY FUND

The investment objective of the Quantitative Equity Fund is to provide growth of principal and income. The Fund pursues its investment objective by investing in a professionally managed and diversified portfolio consisting primarily of large capitalization common stocks. The average market capitalization of the stocks in the Fund's universe will be in excess of $1 billion. These securities will primarily be composed of issues of domestic companies. Stocks are selected by the Fund's sub-adviser using a quantitative computer valuation model described below under "Investment Processes." The Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the S&P 500 Index. However, the Fund will not limit its investments solely to stocks represented in the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities.

Although the Fund normally seeks to remain substantially fully invested in the common stocks in the universe identified by the Fund's investment adviser, the Fund may also invest in the acceptable investments listed under "Wachovia Equity Fund" above.

WACHOVIA GROWTH & INCOME FUND

The investment objective of the Growth & Income Fund is to provide total return through growth of capital and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed and diversified portfolio of equity securities. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities. The Fund's investment adviser selects securities based on a number of factors, including return on equity, price to earnings ratio, dividend paying ability, and liquidity. The securities in which the Fund invests may be expected to produce some income, but income alone is not the primary criterion for the securities' selection by the Fund's investment adviser.

Acceptable investments include:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities, warrants and rights to purchase common stocks;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter markets, and investments in European Depository Receipts ("EDRs," sometimes also referred to as Continental Depository Receipts), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities; and

o domestic issues of corporate debt obligations rated A or better by Moody's or S&P.

WACHOVIA EQUITY INDEX FUND

The investment objective of the Equity Index Fund is to provide a total return that approximates that of the stock market as measured by the S&P 500 Index. The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the Index. The Fund will normally seek to be invested in all the stocks that comprise the Index and achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1%; a figure of 1.00 would represent perfect correlation. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's total assets will be invested in stocks represented in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

In addition, the Fund may hold cash reserves which may be invested in, but not limited to, the following:

o commercial paper rated, at the time of purchase, at least Prime-1 or A-1 by Moody's or S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o time and savings deposits (including certificates of deposit) in domestic, commercial and savings banks; and

o  index participation contracts.

WACHOVIA SPECIAL VALUES FUND

The investment objective of the Special Values Fund is to produce growth of principal. The Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market which the Fund's investment adviser believes to be significantly undervalued with potential for above-average capital appreciation commensurate with increased risk. Typical investments are in stocks that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization of up to $1 billion. The Fund will limit its investments to up to 20% of total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs and up to 10% of total assets in other securities of foreign issuers.

Acceptable investments include, but are not limited to:

o common stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Fund's investment adviser to have potential for above-average appreciation;

o  domestic issues of corporate debt obligations (including convertible bonds);

o  securities of foreign issuers; and

o  master limited partnerships.

In addition, the Fund may invest in high yield corporate bonds (commonly known as junk bonds) and speculative grade preferred stocks.

WACHOVIA EMERGING MARKETS FUND

The investment objective of the Emerging Markets Fund is to produce long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of securities of issuers and companies located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world. Because investing in emerging markets can involve significant risks, the Fund is designed for aggressive investors. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in securities of issuers and companies located in countries having emerging markets. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other securities, including debt securities.

Acceptable investments may also include, but will not be limited to:

o  preferred stocks of foreign companies;

o  convertible securities and warrants of foreign companies;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in over-the-counter markets, and investments in EDRs and Global Depository Receipts;

o fixed income obligations of foreign governments, supranational entities and corporate debt obligations denominated in currencies other than U.S. dollars, rated B or better at the time of purchase by Moody's or S&P; and

o U.S. equity and debt securities rated, at the time of purchase, B or better by Moody's or S&P.

In addition, the Fund may enter into foreign currency transactions and may maintain reserves in foreign or U.S. money market instruments.

WACHOVIA BALANCED FUND

The investment objective of the Balanced Fund is to provide long-term growth of principal and current income. The Fund pursues its investment objective by investing primarily in a professionally-managed, diversified portfolio of equity securities and debt securities. The Fund's investment approach, as related to equity securities, is to produce long-term growth of principal and income by investing in a diversified portfolio of common stocks. The Fund will seek undervalued stocks with improving prospects in an attempt to capture both growth and value opportunities. With regard to debt securities, the Fund's investment approach will be to maximize total return (which consists of capital appreciation and income) available from a diversified portfolio of fixed income securities while providing relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).

Acceptable investments include but are not limited to:

o common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange or traded in the over-the-counter markets and are considered by the Fund's investment adviser to have an established market;

o  convertible securities;

o investments in ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 20% of its assets in ADRs. In addition, the Fund may invest up to 10% of its assets in Non-ADRs. (See "Securities of Foreign Issuers.");

o domestic issues of corporate debt obligations (including convertible bonds) rated, at the time of purchase, A or better by S&P or Moody's or, if not rated, are determined by the Fund's investment adviser to be of comparable quality;

o  mortgage-backed and asset-backed securities;

o commercial paper rated not less than A-1 by S&P or Prime-1 by Moody's and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA FIXED INCOME FUND

The investment objective of the Fixed Income Fund is to seek a high level of total return. As a secondary investment objective, the Fund will attempt to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities.

Acceptable investments include:

o domestic issues of corporate debt obligations, including demand master notes rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o with respect to 5% of the Fund's total assets, corporate debt obligations, including demand master notes rated at the time of purchase Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o  securities of foreign issuers;

o  convertible securities;

o  mortgage-backed and asset-backed securities;

o commercial paper that at the time of purchase is rated not less than Prime-1 or A-1, by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

The investment objective of the Intermediate Fixed Income Fund is to seek current income consistent with preservation of capital. The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Acceptable investments include:

o domestic issues of corporate debt obligations, including demand master notes, rated at the time of purchase Aaa, Aa, or A by Moody's or AAA, AA or A by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o with respect to 5% of the Fund's total assets, corporate debt obligations, including demand master notes rated at the time of purchase Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the Fund's investment adviser;

o  convertible securities;

o  mortgage-backed and asset-backed securities;

o commercial paper that at the time of purchase is rated not less than Prime-1 or A-1 by Moody's or S&P, respectively, or, if unrated, of comparable quality as determined by the Fund's investment adviser; and

o time and savings deposits (including certificates of deposit) in commercial or savings banks.

WACHOVIA SHORT-TERM FIXED INCOME FUND

The investment objective of the Short-Term Fixed Income Fund is to produce a high level of current income with a minimum of principal volatility. The Fund pursues its investment objective by investing primarily in a diversified portfolio of short-term, high-grade, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its assets in such securities. The Fund will maintain an average dollar-weighted maturity of between one to three years. Otherwise, the Fund may invest in the acceptable investments listed under "Wachovia Fixed Income Fund" above.

ADDITIONAL ACCEPTABLE INVESTMENTS

In addition to the acceptable investments discussed above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, warrants, demand master notes and engage in when-issued and delayed delivery transactions. The Funds may also engage in put and call options, futures, and options on futures for hedging purposes.

THE WACHOVIA MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

The investment objective of the Georgia Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

The investment objective of the North Carolina Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina ("North Carolina Municipal Securities").

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

The investment objective of the South Carolina Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes ("South Carolina Municipal Securities").

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

The investment objective of the Virginia Municipal Bond Fund is to provide as high a level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital. As a matter of investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Virginia ("Virginia Municipal Securities").

The Funds' investment adviser may consider the potential for capital appreciation in the selection of portfolio investments for each of The Wachovia Municipal Funds. In addition to the portfolio investments identified above, each of the Funds may borrow money, enter into repurchase agreements, lend portfolio securities, invest in money market instruments, restricted and illiquid securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities of other investment companies, demand master notes and engage in when-issued and delayed delivery transactions.

ACCEPTABLE INVESTMENTS

The Funds invest primarily in Georgia Municipal Securities, North Carolina Municipal Securities, South Carolina Municipal Securities, and Virginia Municipal Securities, respectively (collectively, "State Municipal Securities"). These securities are:

o obligations, including industrial development bonds, issued on behalf of the states of Georgia, North Carolina, and South Carolina and of the Commonwealth of Virginia, respectively, and their respective political subdivisions or agencies;

o obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

o participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Trust and/or the investment adviser to the Funds, exempt from both federal regular income tax and the personal income tax imposed by the States of Georgia, North Carolina, and South Carolina and the Commonwealth of Virginia, respectively. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Funds in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

STATE MUNICIPAL SECURITIES

State Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. State Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.

Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.

Characteristics. State Municipal Securities are subject to one or more of the following quality standards:

o  rated A or above by Moody's or S&P at time of purchase;

o with respect to 5% of total Fund assets, rated Baa by Moody's or BBB by S&P at the time of purchase;

o insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;

o secured by an irrevocable escrow of direct obligations of the U.S. government; or

o unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

(A description of the rating categories is contained in the Appendix to the Funds' Statement of Additional Information).

PORTFOLIO INVESTMENTS AND STRATEGIES

INVESTMENT CONSIDERATIONS

Equity Investments. As with other mutual funds that invest in equity securities, the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund and Balanced Fund are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

Because the Special Values Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Securities Of Foreign Issuers. The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in the securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, a Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the Fund's investment adviser to be substantial.

Securities In Emerging Markets. Investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the Emerging Markets Fund does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

These risks include a possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investment in securities of issuers in foreign nations. (Please refer to the Statement of Additional Information for an expanded discussion of sovereign debt obligations.) In addition, there is often less publicly available information about foreign issuers than those in the United States. Emerging market companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Emerging Markets Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Because the Emerging Markets Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversion between currencies. A change in the value of a foreign currency against the U.S. dollar will result in corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes will also affect the Fund's income and distributions to shareholders. The Fund may be affected, either favorably or unfavorably, by the fluctuations in the relative rates of exchange between the currencies of different nations, and the Fund therefore may engage in certain hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the investment adviser's ability to predict movements in exchange rates, and imperfect movements between exchange rates and currency hedges.

Brokerage commissions, fees for custodial services, and other costs relating to investments in emerging market countries are generally greater than in the United States. Such markets have different clearance and settlement procedures, and in certain markets, there have been occasions when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to effect certain transactions. The inability of the Emerging Markets Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in either losses to the Fund, if the value of the portfolio security subsequently declines, or, if the Fund has entered into a contract to sell the security, could result in possible claims against the Fund.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of the countries in which the Fund may invest also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have an adverse impact on the Fund. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments In Debt Obligations. The market value of debt obligations, and therefore a Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors, such as interest rates, which are beyond the control of the Fund's investment adviser. In the debt market, prices generally move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations. Although debt obligations with longer maturities offer potentially greater returns, they will generally experience the greatest market price changes. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value. The Fund's investment adviser will attempt to minimize the fluctuation of each Fund's net asset value by predicting the direction of interest rates; however, the investment adviser could be incorrect in its expectations about the direction and the extent of these market factors.

Investments In Lower-Rated Debt Obligations. From time to time, a portion of the Emerging Markets Fund's and the Special Values Fund's portfolios may consist of lower-rated debt obligations (i.e., rated below BBB by S&P or Baa by Moody's) which are commonly referred to as "junk bonds." Each Fund will not invest more than 35% of its total assets in such securities. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Emerging Markets Fund and the Special Values Fund.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Emerging Markets Fund or the Special Values Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Municipal Security Investments. Yields on State Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the respective state (or commonwealth) or its municipalities could impact a Fund's portfolio. A municipal bond fund's concentration in securities issued by a specific state (or commonwealth) and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. A state's (or commonwealth's) dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends.

(Please refer to the Funds' Statement of Additional Information for an expanded discussion of Georgia, North Carolina, South Carolina, or Virginia investment risks, as appropriate.)

The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of State Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in State Municipal Securities which meet the Fund's quality standards may not be possible if the state (or commonwealth) or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of State Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

INVESTMENT PROCESSES

Quantitative Equity Fund. To select stocks for the Quantitative Equity Fund, the Fund's sub-adviser initially identifies a broad universe of approximately 900 common stocks. The sub-adviser utilizes four criteria when determining what common stocks will be included in the Fund's universe: each stock must be highly capitalized, each stock must be traded on the New York or American Stock Exchange or in the over-the-counter markets, each stock must be among the most liquid and highly traded stocks on its respective exchange, and each stock must be actively followed by a minimum of three industry analysts.

The Fund's sub-adviser then screens the stocks in the universe, using a quantitative computer valuation model, to evaluate the relative attractiveness of each stock. The sub-adviser's model focuses on two measurement factors: the relative value of the stocks (including their present and historical price-to-earnings and market price-to-book value ratios, and the present value of each stock's projected dividend income) and the stock's growth prospects and earnings momentum (including changes, over time, in analysts' earning forecasts, and positive or negative surprises in reported earnings). The Fund's sub-adviser will vary the importance placed on each factor, depending on market trends.

Using the valuation model described above, the Fund's investment adviser then ranks each stock in the universe by decile. The stocks are classified by industry group, based on industry categories and weightings found in the S&P 500 Index. In managing the Fund, the investment adviser continuously monitors the rankings of the stocks in the universe and employs an active selling discipline, replacing less attractive stocks (as determined by the valuation model) with more attractive stocks to maintain a high average rank for the portfolio. In maintaining the diversification of the portfolio, the investment adviser gives consideration to the industry weightings found in the Index.

Although the Quantitative Equity Fund intends to hold a broadly diversified portfolio of common stocks that, in the aggregate, exhibit investment characteristics similar to the stocks found in the Index, the Fund will not limit its investments solely to stocks represented in the Index. By investing in those common stocks that are included in the universe described above (a large number of which are not included in the Index), the Fund will seek to provide a higher rate of total return than the Index. There can be no assurance that the Fund's investment performance will match or exceed that of the Index.

Equity Index Fund. The Equity Index Fund is managed passively, in the sense that the traditional management functions of economic, financial, and market analysis are limited to the extent that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the Index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index.

On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the Equity Index Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

Since the Equity Index Fund will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund, discussed herein, will account for the difference between the performances of the Fund and the Index.

In order to accommodate cash flows and maintain adequate liquidity to meet redemption requests, the Fund may enter into stock index futures contracts, options, options on futures contracts, and index participation interests. This will allow the Fund to simultaneously maximize the level of the Fund assets that are tracking the performance of the S&P 500 Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

     S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Quantitative Equity and Equity Index Funds utilize the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

     The Index is an unmanaged, statistical measure of stock market performance. As such, it does not reflect the actual cost of investing in common stocks. By contrast, the Quantitative Equity and Equity Index Funds incur the normal costs of a mutual fund, including brokerage and execution costs, advisory fees, and administrative and custodial costs and expenses. S&P selects the common stocks to be included in the Index solely on a statistical basis. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by, or affiliated with, S&P.

Emerging Markets Fund. The investment adviser will consider the following securities as permissible investments for the Emerging Markets Fund: (i) securities of companies the principal securities trading market for which is an emerging market country; (ii) securities, traded in any market, of companies or issuers that derive 50% or more of their total revenue from either goods or services produced in such emerging market countries or sales made in such emerging market countries; or (iii) securities of companies organized under the laws of, and with a principal office in, an emerging market country. In selecting equity securities for the Emerging Markets Fund, the investment adviser focuses on a broad diversification of emerging market countries. Initially, the adviser identifies those emerging market countries that, in the investment adviser's judgment, have made, or are currently making, progress toward improving their economies and market environments through financial and/or political reform, and which are likely to produce premium returns. Second, the investment adviser then uses a disciplined allocation process to classify the emerging market countries that it has identified into one of two categories (or "Tiers"). The first, Tier 1, is comprised of the most established and liquid of emerging market countries. The second, Tier 2, represents those emerging market countries which are less established, smaller, and less liquid than those in Tier 1. Examples of countries classified in Tier 1 are Argentina, Brazil, Mexico and Thailand; examples of countries which are classified in Tier 2 include Colombia, the Philippines, Greece, Peru and Portugal.

In constructing the Emerging Markets Fund's investment portfolio, the investment adviser normally gives the Tier 1 emerging market countries a greater weighting than is afforded to the Tier 2 emerging market countries. Within each Tier, each emerging market country is equally weighted and then its weight is adjusted to reflect the investment adviser's investment judgments regarding the particular country. The investment adviser will consider economic factors, political conditions and currency and market valuation levels, in deciding upon which emerging market countries to include in the portfolio and how those countries should be classified and weighted.

The number of emerging market countries represented in the Emerging Markets Fund's portfolio will vary over time. It is the investment adviser's intention that the Fund remain broadly diversified across many emerging market countries, companies, and geographic regions. Under normal market conditions, the investment adviser expects to invest in the securities of issuers located in a minimum of six different emerging market countries, with up to 25% of the Fund's total assets invested in any one country.

In selecting securities in each emerging market country for purchase by the Emerging Markets Fund, the investment adviser will focus on the most prominent and largest capitalized companies. The investment adviser will seek to construct the Fund's investment portfolio in a manner that maintains adequate liquidity for trading purposes, and will attempt to utilize the low historical correlation of returns among emerging market countries to moderate the portfolio's volatility, wherever feasible.

Fixed Income Fund Fund And Short-Term Fixed Income Fund. The Fixed Income Fund's and the Short-Term Fixed Income Fund's investment adviser does not select securities purely to maximize the current yield of the Funds. The Funds' investment adviser attempts to manage the Funds' total performance, which includes both changes in principal value of the Funds' portfolios and interest income earned, to anticipate the opportunities and risks of changes in market interest rates. When the Funds' investment adviser expects that market interest rates may decline, which would cause prices of outstanding debt obligations to rise, it generally extends the average maturity of the Funds' portfolios. When, in the investment adviser's judgment, market interest rates may rise, which would cause market prices of outstanding debt obligations to decline, it generally shortens the average maturity of the Funds' portfolios. Further, the Funds' investment adviser attempts to improve the Funds' total return by weighing the relative value of fixed income securities issues having similar maturities in selecting portfolio securities. By actively managing the Funds' portfolios in this manner, the Funds' investment adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

PORTFOLIO INVESTMENTS

Corporate Debt Obligations. The Funds (except the Equity Index Fund and The Wachovia Municipal Funds) may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations have the requisite ratings as described above. However, if a security loses its rating or has its rating reduced, the Fund is not required to drop the security from its portfolio, but may consider doing so.

Fixed Rate Corporate Debt Obligations. The Funds may invest in fixed rate corporate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

Floating Rate Corporate Debt Obligations. The Funds (except the Equity Index Fund and The Wachovia Municipal Funds) may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. An example of floating and fixed rate corporate debt obligations in which a Fund can invest include Yankee bonds, which are U.S. dollar-denominated bonds issued in the United States by foreign banks or corporations.

Some of the floating rate corporate debt obligations in which the Funds may invest include floating rate corporate debt securities issued by savings associations collateralized by adjustable rate mortgage loans, also known as collateralized thrift notes. Many of these collateralized thrift notes have received AAA ratings from NRSROs. Collateralized thrift notes differ from traditional "pass-through" certificates in which payments made are linked to monthly payments made by individual borrowers net of any fees paid to the issuer or guarantor of such securities.

Convertible Securities. The Funds (except The Wachovia Municipal Funds) may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Put And Call Options. The Funds (except The Wachovia Municipal Funds) may purchase put options on their portfolio securities. These options will be used only as a hedge to attempt to protect securities which a Fund holds against decreases in value. A Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio. A Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which a Fund writes and sells must be listed on a recognized options exchange. The writing of calls by a Fund is intended to generate income for a Fund and thereby protect against price movements in particular securities in a Fund's portfolio.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit a Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. These instruments may not be available with regard to the securities of certain emerging markets in which the Emerging Markets Fund may invest.

The effective use of futures and options as hedging techniques depends on the correlation between their prices and the behavior of a Fund's portfolio securities as well as the investment adviser's ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures and options prices could cause a Fund to be unable to timely liquidate its futures or options position and cause it to suffer greater losses than would otherwise be the case. In this regard, a Fund may be unable to anticipate the extent of its losses from futures transactions. These instruments may not be available with regard to the securities of certain emerging markets in which the Emerging Markets Fund may invest.

Stock Index Futures And Options. The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund and may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of a Fund's total assets. Also, a Fund will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions (and, in the case of the Special Values Fund and Emerging Markets Fund, margin deposits on open positions). These futures contracts and options will be used to handle cash flows into and out of a Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investment in stocks. The Funds will not enter into these transactions for speculative purposes.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Funds plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Futures Contracts on Foreign Government Debt Obligations. The Balanced Fund and the, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in futures contracts on foreign government debt obligations in order to establish exposure to a particular foreign government and/or currency in a fast and cost-effective manner. These transactions will be entered into primarily for speculative purposes. These types of futures contracts implicate the same risks presented by investing in futures contracts generally, as well as currency risk and the risks involved in investing in foreign issuers. Please refer to the Statement of Additional Information for a further discussion of these risk factors.

Forward Foreign Currency Exchange Contracts. The Emerging Markets Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the forward contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Emerging Markets Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the investment adviser will consider the likelihood of changes in currency values when making investment decisions, the investment adviser believes that it is important to be able to enter into forward contracts when it believes the interest of the Fund will be served. The Fund will only enter into forward contracts for hedging purposes and will not enter into forward contracts in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

Index Participation Contracts. The Equity Index Fund may participate in the purchasing and selling of index participation contracts based on the S&P 500 Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an Index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Equity Index Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to accommodate cash flows and maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the S&P 500 Index.

Mortgage-Backed Securities. The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which a Fund invests are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

A Fund may invest in CMOs which are rated AAA by an NRSRO or are of comparable quality as determined by a Fund's investment adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. The Each of the Fixed Income Fund and the Intermediate Fixed Income Fund may also invest up to 5% of its total assets in CMOs which are rated Aa, A, or Baa by Moody's or AA, A, or BBB by S&P.

Real Estate Mortgage Investment Conduits. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

Stripped Mortgage-Backed Securities. Some of the mortgage-related securities purchased by the Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by a Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result if a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, a Fund's investment adviser intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.

Asset-Backed Securities. The Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. A Fund may invest in asset-backed securities rated A or higher at the time of purchase by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. The Each of the Fixed Income Fund and the Intermediate Fixed Income Fund may invest up to 5% of its total assets in asset-backed securities rated Baa by Moody's or BBB by S&P. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, a Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. Government Obligations. The U.S. government obligations in which the Funds invest are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o and notes, bonds and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives;

o Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae, Government National Mortgage Association; and

o  Student Loan Marketing Association.

Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o  the credit of the agency or instrumentality.

Some of the short-term U.S. government securities the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted rate is ordinarily tied to some objective standard, such as the 91-day U.S.
Treasury bill rate.

Demand Master Notes. The Funds may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many demand master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Temporary Investments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, and Emerging Markets Fund each of the Funds (except Equity Index Fund) may invest in:

o certificates of deposit, demand and time deposits, savings shares, bankers' acceptances, and other instruments of domestic and foreign banks and savings and loans, which institutions have capital, surplus, and undivided profits over $100 million, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF"), or by the Savings Association Insurance Fund ("SAIF"), both of which are administered by the FDIC;

o commercial paper (including Canadian Commercial Paper and Europaper) rated A-1 or better by S&P or Prime-1 by Moody's or, if unrated, of comparable quality as determined by the Funds' investment adviser.;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

o repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

The Wachovia Municipal Funds may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, each Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to Georgia, North Carolina or Virginia state income taxes.

Restricted And Illiquid Securities. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, a Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, a Fund intends not to subject such paper to the limitation applicable to restricted securities.

Repurchase Agreements. The U.S. government securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities.

Demand Features. The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide a Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks or other institutions which a Fund's investment adviser has determined are creditworthy under guidelines established by the Trustees and in which a Fund will receive collateral equal to at least 100% of the value of the securities loaned.There is a risk that when lending portfolio securities, the securities may not be available to a Fund in a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Investing In Securities Of Other Investment Companies. A Fund may invest in the securities of other investment companies. Unless otherwise permitted by action of the SEC, a Fund may not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. A Fund will invest in other open-end investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, such as advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

Ratings. If a security loses its rating or has its rating reduced after a Fund purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, a Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund. A description of rating categories is contained in the Appendix to the Statement of Additional Information.

Municipal Leases. The Wachovia Municipal Funds may invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests would give the Funds undivided interests in State Municipal Securities. The financial institutions from which a Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which a Fund's investment adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the State Municipal Securities which the Funds purchase may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by a Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for a Fund. A Fund's investment adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

MUNICIPAL BOND INSURANCE

The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the "Policy" or "Policies").

The Wachovia Municipal Funds will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet a Fund's quality standards. A Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Georgia Municipal Bond Fund's and South Carolina Municipal Bond Fund's investment adviser anticipates that between 30% and 60% of each Fund's net assets will be invested in municipal securities that are insured. The North Carolina Municipal Bond Fund's investment adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities that are insured. The Virginia Municipal Bond Fund's investment adviser anticipates that between 30% and 60% of the Fund's net assets will be invested in municipal securities that are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund. (Please refer to the Funds' Statement of Additional Information for more information.)

NON-DIVERSIFICATION

The Wachovia Municipal Funds is comprised of four non-diversified Funds. As such, there is no limit on the percentage of assets which can be invested by a Fund in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. A Fund may purchase an issue of municipal securities in its entirety.

The Funds intend to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of a Fund's total assets shall not exceed 50% of the value of its total assets.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

INVESTMENT LIMITATIONS

BORROWING MONEY

The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund, and Short-term Term Fixed Income Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge, mortgage, or hypothecate up to 15% of the value of those assets to secure such borrowings. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not borrow money or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

DIVERSIFICATION

With respect to 75% of the value of its total assets, each of the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

In addition to the above limitations, The the South Carolina Municipal Bond Fund will not:

o invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor; or

o own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations described in this prospectus, and, not exceeding 10% of its net assets.

TRUST INFORMATION

MANAGEMENT OF THE TRUSTS

Board Of Trustees. The Trustees are responsible for managing the business affairs of the Trusts and for exercising the Trusts' powers except those reserved for the shareholders.

Investment Adviser. Pursuant to investment advisory contracts with the Trusts on behalf of the Funds, and subject to direction by the Trustees, investment decisions for The Wachovia Funds and The Wachovia Municipal Funds are made by Wachovia Asset Management, a business unit of Wachovia Bank, N.A. (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision of investments for the Funds and is responsible for the purchase and sale of portfolio instruments, for which it receives annual fees from the assets of the Funds.

Sub-Adviser. The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Twin Capital Management, Inc. ("Twin Capital" or the "Sub-Adviser"), Twin Capital furnishes certain investment advisory services to the Adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000, payable by the Adviser, in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions, and pension and profit-sharing plans. As of December 31, 1997, Twin Capital furnished services, substantially similar to the services it provides to the Adviser, to other accounts with assets in excess of $___ billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.

Advisory Fees. The Adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets as follows:
0.30 of 1% of Equity Index Fund; 0.55 of 1% of Short-Term Fixed Income Fund;
0.60 of 1% of Fixed Income Fund and Intermediate Fixed Income Fund; 0.70 of 1% of Equity Fund, Quantitative Equity Fund, Growth & Income Fund, and Balanced Fund; 0.74 of 1% of Virginia Municipal Bond Fund; 0.75 of 1% of Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and South Carolina Municipal Bond Fund; 0.80 of 1% of Special Values Fund; and 1.00% of Emerging Markets Fund. These fees are accrued daily and paid monthly. The fees paid by The Wachovia Municipal Funds, Special Values Fund and Emerging Markets Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar policies and objectives. The Adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser or its affiliates. If, however, such accounts, the Funds, or the Adviser for its own accounts, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Funds pay or receive, or the size of the position they obtain.

Adviser's Background. Wachovia Asset Management and its affiliates have served as investment adviser to The Wachovia Funds since March 9, 1992, to the South Carolina Municipal Bond Fund since August 5, 1990, and to the North Carolina Municipal Bond Fund and Georgia Municipal Bond Fund since their inception in December 1994. Wachovia Asset Management is a business unit of Wachovia Bank, N.A. which is a wholly-owned subsidiary of Wachovia Corporation.

Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses. Wachovia Bank offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. Wachovia Bank has been managing trust assets for over 100 years, with over $___ billion in managed assets as of December 31, 1997. As part of its regular banking operations, Wachovia Bank may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Wachovia Bank. The lending relationship will not be a factor in the selection of securities.

Paul P. Baran is a Chartered Financial Analyst and is a ____________________ of Wachovia Asset Management. He is the portfolio manager of the Growth & Income Fund. Mr. Baran joined Wachovia Bank, N.A. in 19__. From 1987 to 199_, he had served as the chief investment officer of the investment management department of Central Fidelity National Bank ("CFNB"), and was a Senior Vice President of CFNB. While at CFNB, Mr. Baran served as the portfolio manager of the MarketWatch Equity Fund, which was subsequently reorganized as the Growth & Income Fund. Prior to joining CFNB, Mr. Baran was with BancOklahoma and National Bank of Detroit. Mr. Baran received a _______________ degree from _______________ and an MBA from ____________________.

Jerry D. Burton is a Vice President of Wachovia Asset Management. He is a portfolio manager of the Quantitative Equity Fund. Mr. Burton received a bachelors degree from Clemson University and an MBA from the College of William and Mary. He is a Chartered Financial Analyst.

Daniel S. Earthman is a Chartered Financial Analyst and is a Senior Vice President and portfolio manager of the Balanced Fund. Mr. Earthman joined Wachovia Bank, N.A. in 1988 as an institutional portfolio manager. Prior to joining Wachovia Bank, N.A., he was a vice president and investment manager with Richland Asset Management in Nashville, and an assistant vice president and portfolio manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.

Samuel M. Gibbs, II is the portfolio manager of the Short-Term Fixed Income Fund, and is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. Mr. Gibbs is a Senior Vice President and Manager of Fixed Income Investments for Wachovia Asset Management. Mr. Gibbs joined Wachovia Bank, N.A. in 1969 as a portfolio manager. He became a bond trader and fixed income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.

Roger L. Glenski is a portfolio manager of the Special Values Fund. Mr. Glenski joined Wachovia Bank, N.A. in 1996, specializing in the valuation of closely-held businesses and small companies. Prior to joining Wachovia Bank, N.A., Mr. Glenski was employed by the accounting firm of Deloitte & Touche LLP in Chicago, Illinois. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago. He is a Certified Public Accountant.

Alfred R. Guenthner is Senior Vice President and Manager of Research for Wachovia Asset Management and is a portfolio manager of the Balanced Fund. Mr. Guenthner joined Wachovia Bank, N.A. in 1972 as an economist and became senior economist in 1978. From 1978 to 1982, he was the fixed income strategist for Wachovia Asset Management. Mr. Guenthner is a graduate of Concord College and is completing a dissertation for a doctorate degree in economics from the University of Georgia. He is a member of the North Carolina Society of Financial Analysts and the United Shareholders Association. Mr. Guenthner is a former president of the North Carolina Association of Business Economists.

John F. Hageman is a Chartered Financial Analyst and is a Senior Vice President and Institutional Portfolio Manager. He is a portfolio manager of the Equity Fund. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank, N.A. in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman is a graduate of Wabash College with a bachelors degree in political science.

Paige C. Henderson is a Vice President of Wachovia Asset Management. Ms. Henderson is an equity analyst in the Investment Asset Group and a portfolio manager of the Emerging Markets Fund. Ms. Henderson joined Wachovia Bank, N.A. in 1991 as an equity analyst. Ms. Henderson received a bachelors of science in Business Administration in 1986 and an MBA from the University of North Carolina at Chapel Hill in 1991. Ms. Henderson is a Chartered Financial Analyst and a Certified Public Accountant.

Michael W. Holt is the portfolio manager of The Wachovia Municipal Funds (with the exception of the Virginia Municipal Bond Fund), and is a portfolio manager of the Balanced Fund, the Fixed Income Fund, and the Intermediate Fixed Income Fund. Mr. Holt joined South Carolina National Bank in February 1991 and assumed his present position as fixed income portfolio manager for Wachovia Asset Management in January 1992. He is a graduate of the University of Tennessee where he majored in economics and received an MBA in Finance. Mr. Holt is a Chartered Financial Analyst.

Russell L. Kimbro, Jr. is a Senior Vice President and Portfolio Manager for Personal Financial Services and is a portfolio manager of the Equity Fund. Having been with Wachovia since 1985, Mr. Kimbro worked previously as an account executive and operations manager at Prudential Bache Securities and as an instructor of corporate finance at the University of North Carolina at Greensboro. He received a bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro. Mr.
Kimbro is a member of the North Carolina Society of Financial Analysts.

F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of Wachovia Bank, N.A. Mr. King is a portfolio manager of the Equity Fund. He serves as manager of institutional portfolio management for Wachovia Asset Management. Mr. King joined Wachovia Bank, N.A. in 1985 as a securities analyst and assumed his current position in 1991. He has both bachelors and masters of science degrees from North Carolina State University.

George E. McCall is a Certified Financial Planner and Vice President of Wachovia Asset Management. He is a portfolio manager of the Quantitative Equity Fund. He is a graduate of Presbyterian College and received an MBA from the University of South Carolina.

Michael O. Mercer is Senior Vice President, Wachovia Bank, N.A., and, in addition to being a portfolio manager of the Equity Fund, manages the Wachovia Equity Investment Fund and other large institutional accounts. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University. Mr. Mercer is a Chartered Financial Analyst and has been with Wachovia Bank, N.A. since 1983.

Wayne F. Morgan is a portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. Mr. Morgan is a Senior Vice President of Wachovia Asset Management. Mr. Morgan joined Wachovia Bank, N.A. in June, 1997 as a senior fixed income portfolio manager. Prior to joining Wachovia Bank, N.A., Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelors degree and an MBA from the University of North Carolina at Chapel Hill. Mr. Morgan is a Chartered Financial Analyst.

J. Joseph Muster is a Vice President and a Manager of Money Market and Municipal Investments in the Fixed Income Section of Wachovia Asset Management. He is the portfolio manager of The Wachovia Municipal Funds (with the exception of the Virginia Municipal Bond Fund). Mr. Muster joined Wachovia Bank, N.A. in 1992 as a credit analyst. Mr. Muster is a graduate of the University of Georgia and received an MBA from Duke University.

Harold (Rick) Nelson III is a Senior Vice President and fixed income portfolio manager of Wachovia Asset Management in Atlanta. Mr. Nelson joined Wachovia Bank, N.A. in June, 1985 as a fixed income portfolio manager. He became a portfolio manager of the Balanced Fund in May, 1996. Mr. Nelson is also a portfolio manager of the Fixed Income Fund and the Intermediate Fixed Income Fund. He received a bachelors of science degree in management from St. Francis College and an MBA in Finance from Mercer University in 1990.

Robert E. Pike is a Chartered Financial Analyst and a Senior Vice President of Wachovia Asset Management. Mr. Pike joined Wachovia Bank, N.A. in 1985 as a bond sales associate and assumed his present position in June, 1989. He is the portfolio manager of the Balanced Fund, the Fixed Income Fund and the Intermediate Fixed Income Fund. He holds both a bachelors degree and an MBA from Wake Forest University.

B. Scott Sadler is a portfolio manager of the Emerging Markets Fund. He is a Vice President of Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelors degree in economics. Mr. Sadler is a Chartered Financial Analyst.

Michael G. Sebesta is a portfolio manager of the Balanced Fund and, the Fixed Income Fund, the Intermediate Fixed Income Fund, and the Virginia Municipal Bond Fund. He is a Vice President and Fixed Income Portfolio Manager for Wachovia Asset Management. Mr. Sebesta joined Wachovia Bank, N.A. in Wachovia's Columbia, South Carolina Funds Management area as an assistant vice president/portfolio manager in July, 1989. He became a mortgage securities trader for the Bond and Money Market Group in February 1992 and was elected Vice President in 1993. In June, 1995 he became the investment portfolio manager for the Wachovia Bank Funds Management Group and joined Wachovia Asset Management as a fixed income portfolio manager in July, 1997. He received a bachelors degree in economics from Wake Forest University.

Timothy L. Swanson is a Vice President of Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1991. Mr. Swanson is a portfolio manager of the Emerging Markets Fund. Mr. Swanson is a graduate of Wake Forest University with a bachelors degree in mathematical economics, and of the University of Rochester with a masters degree in economics. Mr. Swanson is a Chartered Financial Analyst.

Michael J. Tierney is an Executive Vice President of Wachovia Bank, N.A. and Chief Investment Officer with Wachovia Asset Management. He joined Wachovia Bank, N.A. in 1981. Mr. Tierney is a portfolio manager of the Emerging Markets Fund and the Special Values Fund. Mr. Tierney is a graduate of the University of Connecticut, and has more than 25 years of experience managing equity and fixed income investments.

Joseph H. Waterfill is a Senior Vice President of Wachovia Asset Management. Mr. Waterfill is the portfolio manager of the Balanced Fund, the Equity Fund, and the Quantitative Equity Fund. He joined Wachovia Bank, N.A. in 1976 as an employee benefit portfolio manager. He was elected Senior Vice President in 1990. Mr. Waterfill received a bachelors of science degree from the U.S. Naval Academy in 1963 and an MBA from Vanderbilt University in 1973.

DISTRIBUTION OF SHARES

Federated Securities Corp., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS

The distributor may pay financial institutions and other financial service providers such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers a fee based upon the average net asset value of shares of their customers for providing administrative services to the Funds. This fee, if paid, will be reimbursed by the Adviser or its affiliates, and not by the Funds.

ADMINISTRATION OF THE FUNDS

Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, through its various subsidiaries, provides the Funds with the administrative personnel and services, portfolio recordkeeping and transfer agency services necessary to operate the Funds. Such services include legal, accounting and other administrative services. Federated Services Company provides these at an annual rate, computed and payable daily, as specified below:

         Maximum          Average Aggregate Daily
   Administrative Fee        Net Assets of The
                              Wachovia Funds
                            (excluding Wachovia
                           Prime Cash Management
                             Fund) and of The
                         Wachovia Municipal Funds
       0.10 of 1%        on the first $3.5 billion
       0.06 of 1%        on assets in excess of
                         $3.5 billion



Federated Services Company may choose voluntarily to waive or reimburse a portion of its fee at any time.


EXPENSES OF THE FUNDS AND CLASS Y SHARES

Holders of Class Y Shares pay their allocable portion of Trust and respective Fund expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; the cost of registering the Trust; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Shares pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and Shares of that Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

The Funds' expenses under the Rule 12b-1 Plans are incurred solely by the Class B Shares. In addition, the Funds' expenses under a shareholder services plan are incurred by the Class A Shares and Class B Shares. The Trustees reserve the right to allocate certain other expenses to Classes of Shares as they deem appropriate ("Class Expenses"). These Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares of a Class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a Class; registration fees paid to the Securities and Exchange Commission and to state securities commissions for shares of a Class; expenses related to administrative personnel and services as required to support holders of shares of a Class; legal fees relating solely to a Class; and Trustees' fees incurred as a result of issues relating solely to a Class.

BROKERAGE TRANSACTIONS

The Funds may engage in brokerage transactions. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE

The net asset value of Class Y Shares of a Fund may differ slightly from that of Class A Shares and Class B Shares of the same Fund due to the variability in daily net income resulting from different distribution charges and shareholder services fees. The net asset value for each Fund will fluctuate for its classes.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

SHARE PURCHASES

Fund Shares are sold on days on which Wachovia Bank, the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased through the Trust Division of Wachovia Bank. All purchase orders must be transmitted to a Fund by 5:00 p.m. (Eastern time) and will be purchased at the public offering price next determined after a Fund receives the purchase request. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. Each Fund and the distributor reserve the right to reject any purchase request.

Trust customers of Wachovia Bank may purchase Shares of a Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by Wachovia Bank and as set forth in the relevant account agreement.

Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank. Purchase orders must normally be received by Wachovia Bank by 3:00 p.m. (Eastern time), in order for Shares to be purchased at that day's price. It is the responsibility of Wachovia Bank to transmit orders promptly to a Fund.

MINIMUM INVESTMENT REQUIRED

There are no sales charges imposed on Class Y Shares of the Funds. Minimum initial investments on Class Y Shares may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds. The minimum initial investment in The Wachovia Funds is $250, and $500 for The Wachovia Municipal Funds. Subsequent investments in The Wachovia Funds must be in amounts of at least $50, and for The Wachovia Municipal Funds, subsequent investments must be in amounts of at least $100.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders in any of the Funds may participate in a Systematic Investment Program. Once a Fund account has been opened, shareholders in The Wachovia Funds and The Wachovia Municipal Funds may add to their investment on a regular basis in a minimum amount of $25. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by a Fund. A shareholder may apply for participation in this program through Wachovia Bank or through the distributor.

CERTIFICATES AND CONFIRMATIONS

As the transfer agent, Federated Shareholder Services Company (the "Transfer Agent") maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing to a Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder of record. Annual statements are sent to report dividends paid during the year for The Wachovia Funds, and monthly confirmations are sent to report dividends paid during that month for The Wachovia Municipal Funds.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts; however, certain institutions may wish to use the Transfer Agent's subaccounting system to minimize their internal recordkeeping requirements. The Transfer Agent may charge a fee based on the level of subaccounting services rendered. Institutions holding Shares of a Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Equity Fund, the Quantitative Equity Fund, the Growth & Income Fund, the Equity Index Fund, and the Balanced Fund on the record date. Dividends are declared and paid monthly to all shareholders invested in the Fixed Income Fund, the Intermediate Fixed Income Fund and the Short-Term Fixed Income Fund on the record date. Dividends are declared daily and paid monthly to all shareholders invested in The Wachovia Municipal Funds on the record date. Dividends are declared and paid annually to all shareholders of the Emerging Markets Fund and the Special Values Fund on the record date. Unless shareholders request cash payments by writing to a Fund, dividends are automatically reinvested in additional Shares of a Fund on the payment dates at the ex-dividend date net asset value without a sales charge.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by the custodian. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds.

Capital gains, when realized by a Fund, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE

Shareholders of the Funds have easy access to the other Funds comprising the Trusts through a telephone exchange program. Class Y Shares of a Fund may be exchanged for Class Y Shares of another Fund at net asset value. The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. Prior to any exchange, a shareholder should review a copy of the current prospectus of the Fund into which an exchange is to be effected. Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers, since the tax advantages of each Fund may vary.

Shareholders using this privilege must exchange Shares having a net asset value at least equal to the minimum investment of the Fund into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of Shares to be exchanged. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information or give instructions for exchange between Funds by calling the Fund, Wachovia Investments, Inc., or in the case of customers of Wachovia Bank, the shareholder's account officer. Shares may be exchanged by telephone only between Fund accounts having identical shareholder registrations.

Upon receipt of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Exchange By Telephone. Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) for Shares to be exchanged the same day. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

REDEEMING SHARES

Each Fund redeems Shares at its net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Wachovia Bank or directly to a Fund.

By Telephone. A shareholder may redeem Shares of a Fund by contacting the shareholder's trust officer or calling the Funds (call toll-free 1-800-994-4414) to request the redemption. Redemption requests made through Wachovia Bank must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Wachovia Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Funds. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Normally, a check for the proceeds is mailed within three business days, but in no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

By Mail. A shareholder may redeem Fund Shares by sending a written request to Wachovia Bank. The written request should include the shareholder's name, the Fund name, the account number or brokerage account numbers, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to a Fund. Shareholders should call Wachovia Bank or the Funds for assistance in redeeming by mail.

Signatures. Shareholders requesting a redemption to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o  a trust company or commercial bank whose deposits are insured by the BIF;

o    a member of the New York,  American,  Boston,  Midwest,  or  Pacific  Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. A Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders having an account value of at least $10,000 and who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for monthly or quarterly withdrawal payments in a minimum of $100 as directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. A shareholder may apply for participation in this program through his financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, each Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $250 for The Wachovia Funds and $500 for The Wachovia Municipal Funds. This requirement does not apply, however, if the balance falls below the required minimum because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As Massachusetts business trusts, neither Trust is required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust or a Fund's operation and for the election of Trustees under certain circumstances.

The Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund are newly-organized portfolios that were formed to continue the operations of the MarketWatch Equity Fund (the "Prior Equity Fund"), the MarketWatch Intermediate Fixed Income Fund (the "Prior Income Fund") and the MarketWatch Virginia Municipal Bond Fund (the "Prior Virginia Fund") series, respectively. The Prior Equity Fund, the Prior Income Fund and the Prior Virginia Fund were series of another investment company. Pursuant to a Plan of Reorganization, the Prior Equity Fund transferred all of its assets to the Growth & Income Fund in exchange for shares of the Growth & Income Fund. Similarly, pursuant to a Plan of Reorganization, the Prior Income Fund transferred all of its assets to the Intermediate Fixed Income Fund in exchange for shares of the Intermediate Fixed Income Fund. Also, pursuant to a Plan of Reorganization, the Prior Virginia Fund transferred all of its assets to the Virginia Municipal Bond Fund in exchange for shares of the Virginia Municipal Bond Fund. (These transfers of assets are collectively the "Reorganization.") Shareholders of the Prior Equity Fund, the Prior Income Fund and of the Prior Virginia Fund approved the Reorganization at a shareholder meeting held on __________, 1998. On March ___, 1998, the effective date of the Reorganization, shares of the Growth & Income Fund, the Intermediate Fixed Income Fund and of the Virginia Municipal Bond Fund were distributed on a pro rata basis to the Prior Equity Fund's, the Prior Income Fund's and the Prior Virginia Fund's shareholders, respectively.

As of March ___, 1998, Wachovia Bank and its various affiliates and subsidiaries, acting in various capacities for numerous accounts, together were the owners of record of in excess of 25% of the outstanding shares of the [_______ ____________] Funds, and therefore may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of a Trust's shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company or its bank and non-bank affiliates generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Funds are subject to such banking laws and regulations. Wachovia Bank believes, based on the advice of its counsel, that it may perform the services for a Fund contemplated by its investment advisory contracts and custodian agreements with the Trusts without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Wachovia Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. If this happens, the Trustees would consider alternative means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including the possible termination of any automatic or other Fund share investment and redemption services then being provided by Wachovia Bank. It is not expected that existing Fund shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to Wachovia Bank is found) as a result of any of these occurrences.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION

The Funds expect to pay no federal income tax because each intends to continue to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses earned and realized by any Fund will not be combined for tax purposes with those of any other Fund.

Unless otherwise exempt, shareholders of The Wachovia Funds are subject to federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or as additional shares. The Funds will provide shareholders with tax information for reporting purposes. Distributions representing long-term capital gains, if any, will be taxable to a Funds net Fund's shareholders as long-term capital gains no matter how long the shareholders have held the shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

FEDERAL INCOME TAX

Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporations's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the South Carolina Municipal Bond Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

VIRGINIA TAXES

Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia Municipal Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

OTHER STATE AND LOCAL TAXES

Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Wachovia Funds and The Wachovia Municipal Funds offer three classes of shares: Class Y Shares for institutional investors, and Class A Shares and Class B Shares of the Equity Fund, the Quantitative Equity Fund, the Balanced Fund, and the Fixed Income Fund for institutional investors, individuals and other customers of Wachovia Bank.

Class A Shares and Class B Shares are sold at net asset value plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of purchase (the Class A Shares), or (ii) on a contingent deferred basis (the Class B Shares). Class B Shares are distributed pursuant to Rule 12b-1 Plans adopted by the Trusts, whereby the distributor is paid a fee of 0.75 of 1% of Class B Shares' average daily net asset value. In addition, Class A Shares and Class B Shares pay a shareholder services fee of 0.25% of the respective class' average daily net assets.

Class Y Shares are sold to accounts for which Wachovia Bank or its affiliates act in a fiduciary, agency, custodial or similar capacity at net asset value without a sales charge. Class Y Shares are not distributed pursuant to a Rule 12b-1 Plan and are not subject to a shareholder services fee.

The stated advisory fee is the same for all classes of a Fund. Financial institutions and brokers providing sales and/or administrative services may receive different compensation with respect to one class of shares than with respect to another class of shares of the same Fund.

The amount of dividends payable to Class A Shares and Class B Shares will be less than the amount payable to Class Y Shares by the difference between Class Expenses and distribution and shareholder services expenses borne by the shares of each respective class.

PERFORMANCE INFORMATION

From time to time, the Funds advertise their total return, yield, and if applicable, tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yields of The Wachovia Municipal Funds is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Class Y Shares, Class A Shares, and Class B Shares of a Fund. Because Class B Shares are subject to a Rule 12b-1 fee, and Class A Shares and Class B Shares are subject to a shareholder services fee, the yield will be lower than that of Class Y Shares. The sales load applicable to Class A Shares also contributes to a lower total return for Class A Shares. The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and, as applicable, tax-equivalent yield. In addition, Class B Shares are subject to similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return for Class B Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS

                                 CLASS Y SHARES


Addresses

WACHOVIA EQUITY FUND                           101 Greystone Boulevard
WACHOVIA QUANTITATIVE EQUITY FUND              SC-9215
WACHOVIA GROWTH & INCOME FUND                  Columbia, SC 29226
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
=======================================
WACHOVIA SHORT-TERM FIXED INCOME FUND
WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND

Investment Adviser
(THE WACHOVIA FUNDS)                           Wachovia Asset Management
(THE WACHOVIA MUNICIPAL FUNDS)                 100 North Main Street
                                               Winston-Salem, NC 27101

COUNSEL TO THE WACHOVIA FUNDS AND              Kirkpatrick & Lockhart LLP
THE WACHOVIA MUNICIPAL FUNDS                   1800 Massachusetts Avenue, NW
                                               Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES            Piper & Marbury LLP
                                               1200 Nineteenth Street, NW
                                               Washington, DC 20036-2430




[IN RED INK ON THE LEFT SIDE PANEL] Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED February 4, 1998

                               The Wachovia Funds

                          The Wachovia Municipal Funds


                                 Class A Shares
                                 All Portfolios
                                 Class Y Shares
                                 All Portfolios
                                 Class B Shares
                              Wachovia Equity Fund
                        Wachovia Quantitative Equity Fund
                             Wachovia Balanced Fund
                           Wachovia Fixed Income Fund


                       Statement of Additional Information


This Statement of Additional Information should be read with the prospectuses of The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as a "Trust," and collectively as the "Trusts"), dated March __, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectuses, call the Funds toll-free at 1-800-994-4414.

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

                                                  Statement dated March __, 1998

















FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

Table of Contents

General Information                       Determining Net Asset Value

Investment Objectives, Policies, and      Determining Market Value of Securities
Limitations
of the Funds                              Redeeming Fund Shares
      State Investment Risks                    Redemption in Kind
      Portfolio Turnover
      Investment Limitations              Massachusetts Business Trusts

The Wachovia Funds and The Wachovia       Tax Status
Municipal Funds Management                      The Funds' Tax Status
      Officers and Trustees                     Shareholders' Tax Status
      Fund Ownership                            Capital Gains
      Trustees Compensation
      Trustee Liability                   Total Return

Investment Advisory Services              Yield
      Adviser to the Funds
      Advisory and Sub-Advisory Fees      Tax-Equivalent Yield

Brokerage Transactions                    Performance Comparisons

Other Services                            Financial Statements
------------------------------------      --------------------
      Administration
      Custodian                           Standard & Poor's Corporation
                                          -----------------------------
      Transfer Agent
      Legal Services                      Appendix
                                          --------
      Independent Auditors

Distribution Plan (Class B Shares
Only) and
Shareholder Services Plan (Class A
Shares and Class B Shares Only)

Purchasing Fund Shares
      Conversion to Federal Funds
      Exchanging Securities for Fund
Shares

General Information

      The Wachovia Funds (formerly, The Biltmore Funds) was established as a Massachusetts business trust under a Declaration of Trust dated November 19, 1991. The Wachovia Municipal Funds (formerly, The Biltmore Municipal Funds) was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Prior to June 3, 1993, The Wachovia Municipal Funds was known as "The Passageway Funds." Unless otherwise indicated, the investment policies described below may be changed by the Board Boards of Trustees ("Trustees" or the "Board") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. Capitalized terms not otherwise defined in this Statement of Additional Information (the "Statement") shall have the same meaning assigned in the prospectuses. The following Funds (individually referred to as a "Fund," and collectively as the "Funds") are portfolios of the Trusts:

      Shares of Wachovia Equity Fund ("Equity Fund") (formerly, Biltmore Equity
Fund) are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.

      Shares of Wachovia Quantitative Equity Fund ("Quantitative Equity Fund") (formerly, Biltmore Quantitative Equity Fund) are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.

      Shares of Wachovia Growth & Income Fund ("Growth & Income Fund") are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia Equity Index Fund ("Equity Index Fund") (formerly, Biltmore Equity Index Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia Special Values Fund ("Special Values Fund") (formerly, Biltmore Special Values Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia Emerging Markets Fund ("Emerging Markets Fund") (formerly, Biltmore Emerging Markets Fund) are currently offered in two classes:
Class A Shares and Class Y Shares.

      Shares of Wachovia Balanced Fund ("Balanced Fund") (formerly, Biltmore Balanced Fund) are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.

      Shares of Wachovia Fixed Income Fund ("Fixed Income Fund") (formerly, Biltmore Fixed Income Fund) are currently offered in three classes: Class A Shares, Class B Shares, and Class Y Shares.

     Shares of Wachovia Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund") are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia Short-Term Fixed Income Fund ("Short-Term Fixed Income Fund") (formerly, Biltmore Short-Term Fixed Income Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund") (formerly, Biltmore Georgia Municipal Bond Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia North Carolina Municipal Bond Fund ("North Carolina Municipal Bond Fund") (formerly, Biltmore North Carolina Municipal Bond Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

      Shares of Wachovia South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund") (formerly, Biltmore South Carolina Municipal Bond Fund) are currently offered in two classes: Class A Shares and Class Y Shares.

     Shares of Wachovia Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund") are currently offered in two classes: Class A Shares and Class Y Shares.

      Prior to July 22, 1996, each Fund, other than the Growth & Income Fund, the Intermediate Fixed Income Fund and Virginia Municipal Bond Fund, offered a single class of shares, which is currently designated as Class A Shares.

      The Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund are newly-organized portfolios that were formed to continue the operations of the MarketWatch Equity Fund (the "Prior Equity Fund"), the MarketWatch Intermediate Fixed Income Fund (the "Prior Income Fund") and the MarketWatch Virginia Municipal Bond Fund (the "Prior Virginia Fund") series, respectively. The Prior Equity Fund, the Prior Income Fund and the Prior Virginia Fund were series of another investment company. Pursuant to a Plan of Reorganization, the Prior Equity Fund transferred all of its assets to the Growth & Income Fund in exchange for shares of the Growth & Income Fund. Similarly, pursuant to a Plan of Reorganization, the Prior Income Fund transferred all of its assets to the Intermediate Fixed Income Fund in exchange for shares of the Intermediate Fixed Income Fund. Also, pursuant to a Plan of Reorganization, the Prior Virginia Fund transferred all of its assets to the Virginia Municipal Bond Fund in exchange for shares of the Virginia Municipal Bond Fund. (These transfers of assets and assumptions of liabilities are collectively the "Reorganization.") Shareholders of the Prior Equity Fund, the Prior Income Fund and of the Prior Virginia Fund approved the Reorganization at a shareholder meeting held on __________, 1998. On March ___, 1998, the effective date of the Reorganization, shares of the Growth & Income Fund, the Intermediate Fixed Income Fund and of the Virginia Municipal Bond Fund were distributed on a pro rata basis to the Prior Equity Fund's, the Prior Income Fund's and the Prior Virginia Fund's shareholders, respectively.

Investment Objectives, Policies, and Limitations of the Funds

      The prospectuses discuss the objective of each Fund and the policies that each Fund employs to achieve its objective. The following discussion supplements the description of each Fund's investment policies.

      Each Fund's respective investment objective cannot be changed without the approval of shareholders.

When-Issued and Delayed Delivery Transactions

      These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

Lending of Portfolio Securities

      The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan. In circumstances where the Fund does not, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

      The Funds require the custodian to take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

      The Funds may enter into reverse repurchase agreements under certain circumstances. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

      When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Money Market Instruments

      The Funds may invest in money market instruments such as:

o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;

o commercial paper rated, at the time of purchase, A-1 or better by Standard & Poor's Ratings Group ("S&P") or Prime-1 or better by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Funds' investment adviser.;

o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; or

o     bankers' acceptances.

      The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund Wachovia Funds (except the Equity Index Fund) and the Wachovia Municipal Funds may invest in money market instruments as temporary investments, from time to time, for defensive purposes.

Futures and Options Transactions

      The Funds (except the Wachovia Municipal Funds) may engage in futures and options transactions. As a means of reducing fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts for portfolio securities, or writing call options on futures contracts. A Fund also may write covered call options on portfolio securities to attempt to increase its current income.

      A Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on a nationally-recognized exchange which provides a secondary market for options of the same series.

      Futures Contracts

            The Funds (except the Wachovia Municipal Funds) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Funds will not engage in futures transactions for speculative purposes.

            A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

            For example, in the fixed income securities market, prices generally move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates typically means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

      "Margin" in Futures Transactions

            The Funds (except the Wachovia Municipal Funds) may engage in "margin" in futures transactions. Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian or the broker. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

            A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

            A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

            The Funds will comply with the following restrictions when purchasing and selling futures contracts. First, a Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of each Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, a Fund will not enter into these contracts for speculative purposes. Third, since a Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, each Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Funds will submit to the CFTC special calls for information, the Funds will not register as commodities pool operators.

      Purchasing Put Options on Portfolio Securities

            The Funds (except the Wachovia Municipal Funds) may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio.

      Writing Covered Call Options on Portfolio Securities

            The Funds (except the Wachovia Municipal Funds) may also write call options on securities either held in their portfolios or which they have the right to obtain without payment of further consideration or for which they have segregated cash in the amount of any additional consideration. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which a Fund writes and sells must be listed on a recognized options exchange. Writing of call options by a Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

      Put Options on Financial Futures Contracts

            The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may engage in put options on financial futures contracts. A Fund may purchase listed put options on financial futures contracts. A Fund would use these options solely to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in rates.

            Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

            Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

            Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      Call Options on Financial Futures Contracts

            The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may engage in call options on financial futures contracts. In addition to purchasing put options on futures, a Fund may write listed call options on financial futures contracts or over-the-counter call options on future contracts to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

            In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

            Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.

            A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      Over-the-Counter Options

            The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' investment adviser.

            Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

      Stock Index Futures and Options

            The Equity Fund, Quantitative Equity Fund, Equity Index Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectuses.

            A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration.

            A Fund may only: (1) buy listed put options on stock indices; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). A Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

            There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. Because, by definition, futures contracts look to projected price levels in the future, and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

            The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Fund's investment adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

      Risks

            When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

            It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Funds' investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.

      Futures Contracts on Foreign Government Debt Obligations

            These transactions are subject to the risk of governmental actions affecting the trading or prices of the contracts. The value of the Funds' positions could also be adversely affected by (i) other foreign political and economic factors, (ii) less available data than in the U.S. on which to base trading decisions, (iii) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of exercise and settlement terms and procedures, and margin requirements different from those in the U.S., and (v) lesser trading volume.

Restricted and Illiquid Securities

      The Funds may invest in restricted and illiquid securities. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC" or the "Commission") staff position set forth in the adopting release for Rule 144A (the "Rule") under the Securities Act of 1933. The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the SEC staff has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Trusts' Board. The Board considers the following criteria in determining the liquidity of certain restricted securities:

o     the frequency of trades and quotes for the security;

o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

o     dealer undertakings to make a market in the security; and

o     the nature of the security and the nature of the marketplace trades.

Convertible Securities

      The Funds (except the Wachovia Municipal Funds) may invest in convertible securities. Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality.

      A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Fund's investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determination of the issuer's profits, and the issuer's management capability and practices.

Zero Coupon Convertible Securities

      The Funds (except the Wachovia Municipal Funds) may invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Obligations of Foreign Issuers

      The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in obligations of foreign issuers. Obligations of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the "World Bank"), European Investment Bank (the "EIB") and the InterAmerican Development Bank.

      Obligations of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs. In addition, investments in foreign issuers may include additional risks associated with less market liquidity and political instability. The possible imposition of withholding taxes on interest income might adversely affect the payment of principal and interest on obligations of foreign issuers. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's assets and income may be affected by changes in exchange rates and regulations.

Warrants

      The Funds (except the Wachovia Municipal Funds) may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Corporate Debt Securities

      The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in corporate debt securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

      Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, limitations as are described in each issuer's prospectus.

Mortgage-Backed Securities

      The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in mortgage-backed securities. The mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage-backed securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches in order to reduce the risk of prepayments for the other tranches.

      Prepayments may result in a capital loss to a Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage-backed securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

Privately Issued Mortgage-Related Securities

      The Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund may invest in privately issued mortgage-related securities. Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related pools highly liquid.

Resets of Interest Rates

      The interest rates paid on adjustable rate mortgages ("ARMs"), collateralized mortgage obligations ("CMOs"), and real estate mortgage investment conduits ("REMICs") in which the Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

      To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event a Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

Caps and Floors

      The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

      The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

Demand Master Notes

      The Funds may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Variable Rate Demand Notes

      The Funds may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

Demand Features

      The Funds may acquire securities that are subject to puts and standby commitments ("demand features") which require the issuer of the demand feature to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

U.S. Government Obligations

     The Funds may invest in U.S. government obligations. The types of U.S. government obligations in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

o     the full faith and credit of the U.S. Treasury;

o     the issuer's right to borrow from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

o    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

o Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives;

o     Federal Home Loan Banks;

o     Federal Home Loan Mortgage Corporation;

o     Fannie Mae;

o     Government National Mortgage Association; and

o     Student Loan Marketing Association.

     The  Funds  may  invest  in  U.S.   government   obligations  as  temporary
     investments, from time to time, for defensive purposes.

Variable Rate U.S. Government Securities

      The Funds may invest in variable rate U.S. government securities. In the case of certain U.S. government securities purchased by a Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

      Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

      The Funds may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

Ratings

      The Fixed Income Fund, Intermediate Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund may invest up to 5% of their respective total assets in securities rated Baa by Moody's or BBB by S&P. These securities have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgrades will be evaluated on a case by case basis by the Funds' investment adviser. The Funds' investment adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

High Yield Securities

      The Special Values Fund and Emerging Markets Fund may invest in high yield securities. Generally, the lowest-rated securities in which a Fund may invest are rated B by S&P or Moody's or are not rated but are determined by the Fund's investment adviser to be of comparable quality. Securities rated B are judged to have speculative elements and are high yield, high risk bonds (i.e., junk bonds), typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds and speculative grade securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds and speculative grade securities may be more difficult to dispose of or to value than high-rated, lower-yielding bonds. In circumstances where, in the judgment of a Fund's investment adviser, the investment opportunities may benefit the Fund, the Fund may invest in securities which are rated D by S&P. Debt that is rated D is in default, and payment of interest and/or repayment of principal on such debt is in arrears. A Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments.

Duration

      Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market date; and the level of market yield of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupon or shorter maturities. Duration combines these variables into a single measure.

      Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds.

Investment Philosophy of the Emerging Markets Fund

      As described in the Fund's prospectuses under "Investment Policies" and "Investment Process," the Fund's investment adviser manages the Fund's portfolio to attempt to capture the return opportunities presented by securities of issuers and companies located in emerging markets. In light of recent political events (for example, the fall of Communism in Europe, the opening of China to western investment, the move toward free-market capitalism in many developing countries, etc.), conditions for investing in many emerging market economies have become attractive. A number of emerging market capitalist economies present striking market growth opportunities (stemming from the increasing number of working-class and middle-class citizens in those nations who are now demanding improved housing, infrastructure such as roads and utilities and a greater array of consumer goods). In view of the fact that approximately 75% of the world's population resides in emerging market countries, and many of these countries are still in the early or initial stages of growth and development, it is conceivable that many of these emerging market countries will exhibit economic and earnings growth that exceeds similar measurements in what have been traditionally characterized as the developed nations of Europe, Japan, and the United States. While past performance is not a guarantee of future results, this trend has been seen in recent years, as the stock markets of a number of emerging market economies have outperformed the stock markets of more developed countries. Investors should recognize that investments in emerging market countries present a number of risks, which are discussed in the Fund's prospectuses. Currently, the Fund may invest in the securities of issuers located in the following countries: Argentina, Brazil, Chile, China, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Luxembourg, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovak Republic, South Africa, South Korea, Taiwan, Thailand, Turkey, and Venezuela. The Fund may also purchase depositary receipts of issuers located in other emerging market countries.

Sovereign Debt Obligations

      Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Debt obligations of supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the World Bank, the EIB and the Inter-American Development Bank.

Foreign Currency Transactions

Currency Risks

      The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, a Fund may not convert its holdings to U.S. dollars daily. A Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

      Foreign currency exchange transactions are conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

      The Emerging Markets Fund may enter into forward foreign currency exchange contracts in order to protect against possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund's investment adviser believes that it is important to have the flexibility to enter into forward currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

      The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer that one year.

Foreign Currency Options

      A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency.
Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

      When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

      A call option on a foreign security generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency to put a hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options

      Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Emerging Markets Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Fund's investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

      In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

      The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd market lot (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

      By using foreign currency futures contracts and options on such contracts, the Emerging Markets Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

      Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

      Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Emerging Markets Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Fund's investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Municipal Securities

      The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund invest in municipal securities. If a security loses its rating or has its rating reduced after a Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their rating systems, the Funds will try to use comparable ratings as standards in accordance with the investment policies described in the prospectuses.

      Participation Interests

            The financial institutions from which the Funds purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

      Variable Rate Municipal Securities

            Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

            Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on a Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

      Municipal Leases

            The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income.

            In determining the liquidity of municipal lease securities, a Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

               o    whether the lease can be terminated by the lessee;

               o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

               o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

               o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

               o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Municipal Bond Insurance

      The Funds may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in a Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are due and owing at the time of sale.

      The other type of Policy covers municipal securities not only while they remain in a Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. A Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Funds.

      The premiums for the Policies are paid by a Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by a Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. A Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by a Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in a Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

      MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. A Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

      Additionally, the Funds reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

      Under the Policies, municipal bond insurers unconditionally guarantee to the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by a Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of a Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the issuer of such when-issued municipal securities. In determining to insure municipal securities held by a Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of each Fund.

      If a Policy terminates as to municipal securities sold by a Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Funds generally intend to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB" by S&P or "Baa" by Moody's) that are not in default. To the extent that a Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the municipal securities that they hold.

      Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated "Aaa" by Moody's or "AAA" by S&P:

      Municipal Bond Investors Assurance Corp.

            Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of March __, 1998, S&P has rated the claims-paying ability of MBIA "AAA."

      AMBAC Indemnity Corporation

            AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. As of March __, 1998, S&P has rated the claims-paying ability of AMBAC "AAA."

      Financial Guaranty Insurance Company

            Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly- owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty is subject to regulation by the New York State Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is 1-800-352-0001. As of March __, 1998, S&P has rated the claims-paying ability of Financial Guaranty "AAA."

Concentration of Investments

      The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund generally will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be related to the industry in which such nongovernmental users engage, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Funds may invest more than 25% of their assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if a Fund's investment adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

State Investment Risks

      As a general matter, concentration by the Georgia Municipal Bond Fund, the North Carolina Municipal Bond Fund, the South Carolina Municipal Bond Fund, and the Virginia Municipal Bond Fund in securities issued by the State (or Commonwealth, as applicable) identified in each Fund's name and each such State's (or Commonwealth's) political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of each State (or Commonwealth) or its municipalities to meet its obligations will depend on the availability of tax and other revenues; and economic, political, and demographic conditions within the State (or the Commonwealth), its counties, and its municipalities.

Georgia Investment Risks

      The State of Georgia's economy is based on manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and a growing services sector. Atlanta, with a service-oriented economy, is a trade, service and transportation center for the Southeast region of the United States and is the focus of economic growth in the State. In most other cities in Georgia, manufacturing predominates. The State economy was only mildly affected by the early 1980's recession and grew rapidly for most of the decade, with employment and personal income growth in excess of comparable national rates. Despite continued population growth, personal income per capita has steadily gained relative to the nation. The economy began to slow in 1989, with less vigorous job growth evident and the State's relative per capita income position slipping.

      Throughout the 1980s the State's expanding economy fostered strong income and sales tax growth. This enabled the State to record fairly strong fiscal operations for fiscal years 1984-1989.

      The State experienced an economic downturn in the early 1990's, as operating deficits were recorded in fiscal years 1990-1992. However, in fiscal years 1993 and 1994, the State ended with operating surpluses due to strong revenue growth which will be used to augment reserves. The State's debt rating was affirmed as "Aaa" by Moody's in July, 1994. Preparations for the 1996 Summer Olympics helped propel Georgia's economy. Businesses and local governments created a total of 400,000 jobs over the period of 1991-1994 and the unemployment rate dropped during the period to just 4.9%.

      The Georgia Municipal Bond Fund's investment adviser believes that the information presented above describes some of the more significant matters relating to the Georgia Municipal Bond Fund. The sources of the information are the official statements of issuers located in Georgia, other publicly available documents, and oral statements from various State agencies. The Georgia Municipal Bond Fund's investment adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

North Carolina Investment Risks

      The State of North Carolina's credit strength is derived from a diversified economy, relatively low unemployment rates, strong financial management, and a low debt burden. In recent years, the State's economy has become less dependent on agriculture (primarily tobacco) and manufacturing (textiles and furniture) and has experienced increased activity in financial services, research, high technology manufacturing, and tourism. North Carolina did not escape the effects of the economic slowdown; however, the State is now experiencing an increase in economic development. North Carolina ranks among the top ten states in terms of economic growth, as measured by job and personal income growth. Long-term personal income trends indicate gains; however, wealth levels still continue to lag the national average. State unemployment rates consistently fall below the national average. For November 1995, North Carolina reported an unemployment rate of 4.2%, versus the national average of 5.6%.

      North Carolina is a very conservative debt issuer and has maintained debt levels that are low due to constitutional debt limitations. Conservative policies also dominate the State's financial operations. The State's administration continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. The State's finances, which enjoyed surpluses and adequate reserves throughout the 1980's, began reflecting the economic downtown in fiscal 1990. To close the shortfalls that emerged because of weakening revenues, the State increased its sales and corporate tax rates and implemented expenditure reductions and restrictions. Actions by the State resulted in a budget surplus for fiscal 1992, 1993 and 1994. Available unreserved balances and budget stabilization reserves are projected to be $359 million for 1995. The financials of many North Carolina municipalities are also strong, and over 25% of all "Aaa" rated tax-exempt bonds issued by local municipalities throughout the United States are issued by cities and towns located in the State.

      The North Carolina Municipal Bond Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the North Carolina Municipal Bond Fund. The sources of the information are the official statements of issuers located in North Carolina, other publicly available documents, and oral statements from various State agencies. The North Carolina Municipal Bond Fund's investment adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

South Carolina Investment Risks

      The State of South Carolina has an economy that has been dominated from the early 1920s through the present by the textile industry, with more than one of every three manufacturing jobs directly or indirectly related to the textile industry. However, since 1950, the economic bases of the State have become more diversified, as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina's general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which those ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

      The South Carolina State Constitution (the "Constitution") mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board (the "State Board") may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The Constitution limits annual increases in State employees' wages to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the State's population.

      The Constitution requires a General Reserve Fund ("General Fund") that equals three percent of General Fund revenue for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The Constitution also requires a Capital Reserve Fund ("Capital Fund") equal to two percent of General Fund revenue. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations. After March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire bond principal or pay interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.

      The shutdown of the Charleston Naval Base exacted a heavy toll in North Charleston. In addition, contractors at the Savannah River Site nuclear complex laid off more than 4,000 workers. However, plant expansions and openings by companies such as BMW, Michelin, AMP, and Fuji Photo have helped to mitigate these negative economic developments.

      As discussed above, the South Carolina Municipal Bond Fund's concentration in securities issued by the State or its subdivisions provides a greater level of risk than an investment company which is diversified across a larger geographical area. For example, the passage of the North American Free Trade Agreement could result in increased competition for the State's textile industry due to the availability of less-expensive foreign labor.

      Presently, South Carolina subjects bonds issued by other states to its income tax. If this tax was declared unconstitutional, the value of bonds in the South Carolina Municipal Bond Fund could decline a small but measurable amount. Also, the South Carolina Municipal Bond could become slightly less attractive to potential future investors.

      The South Carolina Municipal Bond Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, and oral statements from various State agencies. The South Carolina Municipal Bond Fund's investment adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

Virginia Investment Risks

      The rate of economic growth in the Commonwealth of Virginia has slowed in the 1990's compared to the late 1980's. From 1986 to 1995, the Commonwealth's 5.0% rate of growth in per capita personal income was approximately equal to the national rate of growth. In 1995, Virginia's growth rate was 4.9% compared to 5.0% for the nation. Per capita income in Virginia has been consistently above national levels over the past decade and, in 1995, was $23,597 compared with the national average of $22,788.

      The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, government employment, and manufacturing. Employment in the services sector increased by 19.1% from 1991 to 1995, making it the fastest growing sector in the Commonwealth. Because of Virginia's proximity to Washington, D.C. and the concentration of military installations in the Hampton Roads area of the Commonwealth (the largest such concentration in the United States), the United States federal government has a greater economic impact on Virginia relative to its size than on any of the other states except Alaska and Hawaii.

      According to statistics published by the U.S. Department of Labor, the Commonwealth of Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sections represented in the economy. During 1995, an average of 4.5% of Virginians were unemployed as compared with the national average of 5.6%. The population of the state has continued to grow over the last decade at a rate that is higher than the national average. During the last decade, the rate of increase in such population growth reached a high of 2.1% annually in 1987 and, in 1995, was approximately 1.4%.

      Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrial states. The percentage of non-agricultural employees who belong to unions in the Commonwealth of Virginia has been approximately half the national average.

      Currently, NRSROs assign their highest rating to general obligation bonds issued by the Commonwealth of Virginia, reflecting in part, its sound fiscal management, diversified economic base and low debt ratios. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Furthermore, the Virginia Municipal Bond Fund also invests in securities issued by the political authorities of the Commonwealth of Virginia, all of which are separately rated (if rated at all) by NRSROs.

      The Virginia Municipal Bond Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Virginia Municipal Bond Fund. The sources of the information are the official statements of issuers located in Virginia, other publicly available documents, and oral statements from various Commonwealth agencies. The Virginia Municipal Bond Fund's investment adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various Commonwealth agencies.

Portfolio Turnover

      No Fund will attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. Securities in each portfolio will be sold whenever a Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. Nevertheless, transactions for a Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when an investment adviser deems it appropriate to make changes in the Fund's portfolio.

      During the fiscal years ended November 30, 1997 and 1996, the Equity Fund's portfolio turnover rates were __% and 64%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Quantitative Equity Fund's portfolio turnover rates were __% and 44%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, had portfolio turnover rates that were __% and 12%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Equity Index Fund's portfolio turnover rates were __% and 14%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Special Values Fund's portfolio turnover rates were __% and 38%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Emerging Markets Fund's portfolio turnover rates were __% and 30%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Balanced Fund's portfolio turnover rates were __% and 99%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Fixed Income Fund's portfolio turnover rates were ___% and 181%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the MarketWatch Intermediate Fixed Income Fund, which was reorganized into the Intermediate Fixed Income Fund, had portfolio turnover rates that were ___% and 84%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Short-Term Fixed Income Fund's portfolio turnover rates were ___% and 145%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the Georgia Municipal Bond Fund's portfolio turnover rates were __% and 14%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the North Carolina Municipal Bond Fund's portfolio turnover rates were __% and 7%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the South Carolina Municipal Bond Fund's portfolio turnover rates were __% and 20%, respectively.

      During the fiscal years ended November 30, 1997 and 1996, the MarketWatch Virginia Municipal Bond Fund, which was reorganized into the Virginia Municipal Bond Fund, had portfolio turnover rates that were __% and 37%, respectively.

Investment Limitations

      Selling Short and Buying On Margin

            The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

            The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

            The Fixed Income Fund, Intermediate Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

            The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money

            The Equity Fund and Special Values Fund will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

            The Growth & Income Fund, Quantitative Equity Fund and Emerging Markets Fund will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

            The Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that a Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not issue senior securities, except that a Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

            The Funds (except for the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

      Pledging Assets

            The Equity Fund, Growth & Income Fund, Quantitative Equity Fund, and Special Values Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

            The Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

            The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

      Investing in Real Estate

            The Funds (except the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate.

      Investing in Commodities

            The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, and Emerging Markets Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, a Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

            The Fixed Income Fund and the Intermediate Fixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that a Fund may engage in transactions involving futures contracts and related options.

            The Balanced Fund and Short-Term Fixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that a Fund may purchase and sell futures contracts and related options.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

      Underwriting

            The Equity Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

            The Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Emerging Markets Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

      Diversification of Investments

            With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

      Concentration of Investments

            The Funds (except Emerging Markets Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

            The Emerging Markets Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreement collateralized by such U.S. government securities.

            The South Carolina Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects . The Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      Lending Cash or Securities

            The Equity Fund, Growth & Income Fund and Special Values Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets.

            The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities.

            This shall not prevent the above Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations.

            The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

            The Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objectives, policies, and limitations.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not lend any assets except portfolio securities. The Funds may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with each Fund's investment objective, policies, limitations and the Trust's Declaration of Trust.

            The South Carolina Municipal Bond Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.

      Investing in Restricted Securities

            The South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

      Dealing in Puts and Calls

            The South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

      The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      Investing in Securities of Other Investment Companies

            The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

            However, the Equity Index Fund may invest in Standard & Poor's Depository Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions.

            The Funds have a present intention of investing no more than 5% of their total assets in investment companies during the current fiscal year.

      Investing in Restricted Securities

            The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

      Investing in Illiquid Securities

            The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

      Investing in Put Options

            The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

            The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

      Writing Covered Call Options

            The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      Investing in Warrants

            The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

      Purchasing Securities to Exercise Control

            The Funds will not purchase securities of a company for purposes of exercising control or management.

      Arbitrage Transactions

            The Funds will not enter into transactions for the purpose of engaging in arbitrage.

      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

      For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

      The Funds do not intend to borrow money in excess of 5% of the value of their total assets during the current fiscal year.


The Wachovia Funds and The Wachovia Municipal Funds Management

Officers and Trustees

      Officers and Trustees of the Trusts are listed with their principal occupations, birthdates, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, or Federated Administrative Services.


James A. Hanley
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until 1988).


J. Berkley Ingram, Jr.
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.


D. Dean Kaylor
2835 Greenbriar
Harbor Springs, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until
1990).


Charles S. Way, Jr.*
211 King Street
Suite 300
Charleston, SC
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
March 23, 1960

Vice President and Assistant Treasurer
Vice President, Federated Services Company.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Vice President and Director of Proprietary Funds Services,
Federated Services Company.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

Fund Ownership

      Officers and Trustees own less than 1% of each Fund's outstanding shares.

      The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of _______________, 1998:


                               [TO BE INSERTED]

Trustees Compensation
-------------------------------------------------------------------------------
NAME AND                                    TOTAL COMPENSATION PAID
POSITION WITH THE                           TO THE TRUSTEES FROM THE TRUSTS
TRUST                                       AND FUND COMPLEX*+#
-------------------------------------------------------------------------------
James A. Hanley,                            $
Trustee
Samuel E. Hudgins,                          $
Trustee
J. Berkley Ingram, Jr.,                     $
Trustee
D. Dean Kaylor,                             $
Trustee
Charles S. Way, Jr.,                        $
Trustee
-------------------------------------------------------------------------------

      *Information is furnished for the fiscal year ended November 30, 1997.

      +The total compensation is paid by The Wachovia Funds, which, at November 30, 1997, was comprised of twelve portfolios and The Wachovia Municipal Funds, which was comprised of three portfolios.

      #The Fund Complex was, at November 30, 1997, comprised of 15 portfolios.

Trustee Liability

      The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
Adviser to the Funds

      Investment decisions for The Wachovia Funds and The Wachovia Municipal Funds are made by Wachovia Asset Management, a business unit of Wachovia Bank, N.A. (the "Adviser").

      Twin Capital Management, Inc. ("Twin Capital") serves as the sub-adviser to the Quantitative Equity Fund under the terms of an investment sub-advisory agreement between the Adviser and Twin Capital. Twin Capital, incorporated as a Pennsylvania corporation in 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

      The Adviser shall not be liable to the Trust, a Fund or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contracts with the Trusts.

      Because of the internal controls maintained by Wachovia Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Wachovia Bank's or its affiliates' lending relationships with an issuer.

Advisory and Sub-Advisory Fees

      For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived. Twin Capital receives an annual sub-advisory fee, payable solely by the Adviser, as described in the prospectuses.



                 Year      Amount    Year Ended Amount   Year Ended Amount
Fund Name        Ended     Waived-199Nov. 30,   Waived-19Nov. 30,   Waived-1995
                 Nov. 30,            1996                1995
                 1997


Equity Fund      --        --        $1,003,098 $107,888 $754,597   $76,995

 Quantitative    --        --        $984,868   $100,131 $728,298   $89,503
Equity Fund

Equity Index     --        --        $616,302   $88,233  $545,415   $97,171
Fund

Special Value    --         --       $324,764   $76,655  $160,840   $59,075
Fund

Emerging         --        --                   $1,057   $371,458** $60,903
Markets Fund                         $1,006,829

Balanced Fund    --        --        $1,588,214          $1,394,516 $316,346
                                                $352,189

Fixed Income     --        --        $1,047,666 $177,507  $957,389  $159,425
Fund

Short-Term       --        --        $649,181   $211,508  $768,294  $220,989
Fixed Income
Fund

Georgia          --        --        $ 84,212   $78,762   $49,436** $40,609
Municipal Bond
Fund

North Carolina   --        --        $210,288            $77,710**  $63,053
Municipal Bond                                  $176,041
Fund

South Carolina   --        --         $743,153  $500,413 $639,686   $469,407
Municipal Bond
Fund

**Represents the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

      During the fiscal years ended November 30, 1997, 1996, and 1995, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, paid investment advisory fees of $_____, $1,070,702 and $797,122 to Central Fidelity National Bank ("CFNB"), the investment adviser to the Prior Equity, the Prior Income and the Prior Virginia Funds' investment adviser Funds, of which amounts CFNB waived $_______, $371,422 and $315,926, respectively. During the fiscal years ended November 30, 1997, 1996, and 1995, the Prior Virginia Fund, which was reorganized into the Virginia Municipal Bond Fund, paid investment advisory fees of $_______, $250,321 and $172,550 to CFNB, of which amounts CFNB waived $_______, $225,219 and $155,972, respectively. During the fiscal years ended November 30, 1997, 1996, and 1995, the Prior Income Fund, which was reorganized into the Intermediate Fixed Income Fund, paid investment advisory fees of $____, $188,872 and $195,026 to CFNB, of which amounts CFNB waived $_____, $99,835 and $99,607, respectively.

Brokerage Transactions

      When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and economic reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising a Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce its expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1997, 1996, and 1995, the Equity Fund paid $________, $252,493, and $176,610, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the Quantitative Equity Fund paid $________, $165,434, and $98,771, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, paid $_______, $89,768 and $85,138, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the Equity Index Fund paid $________, $15,333, and $28,337, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the Special Values Fund paid $________, $155,248, and $57,052, respectively, in commissions on brokerage transactions. For the fiscal year ended November 30, 1997, 1996 and 1995, the Emerging Markets Fund paid $________, $538,172, and
$437,055, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the Balanced Fund paid $________, $269,729, and $140,316, respectively, in commissions on brokerage transactions. For the fiscal years ended November 30, 1997, 1996, and 1995, the Fixed Income Fund, Short-Term Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, the MarketWatch Intermediate Fixed Income Fund, the predecessor to the Intermediate Fixed Income Fund, and the MarketWatch Virginia Municipal Bond Fund, the predecessor to the Virginia Municipal Bond Fund, paid no commissions on brokerage transactions.

      As of November 30, 1997, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, owned $_______ of securities issued by __________, respectively, several of its regular broker/dealers, which derive more than 15% of their gross revenues from securities-related activities.

      As of November 30, 1997, the Balanced Fund owned $_________ of securities issued by ____________________, one of its regular broker/dealers, which derives more than 15% of its gross revenues from securities-related activities.

      As of November 30, 1997, the Fixed Income Fund owned $_________ of securities issued by _____________________________________, one of its regular broker/dealers, which derive more than 15% of its gross revenues from securities-related activities.

      As of November 30, 1997, the MarketWatch Intermediate Fixed Income Fund, which was reorganized into the Intermediate Fixed Income Fund, owned $_____ of securities issued by _____, respectively, several of its regular broker/dealers, which derive more than 15% of other gross revenues from securities-related activities.

      As of November 30, 1997, the Short-Term Fixed Income Fund owned $_________ of securities issued by ___________________, one of its regular broker/dealers, which derives more than 15% of its gross revenues from securities-related activities.

      Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available to investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of a participating Fund.

Other Services

Administration

      Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the prospectuses. The following shows all fees earned by FAS and the amounts of those fees that were voluntarily waived:



                 Year      Amount    Year Ended Amount   Year Ended Amount
Fund Name        Ended     Waived-199Nov. 30,   Waived-19Nov. 30,   Waived-1995
                 Nov. 30,            1996                1995
                 1997

Equity Fund      --        --        $124,288   $0       $96,714    $0

Quantitative     --        --        $121,949   $0       $93,391    $0
Equity Fund

Equity Index     --        --        $178,161   $0        $163,299  $0
Fund

Special Value    --        --        $35,122    $0       $75,000    $56,955
Fund

Emerging         --        --        $87,231    $0       $75,000**  $41,860
Markets Fund

Balanced Fund    --        --         $196,750  $0       $178,968   $46,191

Fixed Income     --        --        $151,450   $0       $143,274    $0
Fund

Short-Term       --        --        $102,429   $0       $125,580   $0
Fixed Income
Fund

Georgia          --        --        $9,732     $0       $50,000**  $44,142
Municipal Bond
Fund

North Carolina   --        --        $24,266    $0       $50,000**  $40,270
Municipal Bond
Fund

South Carolina   --        --        $86,019    $0       $76,587    $0
Municipal Bond
Fund

**Represents the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

      During the fiscal years ended November 30, 1997, 1996, and 1995, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, paid administration fees to the Prior Equity Fund's administrator (the "Prior Administrator") of $_______, $216,046, and $166,890, respectively, of which amounts the Prior Administrator waived administration fees of $_______, $72,379 and $55,720, respectively. During the fiscal years ended November 30, 1997, 1996, and 1995, the MarketWatch Virginia Municipal Bond Fund, which was reorganized into the Virginia Municipal Bond Fund, paid administration fees to the Prior Administrator of $_______, $96,326 and $66,535, respectively, of which amounts the Prior Administrator waived administration fees of $_______, $32,198 and $22,255, respectively. During the fiscal years ended November 30, 1997, 1996 and 1995, the MarketWatch Intermediate Fixed Income Fund, which was reorganized into the Intermediate Fixed Income Fund, paid administration fees to the Prior Administrator of $_____, $58,491 and $59,777, respectively, of which amounts the Prior Administrator waived and/or reimbursed administration fees of $_____, $19,538 and $44,670, respectively.

Custodian

      Wachovia Bank, N.A., Winston-Salem, North Carolina, is custodian (the "Custodian") for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent

      Federated Services Company, Pittsburgh, Pennsylvania a subsidiary of Federated Investors, is transfer agent (the "Transfer Agent") for the shares of the Funds, and dividend disbursing agent for the Funds. The Transfer Agent also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Legal Services

      Legal services for the Funds are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C., serves as counsel to the independent Trustees.

Independent Auditors

      The independent auditors are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Distribution Plan (Class B Shares Only) and Shareholder Services Plan (Class A Shares and Class B Shares Only)

      These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services Company, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholders' particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

      By adopting Distribution Plans, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist each Fund in pursuing its investment objective. By identifying potential investors whose needs are served by a Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

      Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

      For the fiscal year ended November 30, 1997, payments in the amount of $________ were made pursuant to the Plan on behalf of Equity Fund. In addition, for the fiscal year the Equity Fund Class A Shares paid shareholder service fees in the amount of $_______, of which $_________ was waived, and Class B Shares paid $_______.

      For the fiscal year ended November 30, 1997, payments in the amount of $_____ were made pursuant to the Plan on behalf of Quantitative Equity Fund. In addition, for the fiscal year the Quantitative Equity Fund Class A Shares paid shareholder service fees in the amount of $_______, of which $________ was waived, and Class B Shares paid $_____.

      For the fiscal year ended November 30, 1997, the Equity Index Fund Class A Shares paid shareholder service fees in the amount of $_______, of which $________ was waived.

      For the fiscal year ended November 30, 1997, the Special Values Fund Class A Shares paid shareholder service fees in the amount of $______, of which $________ was waived.

      For the fiscal year ended November 30, 1997, the Emerging Markets Fund Class A Shares paid shareholder service fees in the amount of $______, of which $________ was waived.

      For the fiscal year ended November 30, 1997, payments in the amount of $_____ were made pursuant to the Plan on behalf of Balanced Fund. In addition, for the fiscal year the Balanced Fund Class A Shares paid shareholder service fees in the amount of $_______, of which $________ was waived, and Class B Shares paid $_____.

      For the fiscal year ended November 30, 1997, payments in the amount of $_____ were made pursuant to the Plan on behalf of Fixed Income Fund. In addition, for the fiscal year the Fixed Income Fund Class A Shares paid shareholder service fees in the amount of $_______, of which $________ was waived, and Class B Shares paid $_____.

      For the fiscal year ended November 30, 1997, the Short-Term Fixed Income Fund Class A Shares paid shareholder service fees in the amount of $______, of which $________ was waived.

      For the fiscal year ended November 30, 1997, Georgia Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $_____ of which $________ was waived.

      For the fiscal year ended November 30, 1997, North Carolina Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $______, of which $________ was waived.

      For the fiscal year ended November 30, 1997, South Carolina Municipal Bond Fund Class A Shares paid shareholder service fees in the amount of $______, of which $__________ was waived.

      The Class A Shares of the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund were not offered during the fiscal year ending November 30, 1997. During the fiscal year ending November 30, 1997, the MarketWatch Equity Fund, which was reorganized into the Growth & Income Fund, paid $_______ to the MarketWatch Equity Fund's distributor (the "Prior Distributor"),; the MarketWatch Intermediate Fixed Income Fund, which was reorganized into the Intermediate Fixed Income Fund, paid $_____ to the Prior Distributor; and the MarketWatch Virginia Municipal Bond Fund, which was reorganized into the Virginia Municipal Bond Fund, paid $_______ to the Prior Distributor. For the same period, the Prior Distributor received $_______, $_____ and $_____ in sales loads, in connection with purchases of shares of the Prior Equity Fund, the Prior Income Fund and of the Prior Virginia Fund, respectively, of which the Prior Distributor retained $_______, $_____ and $_____, respectively. The balance was paid to selling dealers.

Purchasing Fund Shares

      Shares of a Fund are sold at net asset value plus an applicable sales charge on days on which Wachovia Bank, the New York Stock Exchange and the Federal Reserve Wire System are open for business.

Conversion to Federal Funds

      It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

      A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

      Any securities exchanged must meet the investment objective and policies of a Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in any initial investment, plus any cash, must be at least equal to the minimum investment in the Fund.

      Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

      Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

      If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

Determining Net Asset Value

      Net asset value generally changes each day. The days on which net asset value is calculated by a Fund are described in the prospectuses.

      Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as a Fund is informed of the ex-dividend date.

Determining Market Value of Securities

      The market values of a Fund's portfolio securities are determined as follows:

               o for equity securities, according to the last sale price on a national securities exchange, if available;

               o    in  the  absence  of  recorded   sales  for  listed   equity
                    securities, according to the mean between the last closing bid and asked prices;

               o    for unlisted equity securities, the latest bid prices;

               o for bonds and other fixed income securities, as determined by an independent pricing service;

               o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or

               o for all other securities, at fair value as determined in good faith by the Trustees.

      Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

      The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary.

Redeeming Fund Shares

      A Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectuses under "Redeeming Shares."

Redemption in Kind

      Although each Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.

      Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

      Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

      The Trusts have elected to be governed by Rule 18f-1 under the 1940 Act which obligates a Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Massachusetts Business Trusts

      Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trusts. To protect shareholders, the Trusts have filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trusts. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trusts or the Trustees enter into or sign on behalf of a Fund.

      In the unlikely event a shareholder is held personally liable for a Trust's obligations on behalf of a Fund, the Trust is required by its Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, a Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

Tax Status

The Funds' Tax Status

      Each Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

               o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

               o derive less than 30% of its gross income from the sale of securities held less than three months;

               o    invest in securities within certain statutory limits; and

               o distribute to its shareholders at least 90% of its net income earned during the year.

      Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, a Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Shareholders' Tax Status

      Shareholders of the Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

      No portion of any income dividend income paid by the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund is eligible for the dividends received deductions available to corporations.

Capital Gains

      Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held the shares.

      Capital gains or losses may be realized by the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

            o     the availability of higher relative yields;

            o     differentials in market values;

            o     new investment opportunities;

            o     changes in creditworthiness of an issuer; or

            o     an attempt to preserve gains or limit losses.

      Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

Total Return

      The average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

      Cumulative total return reflects a Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Funds' cumulative total returns are representative of investment activity since a Fund's effective date.

Fund Name     Class A      Class A      Class A      Class B      Class Y
              Shares       Shares       Shares       Shares       Shares
              Average      Average      Average      Cumulative   Cumulative
              Annual       Annual       Annual       Total Return Total Return
              Total Return Total Return Total Return Since        Since
              1-year       5-Year       Since        Inception    Inception
              Period*      Period*      Inception**
-------------------------------------------------------------------------------

Equity Fund   %            %            %+           %++          %++
Quantitative  %            %            %#           %++          %++
   Equity
Fund
Growth &      %            %            %            %            %
Income
   Fund+
Equity Index  %            %            %+           %            %++
   Fund
Special       %            %            %+           %            %++
Values
   Fund
Emerging      %            %            %##          %            %++
Markets
   Fund
Balanced Fund %            %            %+           %++          %++
Fixed Income  %            %            %+            %++         %++
Fund
Intermediate
============
Fixed
=====
Income Fund
===========
Short-Term    %            %            %+           %            %++
Fixed
Income Fund
Georgia       %            %            %##          %            %++
Municipal
Bond Fund
North         %            %            %##          %            %++
Carolina
Municipal
Bond Fund
South         %            %            %###         %            %++
Carolina
Municipal
Bond Fund
Virginia       %           %            %            %            %
Municipal
Bond Fund+

* For the fiscal year ended November 30, 1997 ** Start of performance + May 7, 1993 through November 30, 1997 ++ July 23, 1996 through November 30, 1997 # March 25, 1994 through November 30, 1997 ## December 23, 1994 through November 30, 1997 ### January 11, 1991 through November 30, 1997
+ Performance quoted reflects the performance of the MarketWatch Equity Fund, the MarketWatch Intermediate Fixed Income Fund and the MarketWatch Virginia Municipal Bond Fund, which were reorganized into the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund, respectively.

Yield

      The yield for a Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by a Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

      To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

      The Funds' yields for the thirty-day period ended November 30, 1997, were as follows:

-------------------------------------------------------------------------------------------
Fund Name                Class A Shares        Class B Shares        Class Y Shares
-------------------------------------------------------------------------------------------

Equity Fund              %                     %                     %
Quantitative Equity Fund %                     %                     %
Equity Index Fund        %                     %                     %
Growth & Income Fund+    %                     %                     %
Special Values Fund      %                     %                     %
Emerging Markets Fund    %                     %                     %
Balanced Fund            %                     %                     %
Fixed Income Fund        %                     %                     %
Short-Term Intermediate
           ============
Fixed Income
   Fund
Short-Term Fixed Income  %                     %                     %
   Fund
Georgia Municipal Bond   %                     %                     %
Fund
North Carolina Municipal %                     %                     %
   Bond Fund
South Carolina Municipal %                     %                     %
   Bond Fund
Virginia Municipal Bond  %                     %                     %
   Fund+

+ Performance quoted reflects the performance of the MarketWatch Equity Fund, MarketWatch Intermediate Fixed Income Fund, and the MarketWatch Virginia Municipal Bond Fund, which were reorganized into the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund, respectively.

Tax-Equivalent Yield

      The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming that income is 100% tax-exempt.

      The Funds may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in a Fund's portfolio generally remain free from federal regular income tax,* and is often free from state and local taxes as well. As the tables below indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

      Georgia Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

      Georgia Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

-------------------------------------------------------------------------------
                      TAXABLE YIELD EQUIVALENT FOR 1998
                               STATE OF GEORGIA
-------------------------------------------------------------------------------

TAX BRACKET:

FEDERAL COMBINED         15.00%      28.00%     31.00%      36.00%      39.60%
COMBINED FEDERAL         21.00%      34.00%     37.00%      42.00%      45.60%
AND STATE
-------------------------------------------------------------------------------

JOINT RETURN                $1-    $40,101-   $96,901-   $147,701-        OVER
                         40,100      96,900    147,700     263,750    $263,750
SINGLE RETURN               $1-    $24,001-   $58,151-   $121,301-        OVER
                         24,000      58,150    121,300     263,750    $263,750
-------------------------------------------------------------------------------

Tax-Exempt Yield                     Taxable Yield Equivalent
-------------------------------------------------------------------------------

               1.50%      1.90%       2.27%      2.38%       2.59%       2.76%
               2.00%      2.53%       3.03%      3.17%       3.45%       3.68%
               2.50%      3.16%       3.79%      3.97%       4.31%       4.60%
               3.00%      3.80%       4.55%      4.76%       5.17%       5.51%
               3.50%      4.43%       5.30%      5.56%       6.03%       6.43%
               4.00%      5.06%       6.06%      6.35%       6.90%       7.35%
               4.50%      5.70%       6.82%      7.14%       7.76%       8.27%
               5.00%      6.33%       7.58%      7.94%       8.62%       9.19%
               5.50%      6.96%       8.33%      8.73%       9.48%      10.11%
               6.00%      7.59%      9 .09%      9.52%      10.34%      11.03%
               6.50%      8.23%       9.85%     10.32%      11.21%      11.95%
               7.00%      8.86%      10.61%     11.11%      12.07%      12.87%

      North Carolina Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

      North Carolina Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

-------------------------------------------------------------------------------
                      TAXABLE YIELD EQUIVALENT FOR 1998
                           STATE OF NORTH CAROLINA
-------------------------------------------------------------------------------

TAX BRACKET:

FEDERAL COMBINED         15.00%      28.00%     31.00%      36.00%      39.60%
COMBINED FEDERAL         22.00%      35.00%     38.75%      43.75%      47.35%
AND STATE
-------------------------------------------------------------------------------

JOINT RETURN                $1-    $40,101-   $96,901-   $147,701-        OVER
                         40,100      96,900    147,700     263,750    $263,750
SINGLE RETURN               $1-    $24,001-   $58,151-   $121,301-        OVER
                         24,000      58,150    121,300     263,750    $263,750
-------------------------------------------------------------------------------

Tax-Exempt Yield                     Taxable Yield Equivalent
-------------------------------------------------------------------------------

               3.50%      4.49%       5.38%      5.71%       6.22%       6.65%
               4.00%      5.13%       6.15%      6.53%       7.11%       7.60%
               4.50%      5.77%       6.92%      7.35%       8.00%       8.55%
               5.00%      6.41%       7.69%      8.16%       8.89%       9.50%
               5.50%      7.05%       8.46%      9.98%       9.78%      10.45%
              6 .00%      7.69%       9.23%      9.80%      10.67%      11.40%
               6.50%      8.33%      10.00%     10.61%      11.56%      12.35%
               7.00%      8.97%      10.77%     11.43%      12.44%      13.30%
               7.50%      9.62%      11.54%     12.24%      13.33%     14 .25%
               8.00%     10.26%      12.31%     13.06%      14.22%      15.19%

      South Carolina Municipal Bond Fund Class A Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

      South Carolina Municipal Bond Fund Class Y Shares' tax-equivalent yield for the thirty-day period ended November 30, 1997 was ____%, assuming a 31% tax bracket.

-------------------------------------------------------------------------------
                      TAXABLE YIELD EQUIVALENT FOR 1998
                           STATE OF SOUTH CAROLINA
-------------------------------------------------------------------------------

TAX BRACKET:

FEDERAL COMBINED         15.00%      28.00%     31.00%      36.00%      39.60%
COMBINED FEDERAL         22.00%      35.00%     38.00%      43.00%      46.60%
AND STATE
-------------------------------------------------------------------------------

JOINT RETURN                $1-    $40,101-   $96,901-   $147,701-        OVER
                         40,100      96,900    147,700     263,750    $263,750
SINGLE RETURN               $1-    $24,001-   $58,151-   $121,301-        OVER
                         24,000      58,150    121,300     263,750    $263,750
-------------------------------------------------------------------------------

Tax-Exempt Yield                     Taxable Yield Equivalent
-------------------------------------------------------------------------------

               2.50%      3.21%       3.85%      4.03%       4.39%       4.68%
               3.00%      3.85%       4.62%      4.84%       5.26%       5.62%
               3.50%      4.49%       5.38%      5.65%       6.14%       6.55%
               4.00%      5.13%       6.15%      6.45%       7.02%       7.49%
               4.50%      5.77%       6.92%      7.26%       7.89%       8.43%
              5 .00%      6.41%       7.69%      8.06%       8.77%       9.36%
               5.50%      7.05%       8.46%      8.87%       9.65%      10.30%
              6 .00%      7.69%       9.23%      9.68%      10.53%      11.24%
               6.50%      8.33%      10.00%     10.48%      11.40%      12.17%
               7.00%      8.97%      10.77%     11.29%      12.28%      13.11%


      MarketWatch Virginia Municipal Bond Fund's tax-equivalent yield for the thirty-day period ended November 30, 1997 was __%, assuming a 31% tax bracket.

-------------------------------------------------------------------------------
                      TAXABLE YIELD EQUIVALENT FOR 1998
                           COMMONWEALTH OF VIRGINIA
-------------------------------------------------------------------------------

TAX BRACKET:

FEDERAL COMBINED         15.00%      28.00%     31.00%      36.00%      39.60%
COMBINED FEDERAL         22.00%      35.00%     38.00%      43.00%      46.60%
AND STATE
-------------------------------------------------------------------------------

JOINT RETURN                $1-    $40,101-   $96,901-   $147,701-        OVER
                         40,100      96,900    147,700     263,750    $263,750
SINGLE RETURN               $1-    $24,001-   $58,151-   $121,301-        OVER
                         24,000      58,150    121,300     263,750    $263,750
-------------------------------------------------------------------------------

Tax-Exempt Yield                     Taxable Yield Equivalent
-------------------------------------------------------------------------------

               2.50%      3.21%       3.85%      4.03%       4.39%       4.68%
               3.00%      3.85%       4.62%      4.84%       5.26%       5.62%
               3.50%      4.49%       5.38%      5.65%       6.14%       6.55%
               4.00%      5.13%       6.15%      6.45%       7.02%       7.49%
               4.50%      5.77%       6.92%      7.26%       7.89%       8.43%
              5 .00%      6.41%       7.69%      8.06%       8.77%       9.36%
               5.50%      7.05%       8.46%      8.87%       9.65%      10.30%
              6 .00%      7.69%       9.23%      9.68%      10.53%      11.24%
               6.50%      8.33%      10.00%     10.48%      11.40%      12.17%
               7.00%      8.97%      10.77%     11.29%      12.28%      13.11%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

      The charts above are for illustrative purposes only. They are not indicators of past or future performance of the Funds.

* Some portion of a Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

Performance Comparisons

      A Fund's performance depends upon such variables as:

      o     portfolio quality;

      o     average portfolio maturity;

      o     type of instruments in which the portfolio is invested;

      o     changes in interest rates and market value of portfolio securities;

      o     changes in the Fund's expenses;

      o     the relative amount of Fund cash flow; and

      o     various other factors.

      A Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price (i.e., net asset value plus any sales charge) per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

      Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

      o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

      o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     o International Finance Corporation ("IFC") Emerging Market Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975.

      o Morgan Stanley Capital International ("MSCI") Emerging Markets Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes).

     o Merrill Lynch Composite 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

      o Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

      o Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

      o Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

      o Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

      o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.

      o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

      o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

      o S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation.

      o Salomon Brothers AAA-AA Corporate index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

      o Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

      o SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

      o Lehman Brothers Government/Corporate (Total) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

      o Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included.

      o Lehman Brothers State General Obligations Index is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.

      o Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.

      o Lehman Brothers Three-Year State General Obligations Bonds is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of investments in the Funds based on monthly reinvestment of dividends over a specified period of time.

      Advertisements may quote performance information which does not reflect the effect of the sales load.

Financial Statements

      The financial statements for the fiscal period ended November 30, 1997 are incorporated herein by reference from the Funds' Annual Reports dated November 30, 1997 (File Nos. 33-44590 and 811-6504). The financial statements for the fiscal period ended November 30, 1997 for the MarketWatch Equity Fund, the MarketWatch Intermediate Fixed Income Fund and the MarketWatch Virginia Municipal Bond Fund, the predecessors to the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund, respectively, are also incorporated herein by reference from the MarketWatch Funds' Annual Reports dated November 30, 1997 (File Nos. 33-___ and 811-___). No other parts of the MarketWatch Funds' 1997 Annual Report are incorporated by this reference. A copy of an Annual Report may be obtained without charge by contacting the Funds at the address located on the back cover of the prospectuses or by calling the Funds at 1-800-994-4414.

Standard & Poor's Corporation

      Standard & Poor's Corporation ("S&P") makes no representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the S&P 500 Index (as defined in the prospectuses) to track general stock market performance. S&P's only relationship to Federated Securities Corp., the Funds' distributor (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or a Fund. S&P has no obligation to take the needs of the Licensee or the owners of a Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of a Fund.

      S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Licensee, owners of a Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Appendix

Standard & Poor's Ratings Group Corporate Bond Ratings

      AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

      C -- The rating "C" is reserved for income bonds on which no interest is being paid.

      D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

      NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

      S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc. Corporate Bond Rating

      Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

      A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

      B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

      NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Commercial Paper Ratings

      A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

      B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

      C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

      Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics:

      o     Leading market positions in well-established industries;

      o     High rates of return on funds employed;

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group Municipal Bond Ratings

      AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions.

      C--The rating "C" is reversed for income bonds on which no interest is being paid.

      D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Standard & Poor's Ratings Group Municipal Note Ratings

      SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

      SP-2--Satisfactory capacity to pay principal and interest.

      SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service, Inc. Municipal Bond Ratings

      Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

      A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

      B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Investors Service, Inc. Short-Term Debt Ratings

      Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      o     Leading market positions in well established industries;

      o     High rates of return on funds employed;

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Investors Service, Inc. Short Term Loan Ratings

      MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

      MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   The Financial Statements for the fiscal year ended
                  November 30, 1997 are to be filed by Amendment in the Fund's Annual Report dated November 30, 1997.
            (1)   Conformed Copy of Declaration of Trust of the Registrant (1.);
                  (i) Conformed copies of Amendment Nos. 1 through 4 to the Declaration of Trust dated August 15, 1990 (8.); (ii) Conformed Copy of Amendment No. 6 to the Declaration of Trust dated August 15, 1990 (9.);
            (2)   Copy of By-Laws of the Registrant (1.);
            (3)   Not applicable;
            (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (2.); (i) Wachovia Georgia Municipal Bond Fund;(12) (ii) Wachovia North Carolina Municipal Bond Fund;(12) (iii) Wachovia South Carolina Municipal Bond;(12)
            (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant and Exhibit A thereto (to file the executed version of the Investment advisory Contract between the Trust and Wachovia Bank of South Carolina, N.A. on behalf of South Carolina Municipal Bond Fund) (8.);
                  (ii) Conformed copy of Investment Advisory Contract of the Registrant between the Trust and Wachovia Bank of Georgia, N.A. on behalf of Wachovia Georgia Municipal Bond Fund (9.);
                  (iii) Conformed copy of Investment Advisory Contract of the
                        Registrant between the Trust and Wachovia Bank of North Carolina, N.A. on behalf of Wachovia North Carolina Municipal Bond Fund (9.);
                  (iv) Conformed copy Exhibit A to Investment Advisory
            Contract;+ (6) (i) Conformed Copy of Distributor's Contract of the
                        Registrant and Exhibit A thereto (8.);
                  (ii) Conformed Copy of Exhibit B to the Distributor's Contract (9.); (iii) Conformed copy of Exhibits E & F to the Distributors Contract;+
            (7)   Not applicable;
            (8)         (i) Conformed copy of new Custodian Agreement of the
                        Registrant and Exhibits A-C thereto (8.);
                  (ii)  Amendment to Exhibit A to Custody Agreement;+
            ..................
      + All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 6, 1994. (File Nos. 33-37525 and 811-6201)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed January 27, 1995. (File Nos. 33-37525 and 811-6201)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No.11 filed June 21, 1996. (File Nos. 33-37525 and 811-6201)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 filed December 22, 1997. (File Nos. 33-37525 and 811-6201)

            (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant (5);
                  (i) Conformed copy of new Portfolio Accounting and Shareholder Recordkeeping Agreement of Registrant and Schedule F thereto (8.); (ii) Copy of Schedule G to new Portfolio Accounting and Recordkeeping Agreement (8.); (iii) Conformed Copy of Administrative Services Agreement(8.); (iv) Conformed copy of Amendment No. 1 to the Administrative Services Agreemtnt(11);
                  (v) Conformed copy of Portfolio Accounting and Shareholder Recordkeeping Agreement Amendment No. 1 to Schedule B;(12)
                  (vi) Amendment to Shareholder Services;+ (vii) Conformed copy of Shareholder Services Plan;(12)
            (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (2.); (11) (i) Conformed Copy of Consent of Independent Auditors;(12)
                  (ii) Conformed copy of Opinion and Consent of Special Tax Counsel for South Carolina Municipal Bond Fund (4.);
            (12)  Not Applicable;
            (13)  Conformed copy of Initial Capital Understanding (2.);
            (14)  Not Applicable;
            (15)  Not Applicable;
            (16) (i) Schedule for Computation of Fund Performance Data, Wachovia South Carolina Municipal Bond Fund (3.); (ii) Schedule for Computation of Fund Performance Data, Wachovia Georgia Municipal Bond Fund (10.); (iii) Schedule for Computation of Fund Performance Data, Wachovia North Carolina Municipal Bond Fund (10.);
            (17)  Copy of Financial Data Schedules; (12)
             (18) Copy of The Wachovia Municipal Funds Multiple Class Plan;(12);
                  (ii) Amendment to Exhibit A to Multiple Class Plan;+
             (19) Conformed Copy of Power of Attorney;(11)

Item 25.    Persons Controlled by or Under Common Control with Registrant

            None



      +     All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 28, 1991. (File Nos. 33-37525 and 811-6201)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed November 27, 1991. (File Nos. 33-37525 and 811-6201)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed November 23, 1992. (File Nos. 33-37525 and 811-6201)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 6, 1994. (File Nos. 33-37525 and 811-6201)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 30, 1995. (File Nos. 33-37525 and 811-6201)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No.11 filed June 21, 1996. (File Nos. 33-37525 and 811-6201)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 filed December 22, 1997. (File Nos. 33-37525 and 811-6201)

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                        as of January 28, 1998
            --------------                       -----------------------

            Shares of beneficial interest
            no par value

    Wachovia South Carolina Municipal Bond Fund (Class A Shares) 2,011 (Class Y Shares) 372 Wachovia North Carolina Municipal Bond Fund (Class A Shares) 360 (Class Y Shares) 381 Wachovia Georgia Municipal Bond Fund (Class A Shares) 255 (Class Y Shares) 87 Wachovia Virginia Municipal Bond Fund (Class A Shares) Not Currently Effective (Class Y Shares) Not Currently Effective


Item 27.    Indemnification: (1.)

Item 28.    Business and Other Connections of Investment Adviser:

            (a) For a description of the other business of the investment advisers, see the section entitled "Trust Information - Management of the Trusts" in Part A for each of the Funds.


               The Officers of Wachovia Bank of South  Carolina,  N.A. are: Will
               B. Spence, President and Chief Executive Officer; Charles T. Cole, Jr., Executive Vice President; David Q. Soutter, Executive Vice President; David H. Parker, Regional Executive Officer; and
               G. Joseph Prendergast, Chairman. The business address of each of the Officers of Wachovia Bank of South Carolina, N.A. is 1401 Main Street, Columbia, South Carolina, 29226.

               The  Officers  of  Wachovia  Bank of North  Carolina,  N.A.  are:
               Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Robert G. Brookby; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of Wachovia Bank of North Carolina, N.A. is 100 North Main Street, Winston-Salem, N.C. 27101.


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)

               The Officers of Wachovia Bank of Georgia, N.A. are: Chairman, G. Joseph Prendergast; President and Chief Executive Officer, D. Gary Thompson; and Executive Vice Presidents: George W.P. Atkins; Donald P. Carson; John M. Chalk; William T. Deyo, Jr.; Thomas D. Hills; Eric L. Stone; and David C. Swann. The business address of each of the Officers of Wachovia Bank of Georgia, N.A. is 191 Peachtree Street, NE, Atlanta, Georgia, 30303.

               The Directors of Wachovia Bank of South Carolina, N.A. are: L.M. Baker, Jr, President and Chief Executive Officer, Wachovia Corporation; Charles J. Bradshaw, President, Bradshaw Investments, Inc.; Frank W. Brumley, President, The Brumley Company; W.T. Cassels, Jr, Chairman, Southeastern Freight Lines Inc.; Thomas C. Coxe, III, Executive Vice President, Sonoco Products Company; Frederick B. Dent, Jr., President, Mayfair Mills, Inc.; James G. Lindley, Chairman Emeritus, South Carolina National Corporation; Joe A. Padgett; G. Joseph Prendergast, Chairman, Wachovia Bank of South Carolina, N.A.; W.M. Self, President and Chief Executive Officer, Greenwood Mills, Inc.; Robert S. Small, Jr., President, AVTEX Commercial Properties, Inc.; Will B. Spence, President and Chief Executive Officer, Wachovia Bank of South Carolina, N.A.; J. Guy Steenrod, President, Roche Carolina Inc.; William G. Taylor, President, The Springs Company; and Beatrice R. Thompson, Coordinator of Psychological Services, Anderson County School District.

               The Directors of Wachovia Bank of North Carolina, N.A. are: L.M. Baker, Jr., Chairman of the Board, Wachovia Bank of NC, N.A.; Thomas M. Belk, Jr., Senior Vice-President, Belk Stores Services, Inc.; Howard C. Bissell, Chairman of the Board, The Bissell Companies, Inc.; Felton J. Capel, Chairman and President, Century Associates of North Carolina; William Cavanaugh, III, President and Chief Operating Officer; Bert Collins, President and Chief Executive Officer, N.C. Mutual Life Insurance Company; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; Estell C. Lee, Chairman and President, The Lee Company; J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of NC, N.A.; G. Joseph Prendergast, Executive Vice President, Wachovia Corporation; Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; David J. Whihard, II, The Daily Reflector; and John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.


                 The Directors of Wachovia Bank of Georgia, N.A. are:
                 F. Duane Ackerman, Vice Chairman and Chief Operating Officer,BellSouth Corporation; L.M. Baker, Jr., President and Chief Executive Officer, Wachovia Corporation; Carl E. Bolch, Jr., Chairman and Chief Executive Officer, Race Track Petroleum, Inc.; James E. Bostic, Jr., Senior Vice President, Environmental, Government Affairs and Communiciaton, Georgia-Pacific Corporation; Dan T. Cathy, President, Chick-Fil-A International; Michael C. Carlos, Chairman and Chief Executive Officer, National Distributing Co., Inc.; G. Stephen Felker, Chairman and Chief Executive Officer, Avondale Mills, Inc.; Bryan D. Langton, Chairman and Chief Executive Officer, Holiday Inn Worldwide; Bernard Marcus, Chairman and Chief Executive Officer, The Home Depot, Inc.; James F. McDonald, President and Chief Executive Officer, Scientific-Atlanta, Inc.; Daniel W. McGlaughlin, President and Chief Operating Officer, Equifax Inc.; G. Joseph Prendergast, Chairman of the Board, Wachovia Bank of Georgia, N.A.; D. Raymond Riddle, Chairman of the Board and Chief Executive Officer, National Service Industries, Inc.; S. Stephen Selig, III, Chairman of the Board and President, Selig Enterprises, Inc.; Alana S. Shepherd, Secretary of the Board, Shepherd Spinal Center; and D. Gary Thompson, President and Chief Executive Officer, Wachovia Bank of Georgia, N.A..

Item 29.    Principal Underwriters:

     ......(a)  Federated  Securities  Corp. the  Distributor  for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records:

          The Wachovia Municipal Funds          Federated Investors Tower
                                                Pittsburgh, PA  15222-3779

          Federated Services Company            Federated Investors Tower
          ("Transfer Agent, Dividend            Pittsburgh, PA  15222-3779
          Disbursing Agent and Portfolio
          Recordkeeper")

          Federated Administrative Services     Federated Investors Tower
          ("Administrator")                     Pittsburgh, PA  15222-3779

          Wachovia Bank of North Carolina, N.A. 301 North Main Street
          ("Investment Adviser" to North        Winston-Salem, NC  21750
          Carolina Municipal Bond Fund)

          Wachovia Bank of Georgia, N.A.        191 Peachtree Street, N.E.
          ("Investment Adviser" to              Atlanta, Georgia 30303
          Georgia Municipal Bond Fund)

          Wachovia Bank of South Carolina, N.A. 1426 Main Street
          ("Investment Adviser" to South        Columbia, South Carolina 29226
          Carolina Municipal Bond Fund)

          Wachovia Bank of North Carolina, N.A. Wachovia Trust Operations
          ("Custodian")                         301 North Main Street
                                                Winston-Salem, NC  21750

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the l940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment on behalf of the Wachovia Virginia Municipal Bond Fund, using financial statements for the Wachovia Virginia Municipal Bond Fund which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 14.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA MUNICIPAL FUNDS (Formerly, THE BILTMORE MUNICIPAL FUNDS), has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 3rd day of February, 1998.

                          THE WACHOVIA MUNICIPAL FUNDS
                    (Formerly, THE BILTMORE MUNICIPAL FUNDS)

                  BY: /s/ Gail Cagney
                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for John W. McGonigle
                  February 3, 1998


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Gail Cagney
    Gail Cagney                   Attorney In Fact          February 3, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                      TITLE

John W. McGonigle*      President and Treasurer
                        (Chief Executive Officer
                        and Principal Financial and
                        Accounting Officer)

James A. Hanley*              Trustee

Samuel E. Hudgins*            Trustee

J. Berkley Ingram, Jr.*       Trustee

D. Dean Kaylor*               Trustee

Charles S. Way, Jr.*          Trustee

* By Power of Attorney